UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Series Equity-Income Fund Fidelity Advisor® Series Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2016

Contents

Fidelity Advisor® Series Equity-Income Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Series Equity-Income Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.(a)	4.1	5.1
JPMorgan Chase & Co.	3.3	3.2
Johnson & Johnson(a)	3.2	6.6
General Electric Co.(a)	3.1	4.2
Cisco Systems, Inc.	2.8	2.1
Procter & Gamble Co.	2.7	4.1
Verizon Communications, Inc.(a)	2.4	2.9
Medtronic PLC	2.3	1.9
Wells Fargo & Co.	1.9	1.9
M&T Bank Corp.	1.8	1.9
	27.6

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	24.0
Energy	12.3	9.6
Information Technology	10.9	11.0
Industrials	10.3	11.7
Health Care	9.4	11.7

Asset Allocation (% of fund's net assets)

As of July 31, 2016*,**
Stocks	93.0%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

 * Foreign investments - 6.6%

 ** Written options - (0.1)%

As of January 31, 2016*,**
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 5.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Series Equity-Income Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 1.6%
Ford Motor Co.	625,700	$7,921,362
General Motors Co.	579,900	18,290,046
		26,211,408
Hotels, Restaurants & Leisure - 0.6%
Dunkin' Brands Group, Inc.	221,100	10,018,041
Household Durables - 0.6%
M.D.C. Holdings, Inc.	202,100	5,319,272
Tupperware Brands Corp.	83,910	5,259,479
		10,578,751
Leisure Products - 0.9%
Mattel, Inc.	294,500	9,830,410
Polaris Industries, Inc. (a)	50,500	4,986,875
		14,817,285
Media - 1.3%
Comcast Corp. Class A	260,028	17,486,883
Time Warner, Inc.	49,500	3,794,175
		21,281,058
Multiline Retail - 1.9%
Kohl's Corp.	128,502	5,344,398
Macy's, Inc.	192,700	6,904,441
Target Corp.	242,997	18,304,964
		30,553,803
Specialty Retail - 0.6%
Foot Locker, Inc.	64,900	3,869,338
GNC Holdings, Inc.	151,800	3,098,238
L Brands, Inc.	16,000	1,182,400
Stage Stores, Inc. (a)	196,300	1,164,059
		9,314,035

TOTAL CONSUMER DISCRETIONARY		122,774,381

CONSUMER STAPLES - 7.5%
Beverages - 0.4%
Molson Coors Brewing Co. Class B (b)	18,700	1,910,392
The Coca-Cola Co. (b)	115,500	5,039,265
		6,949,657
Food & Staples Retailing - 3.3%
CVS Health Corp.	308,687	28,621,459
Wal-Mart Stores, Inc. (b)	135,942	9,919,688
Walgreens Boots Alliance, Inc.	144,986	11,490,141
Whole Foods Market, Inc.	106,400	3,243,072
		53,274,360
Food Products - 1.0%
B&G Foods, Inc. Class A	109,055	5,626,147
Flowers Foods, Inc.	27,400	503,886
Sanderson Farms, Inc. (a)	22,100	1,935,739
The Hain Celestial Group, Inc. (c)	25,700	1,356,703
The Hershey Co. (b)	60,500	6,700,980
		16,123,455
Household Products - 2.7%
Procter & Gamble Co.	522,981	44,761,944
Personal Products - 0.1%
Avon Products, Inc.	521,100	2,120,877

TOTAL CONSUMER STAPLES		123,230,293

ENERGY - 12.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	90,400	4,323,832
Halliburton Co.	106,000	4,627,960
National Oilwell Varco, Inc.	41,500	1,342,525
Oceaneering International, Inc.	65,500	1,826,140
Schlumberger Ltd.	116,800	9,404,736
		21,525,193
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	224,459	12,239,749
Apache Corp.	292,495	15,355,988
Chevron Corp. (b)	663,269	67,971,804
ConocoPhillips Co.	160,600	6,555,692
CONSOL Energy, Inc. (a)	257,406	4,988,528
Energy Transfer Equity LP	158,700	2,632,833
Golar LNG Ltd.	57,689	978,405
Kinder Morgan, Inc.	518,100	10,532,973
Legacy Reserves LP	347,700	601,521
MPLX LP	164,529	5,338,966
Noble Energy, Inc.	37,900	1,353,788
The Williams Companies, Inc.	1,074,600	25,758,162
Williams Partners LP	700,951	26,173,510
		180,481,919

TOTAL ENERGY		202,007,112

FINANCIALS - 24.5%
Banks - 12.7%
Bank of America Corp.	1,696,400	24,580,836
Comerica, Inc.	260,900	11,803,116
First Niagara Financial Group, Inc.	619,600	6,307,528
FirstMerit Corp.	182,500	3,874,475
JPMorgan Chase & Co.	848,030	54,248,479
KeyCorp	510,700	5,975,190
M&T Bank Corp.	264,370	30,286,227
Prosperity Bancshares, Inc.	23,700	1,210,833
Regions Financial Corp.	1,096,600	10,055,822
SunTrust Banks, Inc.	305,600	12,923,824
U.S. Bancorp	382,821	16,143,562
Wells Fargo & Co.	636,849	30,549,647
		207,959,539
Capital Markets - 5.0%
Apollo Global Management LLC Class A	213,400	3,659,810
Apollo Investment Corp.	658,900	3,795,264
Ares Capital Corp. (a)	249,152	3,772,161
Ares Management LP	86,857	1,506,969
KKR & Co. LP	951,104	13,733,942
Morgan Stanley	327,800	9,417,694
State Street Corp.	284,000	18,681,520
The Blackstone Group LP	980,700	26,321,988
TPG Specialty Lending, Inc.	73,411	1,288,363
		82,177,711
Insurance - 4.4%
Chubb Ltd.	203,893	25,539,637
Marsh & McLennan Companies, Inc.	67,700	4,451,275
MetLife, Inc.	641,251	27,407,068
Prudential Financial, Inc.	189,792	14,289,440
		71,687,420
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	113,873	2,230,772
American Tower Corp.	21,300	2,465,901
Annaly Capital Management, Inc.	243,900	2,678,022
Cousins Properties, Inc.	268,300	2,854,712
Crown Castle International Corp.	78,600	7,626,558
Duke Realty LP	145,900	4,200,461
First Potomac Realty Trust	254,915	2,577,191
Piedmont Office Realty Trust, Inc. Class A	188,400	4,133,496
Public Storage	11,800	2,819,256
Sabra Health Care REIT, Inc.	64,500	1,542,195
Two Harbors Investment Corp.	279,600	2,446,500
Ventas, Inc.	38,000	2,894,080
		38,469,144
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	154,862	1,997,720

TOTAL FINANCIALS		402,291,534

HEALTH CARE - 9.4%
Biotechnology - 1.9%
AbbVie, Inc.	154,000	10,199,420
Amgen, Inc.	78,500	13,504,355
Gilead Sciences, Inc.	91,900	7,303,293
		31,007,068
Health Care Equipment & Supplies - 2.9%
Dentsply Sirona, Inc.	72,800	4,662,112
Medtronic PLC	432,874	37,932,749
St. Jude Medical, Inc.	60,500	5,023,920
		47,618,781
Pharmaceuticals - 4.6%
Johnson & Johnson (b)	414,193	51,869,389
Merck & Co., Inc.	153,700	9,016,042
Pfizer, Inc.	193,136	7,124,787
Teva Pharmaceutical Industries Ltd. sponsored ADR	153,300	8,201,550
		76,211,768

TOTAL HEALTH CARE		154,837,617

INDUSTRIALS - 10.3%
Aerospace & Defense - 3.0%
General Dynamics Corp.	79,300	11,648,377
Raytheon Co.	63,200	8,818,296
The Boeing Co.	84,400	11,280,904
United Technologies Corp.	160,900	17,320,885
		49,068,462
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	28,643	1,994,126
United Parcel Service, Inc. Class B	254,600	27,522,260
		29,516,386
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	208,050	8,898,299
Waste Connection, Inc. (Canada)	28,841	2,148,855
		11,047,154
Electrical Equipment - 1.3%
Eaton Corp. PLC	179,300	11,369,413
Emerson Electric Co.	174,900	9,776,910
		21,146,323
Industrial Conglomerates - 3.1%
General Electric Co. (b)	1,662,133	51,758,822
Machinery - 0.3%
Allison Transmission Holdings, Inc.	53,300	1,536,106
Cummins, Inc.	30,400	3,732,208
Deere & Co.	2,800	217,588
		5,485,902
Road & Rail - 0.1%
Norfolk Southern Corp.	20,400	1,831,512

TOTAL INDUSTRIALS		169,854,561

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,508,859	46,065,465
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	81,724	4,926,323
Internet Software & Services - 0.3%
Yahoo!, Inc. (c)	131,900	5,037,261
IT Services - 2.0%
First Data Corp. Class A (c)	698,000	8,655,200
IBM Corp.	122,384	19,657,318
Paychex, Inc. (b)	78,996	4,682,883
Sabre Corp.	11,600	338,140
		33,333,541
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	263,386	6,924,418
Maxim Integrated Products, Inc.	193,500	7,890,930
Qualcomm, Inc.	425,310	26,615,900
		41,431,248
Software - 0.8%
Microsoft Corp.	202,900	11,500,372
SS&C Technologies Holdings, Inc.	26,600	857,052
		12,357,424
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	119,500	12,453,095
EMC Corp.	760,300	21,501,284
Seagate Technology LLC	69,900	2,238,897
		36,193,276

TOTAL INFORMATION TECHNOLOGY		179,344,538

MATERIALS - 1.9%
Chemicals - 1.2%
CF Industries Holdings, Inc.	138,100	3,408,308
LyondellBasell Industries NV Class A	82,500	6,208,950
The Dow Chemical Co.	185,000	9,928,950
Tronox Ltd. Class A	58,634	380,535
		19,926,743
Containers & Packaging - 0.7%
Packaging Corp. of America	73,200	5,467,308
WestRock Co.	152,900	6,560,939
		12,028,247

TOTAL MATERIALS		31,954,990

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc. (b)	668,891	28,956,291
Verizon Communications, Inc. (b)	702,190	38,908,348
		67,864,639
UTILITIES - 4.6%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	60,445	4,188,839
Entergy Corp.	105,900	8,619,201
Exelon Corp.	760,600	28,355,168
PPL Corp. (b)	205,200	7,738,092
Southern Co. (b)	338,134	18,090,169
Xcel Energy, Inc.	67,300	2,959,854
		69,951,323
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	225,600	5,396,352

TOTAL UTILITIES		75,347,675

TOTAL COMMON STOCKS
(Cost $1,386,654,030)		1,529,507,340

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 0.42% (d)	95,166,889	95,166,889
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	14,493,125	14,493,125
TOTAL MONEY MARKET FUNDS
(Cost $109,660,014)		109,660,014
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,496,314,044)		1,639,167,354
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,010,544
NET ASSETS - 100%		$1,644,177,898

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
AT&T, Inc.	9/16/16 - $44.00	2,198	$112,484	$(102,207)
Chevron Corp.	9/16/16 - $110.00	1,878	117,091	(30,987)
General Electric Co.	10/21/16 - $33.00	5,429	288,312	(130,296)
Johnson & Johnson	10/21/16 - $125.00	1,312	270,634	(354,239)
Molson Coors Brewing Co. Class B	10/21/16 - $105.00	59	17,080	(21,830)
Paychex, Inc.	9/16/16 - $55.00	13	1,004	(5,915)
PPL Corp.	10/21/16 - $39.00	501	24,548	(21,293)
Southern Co.	8/19/16 - $52.50	2,680	78,067	(325,620)
The Coca-Cola Co.	8/19/16 - $46.00	268	15,305	(268)
The Hershey Co.	11/18/16 - $120.00	109	23,652	(21,746)
Verizon Communications, Inc.	9/16/16 - $57.50	2,308	159,532	(66,932)
Wal-Mart Stores, Inc.	8/19/16 - $75.00	310	26,684	(12,710)
TOTAL WRITTEN OPTIONS			$1,134,393	$(1,094,043)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $96,431,313.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,943
Fidelity Securities Lending Cash Central Fund	49,389
Total	$156,332

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$122,774,381	$122,774,381	$--	$--
Consumer Staples	123,230,293	123,230,293	--	--
Energy	202,007,112	202,007,112	--	--
Financials	402,291,534	402,291,534	--	--
Health Care	154,837,617	154,837,617	--	--
Industrials	169,854,561	169,854,561	--	--
Information Technology	179,344,538	179,344,538	--	--
Materials	31,954,990	31,954,990	--	--
Telecommunication Services	67,864,639	67,864,639	--	--
Utilities	75,347,675	75,347,675	--	--
Money Market Funds	109,660,014	109,660,014	--	--
Total Investments in Securities:	$1,639,167,354	$1,639,167,354	$--	$--
Derivative Instruments:
Liabilities
Written Options	$(1,094,043)	$(1,094,043)	$--	$--
Total Liabilities	$(1,094,043)	$(1,094,043)	$--	$--
Total Derivative Instruments:	$(1,094,043)	$(1,094,043)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,094,043)
Total Equity Risk	0	(1,094,043)
Total Value of Derivatives	$0	$(1,094,043)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,422,603) — See accompanying schedule: Unaffiliated issuers (cost $1,386,654,030)	$1,529,507,340
Fidelity Central Funds (cost $109,660,014)	109,660,014
Total Investments (cost $1,496,314,044)		$1,639,167,354
Receivable for investments sold		26,010,315
Receivable for fund shares sold		20,127
Dividends receivable		2,795,477
Distributions receivable from Fidelity Central Funds		24,914
Other receivables		17,617
Total assets		1,668,035,804
Liabilities
Payable for investments purchased	$6,228,814
Payable for fund shares redeemed	1,121,573
Accrued management fee	605,827
Written options, at value (premium received $1,134,393)	1,094,043
Other affiliated payables	276,791
Other payables and accrued expenses	37,733
Collateral on securities loaned, at value	14,493,125
Total liabilities		23,857,906
Net Assets		$1,644,177,898
Net Assets consist of:
Paid in capital		$1,495,240,790
Distributions in excess of net investment income		(3,325,027)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,368,475
Net unrealized appreciation (depreciation) on investments		142,893,660
Net Assets, for 134,669,903 shares outstanding		$1,644,177,898
Net Asset Value, offering price and redemption price per share ($1,644,177,898 ÷ 134,669,903 shares)		$12.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$24,407,759
Income from Fidelity Central Funds		156,332
Total income		24,564,091
Expenses
Management fee	$3,621,011
Transfer agent fees	1,418,667
Accounting and security lending fees	251,961
Custodian fees and expenses	18,815
Independent trustees' fees and expenses	3,574
Audit	34,064
Legal	2,380
Miscellaneous	8,301
Total expenses before reductions	5,358,773
Expense reductions	(35,647)	5,323,126
Net investment income (loss)		19,240,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,664,021
Foreign currency transactions	(735)
Written options	1,071,808
Total net realized gain (loss)		9,735,094
Change in net unrealized appreciation (depreciation) on: Investment securities	197,332,380
Written options	(205,804)
Total change in net unrealized appreciation (depreciation)		197,126,576
Net gain (loss)		206,861,670
Net increase (decrease) in net assets resulting from operations		$226,102,635

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,240,965	$44,658,940
Net realized gain (loss)	9,735,094	84,399,015
Change in net unrealized appreciation (depreciation)	197,126,576	(196,587,627)
Net increase (decrease) in net assets resulting from operations	226,102,635	(67,529,672)
Distributions to shareholders from net investment income	(15,669,993)	(46,764,873)
Distributions to shareholders from net realized gain	(18,929,079)	(101,112,040)
Total distributions	(34,599,072)	(147,876,913)
Share transactions
Proceeds from sales of shares	62,198,167	200,885,928
Reinvestment of distributions	34,599,072	147,876,913
Cost of shares redeemed	(211,232,450)	(352,692,924)
Net increase (decrease) in net assets resulting from share transactions	(114,435,211)	(3,930,083)
Total increase (decrease) in net assets	77,068,352	(219,336,668)
Net Assets
Beginning of period	1,567,109,546	1,786,446,214
End of period	$1,644,177,898	$1,567,109,546
Other Information
Distributions in excess of net investment income end of period	$(3,325,027)	$(6,895,999)
Shares
Sold	5,454,149	16,478,409
Issued in reinvestment of distributions	3,025,064	12,736,170
Redeemed	(18,383,741)	(29,111,447)
Net increase (decrease)	(9,904,528)	103,132

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$12.37	$11.84	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.31	.32	.25	.03
Net realized and unrealized gain (loss)	1.48	(.80)	.88	1.49	.59
Total from investment operations	1.62	(.49)	1.20	1.74	.62
Distributions from net investment income	(.11)	(.33)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.13)	(.71)	(.39)	(.26)	–
Total distributions	(.25)C	(1.04)	(.67)	(.50)	(.02)
Net asset value, end of period	$12.21	$10.84	$12.37	$11.84	$10.60
Total ReturnD,E	15.09%	(4.34)%	9.99%	16.44%	6.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.66%	.66%	.68%	.75%H
Expenses net of fee waivers, if any	.66%H	.66%	.66%	.68%	.75%H
Expenses net of all reductions	.66%H	.66%	.66%	.68%	.68%H
Net investment income (loss)	2.39%H	2.50%	2.48%	2.15%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,644,178	$1,567,110	$1,786,446	$1,770,773	$706,012
Portfolio turnover rateI	32%H	42%	39%	44%	34%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.8	4.9
Berkshire Hathaway, Inc. Class B	4.0	4.0
Procter & Gamble Co.	3.1	2.8
Johnson & Johnson	2.8	3.0
Wells Fargo & Co.	2.6	3.1
AT&T, Inc.	2.4	1.9
Chubb Ltd.	2.0	2.2
U.S. Bancorp	1.8	1.9
General Electric Co.	1.8	2.4
Goldman Sachs Group, Inc.	1.6	1.9
	26.9

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	29.2
Energy	13.0	12.3
Health Care	10.9	11.6
Information Technology	9.5	10.9
Consumer Staples	8.5	7.4

Asset Allocation (% of fund's net assets)

As of July 31, 2016*
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 7.5%

As of January 31, 2016*
Stocks and Equity Futures	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 11.3%

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Delphi Automotive PLC	78,670	$5,335,399
Household Durables - 0.8%
Whirlpool Corp.	48,289	9,288,872
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	155,172	4,160,161
Leisure Products - 0.2%
Mattel, Inc.	66,639	2,224,410
Media - 1.7%
Charter Communications, Inc. Class A (a)	13,586	3,190,944
Liberty Broadband Corp. Class C (a)	87,088	5,513,541
Twenty-First Century Fox, Inc. Class A	348,360	9,280,310
		17,984,795
Multiline Retail - 1.1%
Target Corp.	157,819	11,888,505

TOTAL CONSUMER DISCRETIONARY		50,882,142

CONSUMER STAPLES - 8.5%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	198,018	14,449,373
Walgreens Boots Alliance, Inc.	190,046	15,061,146
		29,510,519
Food Products - 1.8%
ConAgra Foods, Inc.	215,471	10,075,424
The J.M. Smucker Co.	60,258	9,289,373
		19,364,797
Household Products - 3.1%
Procter & Gamble Co.	396,189	33,909,817
Tobacco - 0.9%
Philip Morris International, Inc.	96,663	9,691,432

TOTAL CONSUMER STAPLES		92,476,565

ENERGY - 13.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	326,181	15,601,237
Dril-Quip, Inc. (a)	129,121	7,028,056
		22,629,293
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	294,620	16,065,629
Cabot Oil & Gas Corp.	285,876	7,052,561
Cenovus Energy, Inc.	590,083	8,446,867
Cheniere Energy, Inc. (a)	187,600	7,847,308
Chevron Corp.	506,186	51,873,942
ConocoPhillips Co.	420,206	17,152,809
Phillips 66 Co.	125,100	9,515,106
		117,954,222

TOTAL ENERGY		140,583,515

FINANCIALS - 27.4%
Banks - 8.8%
Bank of America Corp.	772,900	11,199,321
CIT Group, Inc.	252,700	8,733,312
Citigroup, Inc.	149,700	6,558,357
Comerica, Inc.	9,600	434,304
Cullen/Frost Bankers, Inc.	12,500	848,625
JPMorgan Chase & Co.	47,900	3,064,163
PNC Financial Services Group, Inc.	140,400	11,604,060
Popular, Inc.	178,174	6,002,682
U.S. Bancorp	459,608	19,381,669
Wells Fargo & Co.	580,775	27,859,777
		95,686,270
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	49,300	1,702,552
Franklin Resources, Inc.	286,900	10,382,911
Goldman Sachs Group, Inc.	112,122	17,806,095
State Street Corp.	15,054	990,252
The Blackstone Group LP	271,100	7,276,324
		38,158,134
Consumer Finance - 3.3%
American Express Co.	81,400	5,247,044
Capital One Financial Corp.	218,486	14,656,041
Discover Financial Services	279,500	15,886,780
		35,789,865
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	294,939	42,550,850
Leucadia National Corp.	12,300	224,598
		42,775,448
Insurance - 6.5%
AFLAC, Inc.	174,000	12,576,720
Chubb Ltd.	176,347	22,089,225
MetLife, Inc.	210,851	9,011,772
Reinsurance Group of America, Inc.	121,900	12,098,575
The Travelers Companies, Inc.	128,000	14,876,160
		70,652,452
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	635,835	6,981,468
General Growth Properties, Inc.	89,944	2,873,711
		9,855,179
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	168,271	4,787,310

TOTAL FINANCIALS		297,704,658

HEALTH CARE - 10.9%
Biotechnology - 0.1%
Prothena Corp. PLC (a)	9	495
Shire PLC sponsored ADR	8,234	1,598,384
		1,598,879
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	213,566	9,557,079
Medtronic PLC	159,655	13,990,568
Zimmer Biomet Holdings, Inc.	25,785	3,381,445
		26,929,092
Health Care Providers & Services - 0.9%
Aetna, Inc.	33,226	3,827,967
Anthem, Inc.	24,219	3,180,923
Cigna Corp.	19,226	2,479,385
		9,488,275
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	24,007	3,813,272
Pharmaceuticals - 7.1%
Allergan PLC (a)	27,763	7,022,651
Jazz Pharmaceuticals PLC (a)	66,982	10,112,273
Johnson & Johnson	240,886	30,166,154
Merck & Co., Inc.	217,771	12,774,447
Pfizer, Inc.	412,996	15,235,422
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,830	1,328,405
		76,639,352

TOTAL HEALTH CARE		118,468,870

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	86,199	1,625,713
L-3 Communications Holdings, Inc.	14,748	2,236,239
Raytheon Co.	47,812	6,671,208
United Technologies Corp.	79,481	8,556,130
		19,089,290
Construction & Engineering - 1.0%
AECOM (a)	249,548	8,856,459
Jacobs Engineering Group, Inc. (a)	44,139	2,362,319
		11,218,778
Electrical Equipment - 0.7%
Fortive Corp. (a)	150,185	7,240,419
Industrial Conglomerates - 1.8%
General Electric Co.	614,368	19,131,420
Machinery - 1.2%
Caterpillar, Inc.	1,322	109,409
Deere & Co. (b)	103,587	8,049,746
Flowserve Corp.	92,606	4,431,197
		12,590,352
Road & Rail - 1.8%
CSX Corp.	439,431	12,449,080
Union Pacific Corp.	72,920	6,785,206
		19,234,286

TOTAL INDUSTRIALS		88,504,545

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	470,414	14,361,739
Juniper Networks, Inc.	111,900	2,539,011
		16,900,750
Electronic Equipment & Components - 0.9%
Jabil Circuit, Inc.	507,170	10,320,910
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	103,924	3,968,858
Semiconductors & Semiconductor Equipment - 2.6%
Maxim Integrated Products, Inc.	122,851	5,009,864
Micron Technology, Inc. (a)	159,195	2,187,339
NXP Semiconductors NV (a)	61,657	5,184,737
Qualcomm, Inc.	262,093	16,401,780
		28,783,720
Software - 1.2%
Oracle Corp.	310,997	12,763,317
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	78,924	8,224,670
Hewlett Packard Enterprise Co.	454,671	9,557,184
HP, Inc.	542,513	7,600,607
Western Digital Corp.	109,577	5,206,003
		30,588,464

TOTAL INFORMATION TECHNOLOGY		103,326,019

MATERIALS - 2.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	128,600	3,173,848
Eastman Chemical Co.	76,087	4,963,155
The Dow Chemical Co.	194,650	10,446,866
Westlake Chemical Corp.	55,274	2,528,233
		21,112,102
Containers & Packaging - 0.4%
Ball Corp.	62,616	4,425,073
Metals & Mining - 0.3%
Compass Minerals International, Inc.	52,829	3,676,370

TOTAL MATERIALS		29,213,545

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	596,465	25,820,970
Frontier Communications Corp. (b)	1,004,524	5,223,525
Verizon Communications, Inc.	243,058	13,467,844
		44,512,339
UTILITIES - 6.9%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	147,908	10,250,024
Edison International	119,572	9,252,481
NextEra Energy, Inc.	102,867	13,196,807
OGE Energy Corp.	177,422	5,707,666
Xcel Energy, Inc.	195,479	8,597,166
		47,004,144
Multi-Utilities - 2.6%
CMS Energy Corp.	176,402	7,969,842
DTE Energy Co.	84,522	8,242,585
Sempra Energy	102,731	11,493,544
		27,705,971

TOTAL UTILITIES		74,710,115

TOTAL COMMON STOCKS
(Cost $909,906,920)		1,040,382,313
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.31% 8/18/16 to 10/6/16 (c)
(Cost $419,924)	420,000	419,949
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.42% (d)	45,224,278	$45,224,278
Fidelity Securities Lending Cash Central Fund, 0.45%(d)(e)	13,527,750	13,527,750
TOTAL MONEY MARKET FUNDS
(Cost $58,752,028)		58,752,028
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $969,078,872)		1,099,554,290
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(14,651,713)
NET ASSETS - 100%		$1,084,902,577

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
98 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2016	10,162,600	$306,489

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $419,949.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,016
Fidelity Securities Lending Cash Central Fund	31,034
Total	$101,050

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$50,882,142	$50,882,142	$--	$--
Consumer Staples	92,476,565	92,476,565	--	--
Energy	140,583,515	140,583,515	--	--
Financials	297,704,658	297,704,658	--	--
Health Care	118,468,870	118,468,870	--	--
Industrials	88,504,545	88,504,545	--	--
Information Technology	103,326,019	103,326,019	--	--
Materials	29,213,545	29,213,545	--	--
Telecommunication Services	44,512,339	44,512,339	--	--
Utilities	74,710,115	74,710,115	--	--
U.S. Government and Government Agency Obligations	419,949	--	419,949	--
Money Market Funds	58,752,028	58,752,028	--	--
Total Investments in Securities:	$1,099,554,290	$1,099,134,341	$419,949	$--
Derivative Instruments:
Assets
Futures Contracts	$306,489	$306,489	$--	$--
Total Assets	$306,489	$306,489	$--	$--
Total Derivative Instruments:	$306,489	$306,489	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$306,489	$0
Total Equity Risk	306,489	0
Total Value of Derivatives	$306,489	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,266,385) — See accompanying schedule: Unaffiliated issuers (cost $910,326,844)	$1,040,802,262
Fidelity Central Funds (cost $58,752,028)	58,752,028
Total Investments (cost $969,078,872)		$1,099,554,290
Cash		95,508
Foreign currency held at value (cost $5,530)		5,518
Receivable for investments sold		3,877,103
Receivable for fund shares sold		13,411
Dividends receivable		1,326,084
Distributions receivable from Fidelity Central Funds		16,096
Receivable for daily variation margin for derivative instruments		28,420
Other receivables		18,871
Total assets		1,104,935,301
Liabilities
Payable for investments purchased	$5,124,254
Payable for fund shares redeemed	747,743
Accrued management fee	415,947
Other affiliated payables	186,110
Other payables and accrued expenses	30,920
Collateral on securities loaned, at value	13,527,750
Total liabilities		20,032,724
Net Assets		$1,084,902,577
Net Assets consist of:
Paid in capital		$972,898,211
Undistributed net investment income		8,936,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,713,972)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,781,901
Net Assets, for 91,557,748 shares outstanding		$1,084,902,577
Net Asset Value, offering price and redemption price per share ($1,084,902,577 ÷ 91,557,748 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$12,667,722
Interest		614
Income from Fidelity Central Funds		101,050
Total income		12,769,386
Expenses
Management fee
Basic fee	$2,953,576
Performance adjustment	(278,143)
Transfer agent fees	948,334
Accounting and security lending fees	177,406
Custodian fees and expenses	32,606
Independent trustees' fees and expenses	2,385
Audit	25,452
Legal	1,695
Miscellaneous	5,445
Total expenses before reductions	3,868,756
Expense reductions	(34,847)	3,833,909
Net investment income (loss)		8,935,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,327,222)
Foreign currency transactions	1,224
Futures contracts	799,106
Total net realized gain (loss)		(20,526,892)
Change in net unrealized appreciation (depreciation) on: Investment securities	155,352,972
Assets and liabilities in foreign currencies	86
Futures contracts	278,143
Total change in net unrealized appreciation (depreciation)		155,631,201
Net gain (loss)		135,104,309
Net increase (decrease) in net assets resulting from operations		$144,039,786

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,935,477	$16,413,383
Net realized gain (loss)	(20,526,892)	104,600,454
Change in net unrealized appreciation (depreciation)	155,631,201	(194,324,706)
Net increase (decrease) in net assets resulting from operations	144,039,786	(73,310,869)
Distributions to shareholders from net investment income	–	(18,104,106)
Distributions to shareholders from net realized gain	(14,241,328)	(121,742,545)
Total distributions	(14,241,328)	(139,846,651)
Share transactions
Proceeds from sales of shares	41,667,540	137,443,144
Reinvestment of distributions	14,241,328	139,846,651
Cost of shares redeemed	(145,435,966)	(220,798,953)
Net increase (decrease) in net assets resulting from share transactions	(89,527,098)	56,490,842
Total increase (decrease) in net assets	40,271,360	(156,666,678)
Net Assets
Beginning of period	1,044,631,217	1,201,297,895
End of period	$1,084,902,577	$1,044,631,217
Other Information
Undistributed net investment income end of period	$8,936,437	$960
Shares
Sold	3,751,331	11,010,488
Issued in reinvestment of distributions	1,284,159	12,535,406
Redeemed	(12,959,411)	(17,788,785)
Net increase (decrease)	(7,923,921)	5,757,109

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$12.82	$12.07	$10.72	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.17	.18	.14	.02
Net realized and unrealized gain (loss)	1.41	(.97)	1.50	1.88	.72
Total from investment operations	1.50	(.80)	1.68	2.02	.74
Distributions from net investment income	–	(.20)C	(.16)	(.12)	(.02)
Distributions from net realized gain	(.15)	(1.32)C	(.76)	(.55)	–
Total distributions	(.15)	(1.52)	(.93)D	(.67)	(.02)
Net asset value, end of period	$11.85	$10.50	$12.82	$12.07	$10.72
Total ReturnE,F	14.33%	(6.72)%	13.70%	18.79%	7.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.77%	.75%	.78%	.85%I
Expenses net of fee waivers, if any	.72%I	.76%	.75%	.78%	.85%I
Expenses net of all reductions	.71%I	.76%	.75%	.78%	.77%I
Net investment income (loss)	1.66%I	1.38%	1.35%	1.19%	1.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,903	$1,044,631	$1,201,298	$1,139,423	$712,561
Portfolio turnover rateJ	51%I	64%	55%	61%	48%K

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.762 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Advisor Series Equity-Income Fund and Fidelity Advisor Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Advisor Series Equity-Income Fund	$1,505,670,187	$225,052,215	$(91,555,048)	$133,497,167
Fidelity Advisor Series Stock Selector Large Cap Value Fund	972,275,902	166,657,646	(39,379,258)	127,278,388

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to January 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Advisor Series Equity-Income Fund	$(3,885,554)
Fidelity Advisor Series Stock Selector Large Cap Value Fund	(2,959,910)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity-Income Fund
Equity Risk
Written Options	$ 1,071,808	$(205,804)
Total Equity Risk	1,071,808	(205,804)
Totals	$ 1,071,808	$(205,804)
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts	$799,106	$278,143
Total Equity Risk	799,106	278,143
Totals	$799,106	$278,143

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Advisor Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	6,210	$307,238
Options Opened	52,108	3,536,397
Options Exercised	(26,275)	(1,542,328)
Options Closed	(4,837)	(210,438)
Options Expired	(10,141)	(956,476)
Outstanding at end of period	17,065	$1,134,393

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity-Income Fund	248,815,624	465,326,346
Fidelity Advisor Series Stock Selector Large Cap Value Fund	262,132,686	368,108,868

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Advisor Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on Fidelity Advisor Series Stock Selector Large Cap Value Fund's relative investment performance as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Advisor Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.30%	.25%	.50%

Performance Benchmark
Fidelity Advisor Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Advisor Series Equity-Income Fund	.18%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.18%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity-Income Fund	$9,015
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,324

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity-Income Fund	$2,248
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,497

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Advisor Series Equity-Income Fund	$49,389	$1,887	$948,000
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$31,034	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Advisor Series Equity-Income Fund	$29,523	$42
Fidelity Advisor Series Stock Selector Large Cap Value Fund	30,823	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Advisor Series Equity-Income Fund	$6,082
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,024

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Fidelity Advisor Series Equity-Income Fund	.66%
Actual		$1,000.00	$1,150.90	$3.53
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.72%
Actual		$1,000.00	$1,143.30	$3.84
Hypothetical-C		$1,000.00	$1,021.28	$3.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity-Income Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Advisor Series Stock Selector Large Cap Value Fund in June 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Series Equity-Income Fund

Fidelity Advisor Series Stock Selector Large Cap Value Fund

The Board also considered that Fidelity Advisor Series Stock Selector Large Cap Value Fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Advisor Series Equity-Income Fund, the Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

Fidelity Advisor Series Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Fidelity Advisor Series Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of Fidelity Advisor Series Stock Selector Large Cap Value Fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Approval of New Advisory Contracts.  The Board also voted to approve a new management contract and new sub-advisory agreements for each fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the funds (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. Under the New Advisory Contracts the funds will no longer pay a management fee to FMR. The new sub-advisory agreements provide that FMR or its affiliates will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by each fund. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; (ii) the nature, extent and quality of services provided to the funds; or (iii) the day-to-day management of the funds and the personnel primarily responsible for such management. The Board considered that Fidelity Advisor Series Stock Selector Large Cap Value Fund's new management contract does not have a performance fee adjustment, but noted that FMR will no longer charge a management fee for the fund. The Board also considered that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the funds, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AEDTI-ALDTI-SANN-0916
1.956893.103

Fidelity® Equity-Income Fund Class K Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.(a)	3.9	3.7
JPMorgan Chase & Co.	3.7	3.5
Johnson & Johnson(a)	2.8	5.9
General Electric Co.(a)	2.8	3.6
Cisco Systems, Inc.	2.6	1.9
Procter & Gamble Co.	2.5	3.6
Verizon Communications, Inc.(a)	2.1	2.1
Medtronic PLC	1.8	1.4
Exelon Corp.	1.7	1.6
AT&T, Inc.(a)	1.7	2.3
	25.6

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	23.1
Energy	11.8	9.1
Information Technology	11.3	11.0
Industrials	10.9	11.8
Health Care	10.2	12.6

Asset Allocation (% of fund's net assets)

As of July 31, 2016 *,**
Stocks	92.9%
Bonds	0.1%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 12.1%

 ** Written options - (0.1)%

As of January 31, 2016 *,**
Stocks	96.4%
Bonds	0.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 11.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.6%
Ford Motor Co.	2,891,700	$36,609
General Motors Co.	2,791,300	88,038
		124,647
Hotels, Restaurants & Leisure - 0.8%
Dunkin' Brands Group, Inc.	1,051,200	47,630
Whitbread PLC	339,435	17,336
		64,966
Household Durables - 0.6%
M.D.C. Holdings, Inc.	958,300	25,222
Tupperware Brands Corp.	406,060	25,452
		50,674
Leisure Products - 0.8%
Mattel, Inc.	1,326,900	44,292
Polaris Industries, Inc. (a)	235,000	23,206
		67,498
Media - 1.8%
Comcast Corp. Class A	1,158,794	77,929
Daiichikosho Co. Ltd.	736,000	33,599
ITV PLC	5,871,300	15,230
Time Warner, Inc.	230,200	17,645
		144,403
Multiline Retail - 1.8%
Kohl's Corp.	612,724	25,483
Macy's, Inc.	901,200	32,290
Target Corp.	1,140,109	85,884
		143,657
Specialty Retail - 0.6%
Foot Locker, Inc.	307,000	18,303
GNC Holdings, Inc.	641,743	13,098
L Brands, Inc.	72,500	5,358
Lewis Group Ltd.	2,117,300	6,635
Stage Stores, Inc. (a)	890,500	5,281
		48,675

TOTAL CONSUMER DISCRETIONARY		644,520

CONSUMER STAPLES - 7.3%
Beverages - 0.4%
Molson Coors Brewing Co. Class B (b)	78,095	7,978
The Coca-Cola Co. (b)	552,300	24,097
		32,075
Food & Staples Retailing - 3.2%
CVS Health Corp.	1,406,900	130,448
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	7,331
Wal-Mart Stores, Inc. (b)	718,691	52,443
Walgreens Boots Alliance, Inc.	693,120	54,930
Whole Foods Market, Inc.	504,800	15,386
		260,538
Food Products - 1.1%
B&G Foods, Inc. Class A	548,167	28,280
Flowers Foods, Inc.	123,400	2,269
Hilton Food Group PLC	1,240,932	9,805
Sanderson Farms, Inc. (a)	99,500	8,715
The Hain Celestial Group, Inc. (c)	115,700	6,108
The Hershey Co. (b)	290,200	32,143
		87,320
Household Products - 2.5%
Procter & Gamble Co.	2,341,497	200,409
Personal Products - 0.1%
Avon Products, Inc.	2,342,248	9,533

TOTAL CONSUMER STAPLES		589,875

ENERGY - 11.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	428,300	20,486
Halliburton Co.	502,000	21,917
National Oilwell Varco, Inc.	141,024	4,562
Oceaneering International, Inc.	240,300	6,700
Schlumberger Ltd.	343,000	27,618
		81,283
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	489,832	26,711
Apache Corp.	939,101	49,303
Chevron Corp. (b)	3,028,572	310,366
ConocoPhillips Co.	754,900	30,815
CONSOL Energy, Inc. (a)	1,169,134	22,658
Energy Transfer Equity LP	677,700	11,243
Golar LNG Ltd.	272,600	4,623
Imperial Oil Ltd.	172,400	5,304
Kinder Morgan, Inc.	2,255,200	45,848
Legacy Reserves LP	1,845,900	3,193
MPLX LP	766,211	24,864
Noble Energy, Inc.	170,600	6,094
Suncor Energy, Inc.	2,819,400	75,881
The Williams Companies, Inc.	4,865,643	116,629
Williams Partners LP	3,112,469	116,220
		849,752

TOTAL ENERGY		931,035

FINANCIALS - 23.8%
Banks - 12.1%
Bank of America Corp.	8,057,500	116,753
Comerica, Inc.	1,024,972	46,370
First Niagara Financial Group, Inc.	2,846,200	28,974
FirstMerit Corp.	1,064,226	22,594
JPMorgan Chase & Co.	4,672,682	298,911
KeyCorp	2,458,500	28,764
Lakeland Financial Corp.	238,400	12,242
Lloyds Banking Group PLC	12,478,000	8,776
M&T Bank Corp.	918,778	105,255
Prosperity Bancshares, Inc.	105,700	5,400
Regions Financial Corp.	5,292,200	48,529
Standard Chartered PLC (United Kingdom)	1,432,566	11,463
SunTrust Banks, Inc.	1,478,700	62,534
U.S. Bancorp	1,758,722	74,165
Wells Fargo & Co.	2,145,050	102,898
		973,628
Capital Markets - 5.1%
Apollo Global Management LLC Class A	280,300	4,807
Apollo Investment Corp.	2,824,352	16,268
Ares Capital Corp. (a)	1,120,274	16,961
Ares Management LP	418,215	7,256
AURELIUS AG	259,170	15,789
KKR & Co. LP	6,588,565	95,139
Morgan Stanley	1,170,431	33,626
State Street Corp.	1,373,399	90,342
The Blackstone Group LP	4,437,632	119,106
TPG Specialty Lending, Inc.	372,293	6,534
		405,828
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	12,853
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	127,300	15,556
Insurance - 3.8%
Chubb Ltd.	968,100	121,264
Marsh & McLennan Companies, Inc.	315,500	20,744
MetLife, Inc.	2,768,838	118,340
Prudential Financial, Inc.	650,777	48,997
		309,345
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	489,663	9,592
American Tower Corp.	99,300	11,496
Annaly Capital Management, Inc.	984,613	10,811
Cousins Properties, Inc.	1,344,200	14,302
Crown Castle International Corp.	375,900	36,474
Duke Realty LP	687,400	19,790
First Potomac Realty Trust	1,688,925	17,075
Piedmont Office Realty Trust, Inc. Class A	939,600	20,615
Public Storage	55,200	13,188
Sabra Health Care REIT, Inc.	256,800	6,140
Two Harbors Investment Corp.	1,137,678	9,955
Ventas, Inc.	228,803	17,426
		186,864
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	839,827	10,834

TOTAL FINANCIALS		1,914,908

HEALTH CARE - 10.1%
Biotechnology - 1.4%
AbbVie, Inc.	624,500	41,361
Amgen, Inc.	251,100	43,197
Gilead Sciences, Inc.	387,700	30,811
		115,369
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	280,400	17,957
Hoya Corp.	469,200	16,648
Medtronic PLC	1,622,556	142,185
St. Jude Medical, Inc.	284,377	23,615
		200,405
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (c)	468	2
Pharmaceuticals - 6.2%
Astellas Pharma, Inc.	1,918,500	31,966
GlaxoSmithKline PLC	3,501,600	78,201
Johnson & Johnson (b)	1,819,148	227,812
Merck & Co., Inc.	732,800	42,986
Pfizer, Inc.	900,079	33,204
Sanofi SA	277,173	23,608
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,192,800	63,815
		501,592

TOTAL HEALTH CARE		817,368

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.2%
General Dynamics Corp.	377,500	55,451
Raytheon Co.	304,100	42,431
The Boeing Co.	361,700	48,345
United Technologies Corp.	1,002,020	107,867
		254,094
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	136,156	9,479
PostNL NV (c)	6,762,100	25,976
United Parcel Service, Inc. Class B	1,193,673	129,036
		164,491
Airlines - 0.2%
Copa Holdings SA Class A	273,800	18,345
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	880,300	37,650
Mears Group PLC	198,400	1,039
Waste Connection, Inc. (Canada)	127,597	9,507
		48,196
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	18,000	661
Electrical Equipment - 1.4%
Eaton Corp. PLC	783,600	49,688
Emerson Electric Co.	1,131,087	63,228
		112,916
Industrial Conglomerates - 3.1%
General Electric Co. (b)	7,171,855	223,332
Roper Technologies, Inc.	138,000	23,510
		246,842
Machinery - 0.3%
Allison Transmission Holdings, Inc.	243,700	7,023
Cummins, Inc.	98,700	12,117
Deere & Co.	14,100	1,096
		20,236
Road & Rail - 0.1%
Norfolk Southern Corp.	90,800	8,152

TOTAL INDUSTRIALS		873,933

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	6,866,986	209,649
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	359,632	21,679
Internet Software & Services - 0.3%
Yahoo!, Inc. (c)	597,700	22,826
IT Services - 1.9%
First Data Corp. Class A (c)	3,309,936	41,043
IBM Corp.	562,234	90,306
Paychex, Inc. (b)	390,857	23,170
Sabre Corp.	54,500	1,589
		156,108
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,279,582	33,640
Maxim Integrated Products, Inc.	932,400	38,023
Qualcomm, Inc.	2,014,516	126,068
		197,731
Software - 1.3%
Micro Focus International PLC	1,788,200	45,817
Microsoft Corp.	1,012,216	57,372
SS&C Technologies Holdings, Inc.	121,600	3,918
		107,107
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	571,200	59,525
EMC Corp.	3,720,000	105,202
Seagate Technology LLC	312,700	10,016
		174,743

TOTAL INFORMATION TECHNOLOGY		889,843

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	399,000	30,029
Potash Corp. of Saskatchewan, Inc.	1,235,900	19,263
The Dow Chemical Co.	874,200	46,918
Tronox Ltd. Class A	316,874	2,057
		98,267
Containers & Packaging - 0.6%
Packaging Corp. of America	302,500	22,594
WestRock Co.	622,700	26,720
		49,314

TOTAL MATERIALS		147,581

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (b)	3,026,789	131,030
Verizon Communications, Inc. (b)	3,066,960	169,940
		300,970
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	10,888

TOTAL TELECOMMUNICATION SERVICES		311,858

UTILITIES - 4.4%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	297,082	20,588
Entergy Corp.	485,100	39,482
Exelon Corp.	3,658,800	136,400
PPL Corp. (b)	909,200	34,286
Southern Co. (b)	1,518,077	81,217
Xcel Energy, Inc.	323,500	14,228
		326,201
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,110,500	26,563

TOTAL UTILITIES		352,764

TOTAL COMMON STOCKS
(Cost $6,512,920)		7,473,685

Convertible Preferred Stocks - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	35,300	1,177
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	4,713	4,224
Teva Pharmaceutical Industries Ltd. 7%	1,925	1,705
		5,929
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50% (c)	25,900	2,022
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	37,700	2,130
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)	62,100	3,365

TOTAL UTILITIES		5,495

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,441)		14,623
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	2,101	2,009
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	10,910	8,401
		10,410
INDUSTRIALS - 0.0%
Airlines - 0.0%
JetBlue Airways Corp. Series D 6.75% 10/15/39	480	1,805
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	6,840	7,362
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	4,790	4,302
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	2,890	3,212
TOTAL INFORMATION TECHNOLOGY		14,876

TOTAL CONVERTIBLE BONDS		27,091

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (d)	4,015	3,950
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,585	2,759
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (d)	3,170	2,631
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (e)	7,720	1
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,100	1,078

TOTAL NONCONVERTIBLE BONDS		10,419

TOTAL CORPORATE BONDS
(Cost $46,090)		37,510
	Shares	Value (000s)

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.42% (f)	433,900,294	433,900
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)	42,581,115	42,581
TOTAL MONEY MARKET FUNDS
(Cost $476,481)		476,481
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $7,049,932)		8,002,299
NET OTHER ASSETS (LIABILITIES) - 0.5%		37,373
NET ASSETS - 100%		$8,039,672

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AT&T, Inc.	9/16/16 - $44.00	9,948	$509	$(463)
Chevron Corp.	9/16/16 - $110.00	7,861	490	(130)
General Electric Co.	10/21/16 - $33.00	23,424	1,245	(562)
Johnson & Johnson	10/21/16 - $125.00	5,765	1,189	(1,557)
Molson Coors Brewing Co. Class B	10/21/16 - $105.00	247	72	(91)
Paychex, Inc.	9/16/16 - $55.00	63	5	(29)
PPL Corp.	10/21/16 - $39.00	2,221	109	(94)
Southern Co.	8/19/16 - $52.50	11,955	348	(1,453)
The Coca-Cola Co.	8/19/16 - $46.00	1,285	73	(1)
The Hershey Co.	11/18/16 - $120.00	522	113	(104)
Verizon Communications, Inc.	9/16/16 - $57.50	10,081	697	(292)
Wal-Mart Stores, Inc.	8/19/16 - $75.00	1,641	141	(67)
TOTAL WRITTEN OPTIONS			$4,991	$(4,843)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $423,215,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,741,000 or 0.2% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$449
Fidelity Securities Lending Cash Central Fund	292
Total	$741

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$644,520	$610,921	$33,599	$--
Consumer Staples	589,875	589,875	--	--
Energy	932,212	932,212	--	--
Financials	1,914,908	1,906,132	8,776	--
Health Care	823,297	671,169	152,128	--
Industrials	873,933	873,933	--	--
Information Technology	889,843	889,843	--	--
Materials	147,581	147,581	--	--
Telecommunication Services	313,880	302,992	10,888	--
Utilities	358,259	354,894	3,365	--
Corporate Bonds	37,510	--	37,510	--
Money Market Funds	476,481	476,481	--	--
Total Investments in Securities:	$8,002,299	$7,756,033	$246,266	$--
Derivative Instruments:
Liabilities
Written Options	$(4,843)	$(4,843)	$--	$--
Total Liabilities	$(4,843)	$(4,843)	$--	$--
Total Derivative Instruments:	$(4,843)	$(4,843)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$132,734

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(4,843)
Total Equity Risk	0	(4,843)
Total Value of Derivatives	$0	$(4,843)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
Ireland	2.6%
United Kingdom	2.3%
Switzerland	1.8%
Canada	1.3%
Japan	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,717) — See accompanying schedule: Unaffiliated issuers (cost $6,573,451)	$7,525,818
Fidelity Central Funds (cost $476,481)	476,481
Total Investments (cost $7,049,932)		$8,002,299
Receivable for investments sold		128,284
Receivable for fund shares sold		3,185
Dividends receivable		13,656
Interest receivable		367
Distributions receivable from Fidelity Central Funds		145
Other receivables		1,013
Total assets		8,148,949
Liabilities
Payable to custodian bank	$28
Payable for investments purchased	29,358
Payable for fund shares redeemed	27,561
Accrued management fee	2,976
Written options, at value (premium received $4,991)	4,843
Other affiliated payables	999
Other payables and accrued expenses	931
Collateral on securities loaned, at value	42,581
Total liabilities		109,277
Net Assets		$8,039,672
Net Assets consist of:
Paid in capital		$6,992,801
Undistributed net investment income		16,348
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,076
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		952,447
Net Assets		$8,039,672
Equity-Income:
Net Asset Value, offering price and redemption price per share ($6,395,158 ÷ 117,435 shares)		$54.46
Class K:
Net Asset Value, offering price and redemption price per share ($1,644,514 ÷ 30,213 shares)		$54.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$122,921
Interest		764
Income from Fidelity Central Funds		741
Total income		124,426
Expenses
Management fee	$17,321
Transfer agent fees	5,222
Accounting and security lending fees	601
Custodian fees and expenses	65
Independent trustees' fees and expenses	17
Appreciation in deferred trustee compensation account	1
Registration fees	85
Audit	62
Legal	13
Miscellaneous	40
Total expenses before reductions	23,427
Expense reductions	(123)	23,304
Net investment income (loss)		101,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,260
Foreign currency transactions	(44)
Written options	4,802
Total net realized gain (loss)		81,018
Change in net unrealized appreciation (depreciation) on: Investment securities	877,098
Assets and liabilities in foreign currencies	3
Written options	(952)
Total change in net unrealized appreciation (depreciation)		876,149
Net gain (loss)		957,167
Net increase (decrease) in net assets resulting from operations		$1,058,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,122	$221,310
Net realized gain (loss)	81,018	508,669
Change in net unrealized appreciation (depreciation)	876,149	(1,074,501)
Net increase (decrease) in net assets resulting from operations	1,058,289	(344,522)
Distributions to shareholders from net investment income	(82,354)	(262,218)
Distributions to shareholders from net realized gain	(94,408)	(674,726)
Total distributions	(176,762)	(936,944)
Share transactions - net increase (decrease)	(239,764)	(278,644)
Total increase (decrease) in net assets	641,763	(1,560,110)
Net Assets
Beginning of period	7,397,909	8,958,019
End of period	$8,039,672	$7,397,909
Other Information
Undistributed net investment income end of period	$16,348	$–
Distributions in excess of net investment income end of period	$–	$(2,420)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.57	$57.26	$56.69	$49.72	$42.77	$45.57
Income from Investment Operations
Net investment income (loss)A	.67	1.43	2.00B	1.26	1.32	.89
Net realized and unrealized gain (loss)	6.39	(3.91)C	2.87	6.99	6.95	(2.80)
Total from investment operations	7.06	(2.48)	4.87	8.25	8.27	(1.91)
Distributions from net investment income	(.55)	(1.71)D	(1.60)	(1.28)	(1.32)	(.89)
Distributions from net realized gain	(.63)	(4.51)D	(2.70)	–	–	–
Total distributions	(1.17)E	(6.21)F	(4.30)	(1.28)	(1.32)	(.89)
Net asset value, end of period	$54.46	$48.57	$57.26	$56.69	$49.72	$42.77
Total ReturnG,H	14.71%	(4.89)%C	8.53%	16.72%	19.63%	(4.15)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.63%K	.64%	.63%	.64%	.67%	.68%
Expenses net of fee waivers, if any	.63%K	.64%	.63%	.64%	.67%	.68%
Expenses net of all reductions	.63%K	.63%	.63%	.64%	.66%	.67%
Net investment income (loss)	2.60%K	2.55%	3.30%B	2.30%	2.89%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$6,395	$5,752	$6,686	$6,842	$6,401	$6,844
Portfolio turnover rateL	24%K	46%M	40%	43%	43%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.17 per share is comprised of distributions from net investment income of $.546 and distributions from net realized gain of $.626 per share.

 F Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.55	$57.25	$56.67	$49.70	$42.76	$45.56
Income from Investment Operations
Net investment income (loss)A	.70	1.50	2.07B	1.33	1.38	.95
Net realized and unrealized gain (loss)	6.39	(3.92)C	2.88	6.99	6.95	(2.79)
Total from investment operations	7.09	(2.42)	4.95	8.32	8.33	(1.84)
Distributions from net investment income	(.57)	(1.78)D	(1.67)	(1.35)	(1.39)	(.96)
Distributions from net realized gain	(.63)	(4.51)D	(2.70)	–	–	–
Total distributions	(1.21)E	(6.28)F	(4.37)	(1.35)	(1.39)	(.96)
Net asset value, end of period	$54.43	$48.55	$57.25	$56.67	$49.70	$42.76
Total ReturnG,H	14.77%	(4.78)%C	8.68%	16.87%	19.78%	(4.00)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.52%K	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.52%K	.52%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.52%K	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.71%K	2.67%	3.41%B	2.42%	3.03%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$1,645	$1,646	$2,272	$2,480	$2,276	$2,106
Portfolio turnover rateL	24%K	46%M	40%	43%	43%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.21 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.632 per share.

 F Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended January 31, 2016.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,432,516
Gross unrealized depreciation	(527,415)
Net unrealized appreciation (depreciation) on securities	$905,101
Tax cost	$7,097,198

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $4,802 and a change in net unrealized appreciation (depreciation) of $(952) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	26	$1,377
Options Opened	231	15,682
Options Exercised	(117)	(6,821)
Options Closed	(20)	(953)
Options Expired	(45)	(4,294)
Outstanding at end of period	75	$4,991

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $913,745 and $1,501,020, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,158 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments, including accrued interest, with a value of $62,186. The Fund had a net realized gain of $14,316 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$4,841.16
Class K	381.05
	$5,222

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $26 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,977. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $292, including $15 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $95 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Equity-Income	$64,502	$199,167
Class K	17,852	63,051
Total	$82,354	$262,218
From net realized gain
Equity-Income	$73,795	$515,493
Class K	20,613	159,233
Total	$94,408	$674,726

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Equity-Income
Shares sold	5,864	11,557	$300,235	$638,905
Reinvestment of distributions	2,567	12,773	131,387	679,623
Shares redeemed	(9,410)	(22,666)	(484,924)	(1,259,206)
Net increase (decrease)	(979)	1,664	$(53,302)	$59,322
Class K
Shares sold	2,040	5,714	$104,904	$318,377
Reinvestment of distributions	752	4,160	38,465	222,285
Shares redeemed	(6,486)	(15,663)(a)	(329,831)	(878,628)(a)
Net increase (decrease)	(3,694)	(5,789)	$(186,462)	$(337,966)

 (a) Amount includes in-kind redemptions (see Note 5: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Equity-Income	.63%
Actual		$1,000.00	$1,147.10	$3.36
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Class K	.52%
Actual		$1,000.00	$1,147.70	$2.78
Hypothetical-C		$1,000.00	$1,022.28	$2.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EQU-K-SANN-0916
1.863288.107

Fidelity® Equity-Income Fund Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.(a)	3.9	3.7
JPMorgan Chase & Co.	3.7	3.5
Johnson & Johnson(a)	2.8	5.9
General Electric Co.(a)	2.8	3.6
Cisco Systems, Inc.	2.6	1.9
Procter & Gamble Co.	2.5	3.6
Verizon Communications, Inc.(a)	2.1	2.1
Medtronic PLC	1.8	1.4
Exelon Corp.	1.7	1.6
AT&T, Inc.(a)	1.7	2.3
	25.6

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.8	23.1
Energy	11.8	9.1
Information Technology	11.3	11.0
Industrials	10.9	11.8
Health Care	10.2	12.6

Asset Allocation (% of fund's net assets)

As of July 31, 2016 *,**
Stocks	92.9%
Bonds	0.1%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 12.1%

 ** Written options - (0.1)%

As of January 31, 2016 *,**
Stocks	96.4%
Bonds	0.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 11.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.6%
Ford Motor Co.	2,891,700	$36,609
General Motors Co.	2,791,300	88,038
		124,647
Hotels, Restaurants & Leisure - 0.8%
Dunkin' Brands Group, Inc.	1,051,200	47,630
Whitbread PLC	339,435	17,336
		64,966
Household Durables - 0.6%
M.D.C. Holdings, Inc.	958,300	25,222
Tupperware Brands Corp.	406,060	25,452
		50,674
Leisure Products - 0.8%
Mattel, Inc.	1,326,900	44,292
Polaris Industries, Inc. (a)	235,000	23,206
		67,498
Media - 1.8%
Comcast Corp. Class A	1,158,794	77,929
Daiichikosho Co. Ltd.	736,000	33,599
ITV PLC	5,871,300	15,230
Time Warner, Inc.	230,200	17,645
		144,403
Multiline Retail - 1.8%
Kohl's Corp.	612,724	25,483
Macy's, Inc.	901,200	32,290
Target Corp.	1,140,109	85,884
		143,657
Specialty Retail - 0.6%
Foot Locker, Inc.	307,000	18,303
GNC Holdings, Inc.	641,743	13,098
L Brands, Inc.	72,500	5,358
Lewis Group Ltd.	2,117,300	6,635
Stage Stores, Inc. (a)	890,500	5,281
		48,675

TOTAL CONSUMER DISCRETIONARY		644,520

CONSUMER STAPLES - 7.3%
Beverages - 0.4%
Molson Coors Brewing Co. Class B (b)	78,095	7,978
The Coca-Cola Co. (b)	552,300	24,097
		32,075
Food & Staples Retailing - 3.2%
CVS Health Corp.	1,406,900	130,448
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	7,331
Wal-Mart Stores, Inc. (b)	718,691	52,443
Walgreens Boots Alliance, Inc.	693,120	54,930
Whole Foods Market, Inc.	504,800	15,386
		260,538
Food Products - 1.1%
B&G Foods, Inc. Class A	548,167	28,280
Flowers Foods, Inc.	123,400	2,269
Hilton Food Group PLC	1,240,932	9,805
Sanderson Farms, Inc. (a)	99,500	8,715
The Hain Celestial Group, Inc. (c)	115,700	6,108
The Hershey Co. (b)	290,200	32,143
		87,320
Household Products - 2.5%
Procter & Gamble Co.	2,341,497	200,409
Personal Products - 0.1%
Avon Products, Inc.	2,342,248	9,533

TOTAL CONSUMER STAPLES		589,875

ENERGY - 11.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	428,300	20,486
Halliburton Co.	502,000	21,917
National Oilwell Varco, Inc.	141,024	4,562
Oceaneering International, Inc.	240,300	6,700
Schlumberger Ltd.	343,000	27,618
		81,283
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	489,832	26,711
Apache Corp.	939,101	49,303
Chevron Corp. (b)	3,028,572	310,366
ConocoPhillips Co.	754,900	30,815
CONSOL Energy, Inc. (a)	1,169,134	22,658
Energy Transfer Equity LP	677,700	11,243
Golar LNG Ltd.	272,600	4,623
Imperial Oil Ltd.	172,400	5,304
Kinder Morgan, Inc.	2,255,200	45,848
Legacy Reserves LP	1,845,900	3,193
MPLX LP	766,211	24,864
Noble Energy, Inc.	170,600	6,094
Suncor Energy, Inc.	2,819,400	75,881
The Williams Companies, Inc.	4,865,643	116,629
Williams Partners LP	3,112,469	116,220
		849,752

TOTAL ENERGY		931,035

FINANCIALS - 23.8%
Banks - 12.1%
Bank of America Corp.	8,057,500	116,753
Comerica, Inc.	1,024,972	46,370
First Niagara Financial Group, Inc.	2,846,200	28,974
FirstMerit Corp.	1,064,226	22,594
JPMorgan Chase & Co.	4,672,682	298,911
KeyCorp	2,458,500	28,764
Lakeland Financial Corp.	238,400	12,242
Lloyds Banking Group PLC	12,478,000	8,776
M&T Bank Corp.	918,778	105,255
Prosperity Bancshares, Inc.	105,700	5,400
Regions Financial Corp.	5,292,200	48,529
Standard Chartered PLC (United Kingdom)	1,432,566	11,463
SunTrust Banks, Inc.	1,478,700	62,534
U.S. Bancorp	1,758,722	74,165
Wells Fargo & Co.	2,145,050	102,898
		973,628
Capital Markets - 5.1%
Apollo Global Management LLC Class A	280,300	4,807
Apollo Investment Corp.	2,824,352	16,268
Ares Capital Corp. (a)	1,120,274	16,961
Ares Management LP	418,215	7,256
AURELIUS AG	259,170	15,789
KKR & Co. LP	6,588,565	95,139
Morgan Stanley	1,170,431	33,626
State Street Corp.	1,373,399	90,342
The Blackstone Group LP	4,437,632	119,106
TPG Specialty Lending, Inc.	372,293	6,534
		405,828
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	12,853
Diversified Financial Services - 0.2%
McGraw Hill Financial, Inc.	127,300	15,556
Insurance - 3.8%
Chubb Ltd.	968,100	121,264
Marsh & McLennan Companies, Inc.	315,500	20,744
MetLife, Inc.	2,768,838	118,340
Prudential Financial, Inc.	650,777	48,997
		309,345
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	489,663	9,592
American Tower Corp.	99,300	11,496
Annaly Capital Management, Inc.	984,613	10,811
Cousins Properties, Inc.	1,344,200	14,302
Crown Castle International Corp.	375,900	36,474
Duke Realty LP	687,400	19,790
First Potomac Realty Trust	1,688,925	17,075
Piedmont Office Realty Trust, Inc. Class A	939,600	20,615
Public Storage	55,200	13,188
Sabra Health Care REIT, Inc.	256,800	6,140
Two Harbors Investment Corp.	1,137,678	9,955
Ventas, Inc.	228,803	17,426
		186,864
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	839,827	10,834

TOTAL FINANCIALS		1,914,908

HEALTH CARE - 10.1%
Biotechnology - 1.4%
AbbVie, Inc.	624,500	41,361
Amgen, Inc.	251,100	43,197
Gilead Sciences, Inc.	387,700	30,811
		115,369
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	280,400	17,957
Hoya Corp.	469,200	16,648
Medtronic PLC	1,622,556	142,185
St. Jude Medical, Inc.	284,377	23,615
		200,405
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (c)	468	2
Pharmaceuticals - 6.2%
Astellas Pharma, Inc.	1,918,500	31,966
GlaxoSmithKline PLC	3,501,600	78,201
Johnson & Johnson (b)	1,819,148	227,812
Merck & Co., Inc.	732,800	42,986
Pfizer, Inc.	900,079	33,204
Sanofi SA	277,173	23,608
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,192,800	63,815
		501,592

TOTAL HEALTH CARE		817,368

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.2%
General Dynamics Corp.	377,500	55,451
Raytheon Co.	304,100	42,431
The Boeing Co.	361,700	48,345
United Technologies Corp.	1,002,020	107,867
		254,094
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	136,156	9,479
PostNL NV (c)	6,762,100	25,976
United Parcel Service, Inc. Class B	1,193,673	129,036
		164,491
Airlines - 0.2%
Copa Holdings SA Class A	273,800	18,345
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	880,300	37,650
Mears Group PLC	198,400	1,039
Waste Connection, Inc. (Canada)	127,597	9,507
		48,196
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	18,000	661
Electrical Equipment - 1.4%
Eaton Corp. PLC	783,600	49,688
Emerson Electric Co.	1,131,087	63,228
		112,916
Industrial Conglomerates - 3.1%
General Electric Co. (b)	7,171,855	223,332
Roper Technologies, Inc.	138,000	23,510
		246,842
Machinery - 0.3%
Allison Transmission Holdings, Inc.	243,700	7,023
Cummins, Inc.	98,700	12,117
Deere & Co.	14,100	1,096
		20,236
Road & Rail - 0.1%
Norfolk Southern Corp.	90,800	8,152

TOTAL INDUSTRIALS		873,933

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	6,866,986	209,649
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	359,632	21,679
Internet Software & Services - 0.3%
Yahoo!, Inc. (c)	597,700	22,826
IT Services - 1.9%
First Data Corp. Class A (c)	3,309,936	41,043
IBM Corp.	562,234	90,306
Paychex, Inc. (b)	390,857	23,170
Sabre Corp.	54,500	1,589
		156,108
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	1,279,582	33,640
Maxim Integrated Products, Inc.	932,400	38,023
Qualcomm, Inc.	2,014,516	126,068
		197,731
Software - 1.3%
Micro Focus International PLC	1,788,200	45,817
Microsoft Corp.	1,012,216	57,372
SS&C Technologies Holdings, Inc.	121,600	3,918
		107,107
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	571,200	59,525
EMC Corp.	3,720,000	105,202
Seagate Technology LLC	312,700	10,016
		174,743

TOTAL INFORMATION TECHNOLOGY		889,843

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	399,000	30,029
Potash Corp. of Saskatchewan, Inc.	1,235,900	19,263
The Dow Chemical Co.	874,200	46,918
Tronox Ltd. Class A	316,874	2,057
		98,267
Containers & Packaging - 0.6%
Packaging Corp. of America	302,500	22,594
WestRock Co.	622,700	26,720
		49,314

TOTAL MATERIALS		147,581

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (b)	3,026,789	131,030
Verizon Communications, Inc. (b)	3,066,960	169,940
		300,970
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	10,888

TOTAL TELECOMMUNICATION SERVICES		311,858

UTILITIES - 4.4%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	297,082	20,588
Entergy Corp.	485,100	39,482
Exelon Corp.	3,658,800	136,400
PPL Corp. (b)	909,200	34,286
Southern Co. (b)	1,518,077	81,217
Xcel Energy, Inc.	323,500	14,228
		326,201
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,110,500	26,563

TOTAL UTILITIES		352,764

TOTAL COMMON STOCKS
(Cost $6,512,920)		7,473,685

Convertible Preferred Stocks - 0.2%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	35,300	1,177
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	4,713	4,224
Teva Pharmaceutical Industries Ltd. 7%	1,925	1,705
		5,929
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50% (c)	25,900	2,022
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	37,700	2,130
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)	62,100	3,365

TOTAL UTILITIES		5,495

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,441)		14,623
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	2,101	2,009
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	10,910	8,401
		10,410
INDUSTRIALS - 0.0%
Airlines - 0.0%
JetBlue Airways Corp. Series D 6.75% 10/15/39	480	1,805
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	6,840	7,362
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	4,790	4,302
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	2,890	3,212
TOTAL INFORMATION TECHNOLOGY		14,876

TOTAL CONVERTIBLE BONDS		27,091

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (d)	4,015	3,950
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,585	2,759
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (d)	3,170	2,631
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (e)	7,720	1
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,100	1,078

TOTAL NONCONVERTIBLE BONDS		10,419

TOTAL CORPORATE BONDS
(Cost $46,090)		37,510
	Shares	Value (000s)

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.42% (f)	433,900,294	433,900
Fidelity Securities Lending Cash Central Fund, 0.45% (f)(g)	42,581,115	42,581
TOTAL MONEY MARKET FUNDS
(Cost $476,481)		476,481
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $7,049,932)		8,002,299
NET OTHER ASSETS (LIABILITIES) - 0.5%		37,373
NET ASSETS - 100%		$8,039,672

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AT&T, Inc.	9/16/16 - $44.00	9,948	$509	$(463)
Chevron Corp.	9/16/16 - $110.00	7,861	490	(130)
General Electric Co.	10/21/16 - $33.00	23,424	1,245	(562)
Johnson & Johnson	10/21/16 - $125.00	5,765	1,189	(1,557)
Molson Coors Brewing Co. Class B	10/21/16 - $105.00	247	72	(91)
Paychex, Inc.	9/16/16 - $55.00	63	5	(29)
PPL Corp.	10/21/16 - $39.00	2,221	109	(94)
Southern Co.	8/19/16 - $52.50	11,955	348	(1,453)
The Coca-Cola Co.	8/19/16 - $46.00	1,285	73	(1)
The Hershey Co.	11/18/16 - $120.00	522	113	(104)
Verizon Communications, Inc.	9/16/16 - $57.50	10,081	697	(292)
Wal-Mart Stores, Inc.	8/19/16 - $75.00	1,641	141	(67)
TOTAL WRITTEN OPTIONS			$4,991	$(4,843)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $423,215,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,741,000 or 0.2% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$449
Fidelity Securities Lending Cash Central Fund	292
Total	$741

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$644,520	$610,921	$33,599	$--
Consumer Staples	589,875	589,875	--	--
Energy	932,212	932,212	--	--
Financials	1,914,908	1,906,132	8,776	--
Health Care	823,297	671,169	152,128	--
Industrials	873,933	873,933	--	--
Information Technology	889,843	889,843	--	--
Materials	147,581	147,581	--	--
Telecommunication Services	313,880	302,992	10,888	--
Utilities	358,259	354,894	3,365	--
Corporate Bonds	37,510	--	37,510	--
Money Market Funds	476,481	476,481	--	--
Total Investments in Securities:	$8,002,299	$7,756,033	$246,266	$--
Derivative Instruments:
Liabilities
Written Options	$(4,843)	$(4,843)	$--	$--
Total Liabilities	$(4,843)	$(4,843)	$--	$--
Total Derivative Instruments:	$(4,843)	$(4,843)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$132,734

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(4,843)
Total Equity Risk	0	(4,843)
Total Value of Derivatives	$0	$(4,843)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
Ireland	2.6%
United Kingdom	2.3%
Switzerland	1.8%
Canada	1.3%
Japan	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,717) — See accompanying schedule: Unaffiliated issuers (cost $6,573,451)	$7,525,818
Fidelity Central Funds (cost $476,481)	476,481
Total Investments (cost $7,049,932)		$8,002,299
Receivable for investments sold		128,284
Receivable for fund shares sold		3,185
Dividends receivable		13,656
Interest receivable		367
Distributions receivable from Fidelity Central Funds		145
Other receivables		1,013
Total assets		8,148,949
Liabilities
Payable to custodian bank	$28
Payable for investments purchased	29,358
Payable for fund shares redeemed	27,561
Accrued management fee	2,976
Written options, at value (premium received $4,991)	4,843
Other affiliated payables	999
Other payables and accrued expenses	931
Collateral on securities loaned, at value	42,581
Total liabilities		109,277
Net Assets		$8,039,672
Net Assets consist of:
Paid in capital		$6,992,801
Undistributed net investment income		16,348
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		78,076
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		952,447
Net Assets		$8,039,672
Equity-Income:
Net Asset Value, offering price and redemption price per share ($6,395,158 ÷ 117,435 shares)		$54.46
Class K:
Net Asset Value, offering price and redemption price per share ($1,644,514 ÷ 30,213 shares)		$54.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$122,921
Interest		764
Income from Fidelity Central Funds		741
Total income		124,426
Expenses
Management fee	$17,321
Transfer agent fees	5,222
Accounting and security lending fees	601
Custodian fees and expenses	65
Independent trustees' fees and expenses	17
Appreciation in deferred trustee compensation account	1
Registration fees	85
Audit	62
Legal	13
Miscellaneous	40
Total expenses before reductions	23,427
Expense reductions	(123)	23,304
Net investment income (loss)		101,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,260
Foreign currency transactions	(44)
Written options	4,802
Total net realized gain (loss)		81,018
Change in net unrealized appreciation (depreciation) on: Investment securities	877,098
Assets and liabilities in foreign currencies	3
Written options	(952)
Total change in net unrealized appreciation (depreciation)		876,149
Net gain (loss)		957,167
Net increase (decrease) in net assets resulting from operations		$1,058,289

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,122	$221,310
Net realized gain (loss)	81,018	508,669
Change in net unrealized appreciation (depreciation)	876,149	(1,074,501)
Net increase (decrease) in net assets resulting from operations	1,058,289	(344,522)
Distributions to shareholders from net investment income	(82,354)	(262,218)
Distributions to shareholders from net realized gain	(94,408)	(674,726)
Total distributions	(176,762)	(936,944)
Share transactions - net increase (decrease)	(239,764)	(278,644)
Total increase (decrease) in net assets	641,763	(1,560,110)
Net Assets
Beginning of period	7,397,909	8,958,019
End of period	$8,039,672	$7,397,909
Other Information
Undistributed net investment income end of period	$16,348	$–
Distributions in excess of net investment income end of period	$–	$(2,420)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.57	$57.26	$56.69	$49.72	$42.77	$45.57
Income from Investment Operations
Net investment income (loss)A	.67	1.43	2.00B	1.26	1.32	.89
Net realized and unrealized gain (loss)	6.39	(3.91)C	2.87	6.99	6.95	(2.80)
Total from investment operations	7.06	(2.48)	4.87	8.25	8.27	(1.91)
Distributions from net investment income	(.55)	(1.71)D	(1.60)	(1.28)	(1.32)	(.89)
Distributions from net realized gain	(.63)	(4.51)D	(2.70)	–	–	–
Total distributions	(1.17)E	(6.21)F	(4.30)	(1.28)	(1.32)	(.89)
Net asset value, end of period	$54.46	$48.57	$57.26	$56.69	$49.72	$42.77
Total ReturnG,H	14.71%	(4.89)%C	8.53%	16.72%	19.63%	(4.15)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.63%K	.64%	.63%	.64%	.67%	.68%
Expenses net of fee waivers, if any	.63%K	.64%	.63%	.64%	.67%	.68%
Expenses net of all reductions	.63%K	.63%	.63%	.64%	.66%	.67%
Net investment income (loss)	2.60%K	2.55%	3.30%B	2.30%	2.89%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$6,395	$5,752	$6,686	$6,842	$6,401	$6,844
Portfolio turnover rateL	24%K	46%M	40%	43%	43%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.17 per share is comprised of distributions from net investment income of $.546 and distributions from net realized gain of $.626 per share.

 F Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.55	$57.25	$56.67	$49.70	$42.76	$45.56
Income from Investment Operations
Net investment income (loss)A	.70	1.50	2.07B	1.33	1.38	.95
Net realized and unrealized gain (loss)	6.39	(3.92)C	2.88	6.99	6.95	(2.79)
Total from investment operations	7.09	(2.42)	4.95	8.32	8.33	(1.84)
Distributions from net investment income	(.57)	(1.78)D	(1.67)	(1.35)	(1.39)	(.96)
Distributions from net realized gain	(.63)	(4.51)D	(2.70)	–	–	–
Total distributions	(1.21)E	(6.28)F	(4.37)	(1.35)	(1.39)	(.96)
Net asset value, end of period	$54.43	$48.55	$57.25	$56.67	$49.70	$42.76
Total ReturnG,H	14.77%	(4.78)%C	8.68%	16.87%	19.78%	(4.00)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.52%K	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.52%K	.52%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.52%K	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.71%K	2.67%	3.41%B	2.42%	3.03%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$1,645	$1,646	$2,272	$2,480	$2,276	$2,106
Portfolio turnover rateL	24%K	46%M	40%	43%	43%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.21 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.632 per share.

 F Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended January 31, 2016.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,432,516
Gross unrealized depreciation	(527,415)
Net unrealized appreciation (depreciation) on securities	$905,101
Tax cost	$7,097,198

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $4,802 and a change in net unrealized appreciation (depreciation) of $(952) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	26	$1,377
Options Opened	231	15,682
Options Exercised	(117)	(6,821)
Options Closed	(20)	(953)
Options Expired	(45)	(4,294)
Outstanding at end of period	75	$4,991

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $913,745 and $1,501,020, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,158 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments, including accrued interest, with a value of $62,186. The Fund had a net realized gain of $14,316 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$4,841.16
Class K	381.05
	$5,222

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $26 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,977. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $292, including $15 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $95 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses in the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Equity-Income	$64,502	$199,167
Class K	17,852	63,051
Total	$82,354	$262,218
From net realized gain
Equity-Income	$73,795	$515,493
Class K	20,613	159,233
Total	$94,408	$674,726

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Equity-Income
Shares sold	5,864	11,557	$300,235	$638,905
Reinvestment of distributions	2,567	12,773	131,387	679,623
Shares redeemed	(9,410)	(22,666)	(484,924)	(1,259,206)
Net increase (decrease)	(979)	1,664	$(53,302)	$59,322
Class K
Shares sold	2,040	5,714	$104,904	$318,377
Reinvestment of distributions	752	4,160	38,465	222,285
Shares redeemed	(6,486)	(15,663)(a)	(329,831)	(878,628)(a)
Net increase (decrease)	(3,694)	(5,789)	$(186,462)	$(337,966)

 (a) Amount includes in-kind redemptions (see Note 5: Prior Fiscal Year Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Equity-Income	.63%
Actual		$1,000.00	$1,147.10	$3.36
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Class K	.52%
Actual		$1,000.00	$1,147.70	$2.78
Hypothetical-C		$1,000.00	$1,022.28	$2.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Mid Cap Value Fund - Class A, Class T, Class C and Class I Semi-Annual Report July 31, 2016 Class A, Class T, Class C and Class I are classes of Fidelity® Mid Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	3.3	2.7
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.2	2.6
FNF Group	2.6	1.9
Mack-Cali Realty Corp.	2.1	1.1
ConAgra Foods, Inc.	2.1	1.2
AerCap Holdings NV	2.0	1.3
American Tower Corp.	2.0	0.0
Synchrony Financial	1.8	1.2
Newfield Exploration Co.	1.6	1.1
EMC Corp.	1.5	1.5
	22.2

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.5	35.3
Utilities	10.9	11.3
Industrials	10.1	8.2
Consumer Discretionary	9.3	9.0
Energy	9.0	8.0

Asset Allocation (% of fund's net assets)

As of July 31, 2016 *
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.5%

As of January 31, 2016 *
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 14.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.4%
Delphi Automotive PLC	699,000	$47,406,180
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	765,200	12,970,140
Hotels, Restaurants & Leisure - 2.3%
Royal Caribbean Cruises Ltd.	547,300	39,646,412
Wyndham Worldwide Corp.	515,400	36,603,708
		76,250,120
Household Durables - 1.7%
D.R. Horton, Inc.	98,900	3,251,832
PulteGroup, Inc.	1,771,200	37,514,016
Whirlpool Corp.	76,300	14,677,068
		55,442,916
Media - 2.3%
Interpublic Group of Companies, Inc.	1,139,400	26,274,564
Liberty Global PLC Class A (a)	272,200	8,631,462
Omnicom Group, Inc.	139,500	11,479,455
Twenty-First Century Fox, Inc. Class A	1,048,000	27,918,720
		74,304,201
Specialty Retail - 1.2%
GameStop Corp. Class A (b)	1,240,359	38,389,111

TOTAL CONSUMER DISCRETIONARY		304,762,668

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	175,300	17,908,648
Food Products - 3.1%
ConAgra Foods, Inc.	1,442,100	67,432,596
Mead Johnson Nutrition Co. Class A	121,800	10,864,560
The J.M. Smucker Co.	149,500	23,046,920
		101,344,076

TOTAL CONSUMER STAPLES		119,252,724

ENERGY - 9.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	818,000	39,124,940
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	150,600	8,212,218
Apache Corp.	149,100	7,827,750
Cheniere Energy, Inc. (a)	283,700	11,867,171
Continental Resources, Inc. (a)	239,200	10,536,760
EQT Corp.	545,100	39,715,986
Marathon Oil Corp.	1,182,300	16,126,572
Marathon Petroleum Corp.	527,800	20,790,042
Murphy Oil Corp.	158,600	4,350,398
Newfield Exploration Co. (a)	1,230,900	53,297,970
PDC Energy, Inc. (a)	255,600	13,999,212
QEP Resources, Inc.	1,392,300	25,339,860
Scorpio Tankers, Inc.	6,577,513	31,308,962
Teekay LNG Partners LP	629,417	6,420,053
Tesoro Corp.	55,100	4,195,865
		253,988,819

TOTAL ENERGY		293,113,759

FINANCIALS - 34.5%
Banks - 4.3%
East West Bancorp, Inc.	620,100	21,219,822
Fifth Third Bancorp	949,757	18,026,388
PNC Financial Services Group, Inc.	179,815	14,861,710
Regions Financial Corp.	2,353,917	21,585,419
SunTrust Banks, Inc.	1,045,600	44,218,424
U.S. Bancorp	507,500	21,401,275
		141,313,038
Capital Markets - 2.1%
Northern Trust Corp.	309,600	20,925,864
The Blackstone Group LP	1,722,300	46,226,532
		67,152,396
Consumer Finance - 5.7%
Discover Financial Services	1,872,200	106,415,847
Navient Corp.	1,366,937	19,410,505
Synchrony Financial	2,130,100	59,387,188
		185,213,540
Diversified Financial Services - 0.2%
Voya Financial, Inc.	211,800	5,428,434
Insurance - 7.8%
Allied World Assurance Co. Holdings AG	134,300	5,504,957
Allstate Corp.	343,576	23,476,548
American Financial Group, Inc.	496,000	36,257,600
AmTrust Financial Services, Inc.	1,169,110	27,906,656
Brown & Brown, Inc.	422,600	15,492,516
Chubb Ltd.	375,329	47,013,711
FNF Group	2,223,500	83,759,245
Principal Financial Group, Inc.	352,100	16,418,423
		255,829,656
Real Estate Investment Trusts - 12.7%
American Tower Corp.	576,357	66,724,850
AvalonBay Communities, Inc.	111,700	20,737,105
EastGroup Properties, Inc.	186,500	13,730,130
Equity Lifestyle Properties, Inc.	368,400	30,297,216
Essex Property Trust, Inc.	197,700	46,238,076
Lamar Advertising Co. Class A	426,700	28,955,862
Mack-Cali Realty Corp.	2,438,500	68,765,700
MFA Financial, Inc.	1,891,300	14,222,576
NorthStar Realty Finance Corp.	1,025,300	13,739,020
Omega Healthcare Investors, Inc.	114,400	3,946,800
Outfront Media, Inc.	1,259,400	29,306,238
Piedmont Office Realty Trust, Inc. Class A	905,600	19,868,864
Taubman Centers, Inc.	283,200	22,916,544
Ventas, Inc.	189,100	14,401,856
VEREIT, Inc.	799,400	8,841,364
Welltower, Inc.	168,200	13,343,306
		416,035,507
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	1,431,100	40,714,795
Realogy Holdings Corp. (a)	466,600	14,459,934
		55,174,729

TOTAL FINANCIALS		1,126,147,300

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 1.6%
Danaher Corp.	141,300	11,507,472
Zimmer Biomet Holdings, Inc.	317,900	41,689,406
		53,196,878
Health Care Providers & Services - 0.9%
Cigna Corp.	84,200	10,858,432
Community Health Systems, Inc. (a)	126,200	1,611,574
Laboratory Corp. of America Holdings (a)	116,800	16,300,608
		28,770,614
Pharmaceuticals - 3.9%
Allergan PLC (a)	65,100	16,467,045
Endo International PLC (a)	391,900	6,803,384
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,911,800	102,281,300
		125,551,729

TOTAL HEALTH CARE		207,519,221

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	358,870	13,210,005
Orbital ATK, Inc.	285,700	24,890,184
		38,100,189
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	115,100	8,013,262
Airlines - 1.1%
American Airlines Group, Inc.	772,100	27,409,550
JetBlue Airways Corp. (a)	457,300	8,382,309
		35,791,859
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	196,500	8,404,305
Tyco International Ltd.	214,700	9,783,879
		18,188,184
Construction & Engineering - 0.8%
AECOM (a)	703,270	24,959,052
Electrical Equipment - 0.6%
AMETEK, Inc.	328,700	15,458,761
Fortive Corp. (a)	70,650	3,406,037
		18,864,798
Machinery - 3.4%
AGCO Corp.	36,200	1,743,392
Allison Transmission Holdings, Inc.	940,500	27,105,210
Crane Co.	50,000	3,115,000
Cummins, Inc.	42,000	5,156,340
Ingersoll-Rand PLC	722,700	47,886,102
Stanley Black & Decker, Inc.	218,000	26,530,600
		111,536,644
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	134,000	8,676,500
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	1,843,400	67,302,534

TOTAL INDUSTRIALS		331,433,022

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	446,700	4,154,310
Harris Corp.	221,900	19,220,978
Juniper Networks, Inc.	209,800	4,760,362
		28,135,650
Electronic Equipment & Components - 1.3%
Fitbit, Inc. (a)(b)	786,939	10,749,587
TE Connectivity Ltd.	529,100	31,894,148
		42,643,735
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	701,300	40,317,737
CSRA, Inc.	146,900	3,954,548
Science Applications International Corp.	350,000	21,266,000
		65,538,285
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp. (b)	351,000	31,509,270
Micron Technology, Inc. (a)	543,400	7,466,316
ON Semiconductor Corp. (a)	1,579,900	15,846,397
		54,821,983
Software - 0.6%
Citrix Systems, Inc. (a)	135,800	12,103,854
Parametric Technology Corp. (a)	188,800	7,501,024
		19,604,878
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	1,793,800	50,728,664
NCR Corp. (a)	356,900	11,766,993
Western Digital Corp.	345,184	16,399,692
		78,895,349

TOTAL INFORMATION TECHNOLOGY		289,639,880

MATERIALS - 5.1%
Chemicals - 3.0%
CF Industries Holdings, Inc.	1,229,000	30,331,720
Eastman Chemical Co.	524,400	34,206,612
LyondellBasell Industries NV Class A	457,900	34,461,554
		98,999,886
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	2,478,900	33,812,196
WestRock Co.	369,100	15,838,081
		49,650,277
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	455,600	5,904,576
Steel Dynamics, Inc.	261,200	7,005,384
United States Steel Corp. (b)	197,100	5,418,279
		18,328,239

TOTAL MATERIALS		166,978,402

UTILITIES - 10.9%
Electric Utilities - 6.1%
American Electric Power Co., Inc.	636,900	44,137,170
Edison International	555,800	43,007,804
IDACORP, Inc.	395,500	31,976,175
NextEra Energy, Inc.	51,600	6,619,764
PPL Corp.	1,122,600	42,333,246
Xcel Energy, Inc.	704,800	30,997,104
		199,071,263
Gas Utilities - 0.9%
Atmos Energy Corp.	205,000	16,356,950
Piedmont Natural Gas Co., Inc.	218,100	13,042,380
		29,399,330
Multi-Utilities - 3.9%
CMS Energy Corp.	356,100	16,088,598
DTE Energy Co.	364,800	35,575,296
NiSource, Inc.	406,100	10,420,526
Public Service Enterprise Group, Inc.	422,100	19,420,821
Sempra Energy	399,300	44,673,684
		126,178,925

TOTAL UTILITIES		354,649,518

TOTAL COMMON STOCKS
(Cost $2,907,295,757)		3,193,496,494

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.42% (c)	63,412,826	63,412,826
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	76,651,246	76,651,246
TOTAL MONEY MARKET FUNDS
(Cost $140,064,072)		140,064,072
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $3,047,359,829)		3,333,560,566
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(69,309,565)
NET ASSETS - 100%		$3,264,251,001

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,474
Fidelity Securities Lending Cash Central Fund	296,144
Total	$408,618

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
Israel	3.2%
Netherlands	3.1%
Switzerland	2.6%
Ireland	2.5%
Bailiwick of Jersey	1.4%
Liberia	1.2%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,923,974) — See accompanying schedule: Unaffiliated issuers (cost $2,907,295,757)	$3,193,496,494
Fidelity Central Funds (cost $140,064,072)	140,064,072
Total Investments (cost $3,047,359,829)		$3,333,560,566
Cash		1,693,304
Receivable for investments sold		26,889,965
Receivable for fund shares sold		1,967,020
Dividends receivable		1,728,942
Distributions receivable from Fidelity Central Funds		59,348
Other receivables		74,516
Total assets		3,365,973,661
Liabilities
Payable for investments purchased	$17,952,915
Payable for fund shares redeemed	4,951,657
Accrued management fee	1,316,951
Distribution and service plan fees payable	202,645
Other affiliated payables	602,116
Other payables and accrued expenses	45,130
Collateral on securities loaned, at value	76,651,246
Total liabilities		101,722,660
Net Assets		$3,264,251,001
Net Assets consist of:
Paid in capital		$3,122,269,291
Undistributed net investment income		23,447,456
Accumulated undistributed net realized gain (loss) on investments		(167,666,483)
Net unrealized appreciation (depreciation) on investments		286,200,737
Net Assets		$3,264,251,001
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($299,337,988 ÷ 12,860,557 shares)		$23.28
Maximum offering price per share (100/94.25 of $23.28)		$24.70
Class T:
Net Asset Value and redemption price per share ($52,550,014 ÷ 2,268,370 shares)		$23.17
Maximum offering price per share (100/96.50 of $23.17)		$24.01
Class C:
Net Asset Value and offering price per share ($143,312,443 ÷ 6,356,465 shares)(a)		$22.55
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,446,065,695 ÷ 103,740,542 shares)		$23.58
Class I:
Net Asset Value, offering price and redemption price per share ($322,984,861 ÷ 13,797,555 shares)		$23.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$39,520,357
Income from Fidelity Central Funds		408,618
Total income		39,928,975
Expenses
Management fee
Basic fee	$8,822,895
Performance adjustment	(109,506)
Transfer agent fees	3,098,320
Distribution and service plan fees	1,201,352
Accounting and security lending fees	475,426
Custodian fees and expenses	38,542
Independent trustees' fees and expenses	7,124
Registration fees	89,854
Audit	29,878
Legal	5,348
Miscellaneous	16,846
Total expenses before reductions	13,676,079
Expense reductions	(147,117)	13,528,962
Net investment income (loss)		26,400,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(78,205,800)
Total net realized gain (loss)		(78,205,800)
Change in net unrealized appreciation (depreciation) on investment securities		457,506,663
Net gain (loss)		379,300,863
Net increase (decrease) in net assets resulting from operations		$405,700,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,400,013	$53,620,473
Net realized gain (loss)	(78,205,800)	29,947,105
Change in net unrealized appreciation (depreciation)	457,506,663	(464,541,026)
Net increase (decrease) in net assets resulting from operations	405,700,876	(380,973,448)
Distributions to shareholders from net investment income	–	(48,238,328)
Distributions to shareholders from net realized gain	–	(123,721,000)
Total distributions	–	(171,959,328)
Share transactions - net increase (decrease)	(190,191,689)	475,831,325
Redemption fees	48,226	106,541
Total increase (decrease) in net assets	215,557,413	(76,994,910)
Net Assets
Beginning of period	3,048,693,588	3,125,688,498
End of period	$3,264,251,001	$3,048,693,588
Other Information
Undistributed net investment income end of period	$23,447,456	$–
Distributions in excess of net investment income end of period	$–	$(2,952,557)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.52	$23.90	$21.78	$19.24	$15.87	$16.16
Income from Investment Operations
Net investment income (loss)A	.16	.29	.24	.24	.20	.07
Net realized and unrealized gain (loss)	2.60	(2.57)	3.45	4.29	3.38	(.29)
Total from investment operations	2.76	(2.28)	3.69	4.53	3.58	(.22)
Distributions from net investment income	–	(.28)	(.17)	(.19)	(.21)	(.07)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.10)	(1.57)	(1.99)B	(.21)	(.07)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.28	$20.52	$23.90	$21.78	$19.24	$15.87
Total ReturnD,E,F	13.45%	(9.83)%	17.32%	23.69%	22.73%	(1.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	1.14%	1.15%	1.15%	1.15%	1.17%
Expenses net of fee waivers, if any	1.05%I	1.14%	1.15%	1.15%	1.15%	1.17%
Expenses net of all reductions	1.04%I	1.14%	1.15%	1.14%	1.12%	1.16%
Net investment income (loss)	1.44%I	1.21%	1.04%	1.11%	1.15%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$299,338	$277,462	$171,263	$67,826	$24,436	$19,578
Portfolio turnover rateJ	85%I	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class T

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$23.81	$21.70	$19.21	$15.84	$16.14
Income from Investment Operations
Net investment income (loss)A	.13	.22	.17	.18	.15	.03
Net realized and unrealized gain (loss)	2.58	(2.54)	3.44	4.27	3.38	(.29)
Total from investment operations	2.71	(2.32)	3.61	4.45	3.53	(.26)
Distributions from net investment income	–	(.21)	(.10)	(.17)	(.16)	(.04)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.03)	(1.50)	(1.96)	(.16)	(.04)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.17	$20.46	$23.81	$21.70	$19.21	$15.84
Total ReturnC,D,E	13.25%	(10.04)%	16.98%	23.32%	22.42%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.42%	1.44%	1.42%	1.42%	1.43%
Expenses net of fee waivers, if any	1.34%H	1.42%	1.44%	1.42%	1.42%	1.43%
Expenses net of all reductions	1.33%H	1.42%	1.44%	1.41%	1.38%	1.42%
Net investment income (loss)	1.15%H	.93%	.74%	.84%	.89%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$52,550	$46,084	$40,752	$24,136	$8,358	$6,823
Portfolio turnover rateI	85%H	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.95	$23.30	$21.31	$18.93	$15.65	$15.98
Income from Investment Operations
Net investment income (loss)A	.07	.11	.07	.08	.07	(.05)
Net realized and unrealized gain (loss)	2.53	(2.49)	3.37	4.20	3.32	(.28)
Total from investment operations	2.60	(2.38)	3.44	4.28	3.39	(.33)
Distributions from net investment income	–	(.15)	(.06)	(.11)	(.11)	–
Distributions from net realized gain	–	(.81)	(1.39)	(1.79)	–	–
Total distributions	–	(.97)B	(1.45)	(1.90)	(.11)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.55	$19.95	$23.30	$21.31	$18.93	$15.65
Total ReturnD,E,F	13.03%	(10.52)%	16.48%	22.77%	21.73%	(2.07)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.89%	1.89%	1.89%	1.91%	1.92%
Expenses net of fee waivers, if any	1.80%I	1.89%	1.89%	1.89%	1.91%	1.92%
Expenses net of all reductions	1.79%I	1.88%	1.89%	1.89%	1.87%	1.91%
Net investment income (loss)	.69%I	.47%	.29%	.36%	.40%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$143,312	$130,636	$71,263	$25,177	$6,820	$5,000
Portfolio turnover rateJ	85%I	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.76	$24.15	$21.96	$19.37	$15.97	$16.26
Income from Investment Operations
Net investment income (loss)A	.19	.36	.32	.32	.25	.12
Net realized and unrealized gain (loss)	2.63	(2.60)	3.49	4.31	3.41	(.30)
Total from investment operations	2.82	(2.24)	3.81	4.63	3.66	(.18)
Distributions from net investment income	–	(.33)	(.22)	(.25)	(.26)	(.11)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.15)	(1.62)	(2.04)	(.26)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.58	$20.76	$24.15	$21.96	$19.37	$15.97
Total ReturnC,D	13.58%	(9.58)%	17.75%	24.08%	23.07%	(1.04)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.86%	.83%	.80%	.85%	.88%
Expenses net of fee waivers, if any	.77%G	.85%	.83%	.80%	.85%	.88%
Expenses net of all reductions	.76%G	.85%	.83%	.80%	.81%	.87%
Net investment income (loss)	1.72%G	1.50%	1.36%	1.45%	1.46%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$2,446,066	$2,331,665	$2,691,765	$1,404,968	$638,425	$553,947
Portfolio turnover rateH	85%G	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.61	$24.00	$21.84	$19.29	$15.91	$16.20
Income from Investment Operations
Net investment income (loss)A	.19	.35	.32	.31	.24	.11
Net realized and unrealized gain (loss)	2.61	(2.58)	3.47	4.28	3.40	(.29)
Total from investment operations	2.80	(2.23)	3.79	4.59	3.64	(.18)
Distributions from net investment income	–	(.34)	(.23)	(.25)	(.26)	(.11)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.16)	(1.63)	(2.04)	(.26)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.41	$20.61	$24.00	$21.84	$19.29	$15.91
Total ReturnC,D	13.59%	(9.60)%	17.75%	23.98%	23.05%	(1.07)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.87%	.85%	.85%	.89%	.91%
Expenses net of fee waivers, if any	.77%G	.86%	.85%	.85%	.89%	.91%
Expenses net of all reductions	.77%G	.86%	.85%	.85%	.85%	.90%
Net investment income (loss)	1.72%G	1.49%	1.33%	1.40%	1.42%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$322,985	$261,686	$148,390	$26,277	$7,875	$3,667
Portfolio turnover rateH	85%G	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$394,065,329
Gross unrealized depreciation	(126,229,574)
Net unrealized appreciation (depreciation) on securities	$267,835,755
Tax cost	$3,065,724,811

The Fund elected to defer to its next fiscal year approximately $73,790,067 of capital losses recognized during the period November 1, 2015 to January 31, 2016. The Fund elected to defer to its next fiscal year approximately $2,952,557 of ordinary losses recognized during the period January 1, 2015 to January 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,339,612,142 and $1,504,192,738, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$369,234	$4,153
Class T	.25%	.25%	125,342	442
Class B	.75%	.25%	4,163	3,126
Class C	.75%	.25%	702,613	280,611
			$1,201,352	$288,332

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$55,824
Class T	7,215
Class B(a)	160
Class C(a)	19,885
$83,084

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$325,407.22
Class T	64,408.26
Class B	1,113.27
Class C	151,674.22
Mid Cap Value	2,268,347.19
Class I	287,371.19
	$3,098,320

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47,067 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,469 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $296,144, including $12,147 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134,395 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $101.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,621.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Class A	$–	$3,590,650
Class T	–	450,830
Class C	–	957,929
Mid Cap Value	–	38,962,949
Class I	–	4,275,970
Total	$–	$48,238,328
From net realized gain
Class A	$–	$9,802,091
Class T	–	1,753,515
Class B	–	54,117
Class C	–	4,641,645
Mid Cap Value	–	97,878,091
Class I	–	9,591,541
Total	$–	$123,721,000

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Class A
Shares sold	2,354,938	9,081,738	$51,698,987	$218,832,696
Reinvestment of distributions	–	583,393	–	12,803,794
Shares redeemed	(3,013,626)	(3,310,982)	(67,106,558)	(76,794,668)
Net increase (decrease)	(658,688)	6,354,149	$(15,407,571)	$154,841,822
Class T
Shares sold	347,004	1,181,705	$7,497,522	$28,521,084
Reinvestment of distributions	–	98,288	–	2,163,028
Shares redeemed	(331,416)	(738,423)	(7,276,066)	(17,743,135)
Net increase (decrease)	15,588	541,570	$221,456	$12,940,977
Class B
Shares sold	2,126	10,778	$42,739	$261,816
Reinvestment of distributions	–	2,323	–	51,564
Shares redeemed	(59,169)	(51,733)	(1,292,132)	(1,224,693)
Net increase (decrease)	(57,043)	(38,632)	$(1,249,393)	$(911,313)
Class C
Shares sold	791,658	4,251,099	$16,873,989	$100,518,623
Reinvestment of distributions	–	239,960	–	5,124,148
Shares redeemed	(981,952)	(1,002,857)	(21,255,571)	(22,726,253)
Net increase (decrease)	(190,294)	3,488,202	$(4,381,582)	$82,916,518
Mid Cap Value
Shares sold	9,305,191	58,089,867	$206,062,646	$1,426,603,937
Reinvestment of distributions	–	5,832,007	–	130,161,634
Shares redeemed	(17,873,202)	(63,081,592)	(399,152,939)	(1,492,965,304)
Net increase (decrease)	(8,568,011)	840,282	$(193,090,293)	$63,800,267
Class I
Shares sold	4,693,399	11,498,838	$102,754,845	$278,387,809
Reinvestment of distributions	–	559,848	–	12,321,209
Shares redeemed	(3,591,612)	(5,547,072)	(79,039,151)	(128,465,964)
Net increase (decrease)	1,101,787	6,511,614	$23,715,694	$162,243,054

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Class A	1.05%
Actual		$1,000.00	$1,134.50	$5.57
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class T	1.34%
Actual		$1,000.00	$1,132.50	$7.10
Hypothetical-C		$1,000.00	$1,018.20	$6.72
Class C	1.80%
Actual		$1,000.00	$1,130.30	$9.53
Hypothetical-C		$1,000.00	$1,015.91	$9.02
Mid Cap Value	.77%
Actual		$1,000.00	$1,135.80	$4.09
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class I	.77%
Actual		$1,000.00	$1,135.90	$4.09
Hypothetical-C		$1,000.00	$1,021.03	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMCV-SANN-0916
1.838443.107

Fidelity® Mid Cap Value Fund Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	3.3	2.7
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.2	2.6
FNF Group	2.6	1.9
Mack-Cali Realty Corp.	2.1	1.1
ConAgra Foods, Inc.	2.1	1.2
AerCap Holdings NV	2.0	1.3
American Tower Corp.	2.0	0.0
Synchrony Financial	1.8	1.2
Newfield Exploration Co.	1.6	1.1
EMC Corp.	1.5	1.5
	22.2

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.5	35.3
Utilities	10.9	11.3
Industrials	10.1	8.2
Consumer Discretionary	9.3	9.0
Energy	9.0	8.0

Asset Allocation (% of fund's net assets)

As of July 31, 2016 *
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.5%

As of January 31, 2016 *
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 14.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.4%
Delphi Automotive PLC	699,000	$47,406,180
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	765,200	12,970,140
Hotels, Restaurants & Leisure - 2.3%
Royal Caribbean Cruises Ltd.	547,300	39,646,412
Wyndham Worldwide Corp.	515,400	36,603,708
		76,250,120
Household Durables - 1.7%
D.R. Horton, Inc.	98,900	3,251,832
PulteGroup, Inc.	1,771,200	37,514,016
Whirlpool Corp.	76,300	14,677,068
		55,442,916
Media - 2.3%
Interpublic Group of Companies, Inc.	1,139,400	26,274,564
Liberty Global PLC Class A (a)	272,200	8,631,462
Omnicom Group, Inc.	139,500	11,479,455
Twenty-First Century Fox, Inc. Class A	1,048,000	27,918,720
		74,304,201
Specialty Retail - 1.2%
GameStop Corp. Class A (b)	1,240,359	38,389,111

TOTAL CONSUMER DISCRETIONARY		304,762,668

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	175,300	17,908,648
Food Products - 3.1%
ConAgra Foods, Inc.	1,442,100	67,432,596
Mead Johnson Nutrition Co. Class A	121,800	10,864,560
The J.M. Smucker Co.	149,500	23,046,920
		101,344,076

TOTAL CONSUMER STAPLES		119,252,724

ENERGY - 9.0%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	818,000	39,124,940
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	150,600	8,212,218
Apache Corp.	149,100	7,827,750
Cheniere Energy, Inc. (a)	283,700	11,867,171
Continental Resources, Inc. (a)	239,200	10,536,760
EQT Corp.	545,100	39,715,986
Marathon Oil Corp.	1,182,300	16,126,572
Marathon Petroleum Corp.	527,800	20,790,042
Murphy Oil Corp.	158,600	4,350,398
Newfield Exploration Co. (a)	1,230,900	53,297,970
PDC Energy, Inc. (a)	255,600	13,999,212
QEP Resources, Inc.	1,392,300	25,339,860
Scorpio Tankers, Inc.	6,577,513	31,308,962
Teekay LNG Partners LP	629,417	6,420,053
Tesoro Corp.	55,100	4,195,865
		253,988,819

TOTAL ENERGY		293,113,759

FINANCIALS - 34.5%
Banks - 4.3%
East West Bancorp, Inc.	620,100	21,219,822
Fifth Third Bancorp	949,757	18,026,388
PNC Financial Services Group, Inc.	179,815	14,861,710
Regions Financial Corp.	2,353,917	21,585,419
SunTrust Banks, Inc.	1,045,600	44,218,424
U.S. Bancorp	507,500	21,401,275
		141,313,038
Capital Markets - 2.1%
Northern Trust Corp.	309,600	20,925,864
The Blackstone Group LP	1,722,300	46,226,532
		67,152,396
Consumer Finance - 5.7%
Discover Financial Services	1,872,200	106,415,847
Navient Corp.	1,366,937	19,410,505
Synchrony Financial	2,130,100	59,387,188
		185,213,540
Diversified Financial Services - 0.2%
Voya Financial, Inc.	211,800	5,428,434
Insurance - 7.8%
Allied World Assurance Co. Holdings AG	134,300	5,504,957
Allstate Corp.	343,576	23,476,548
American Financial Group, Inc.	496,000	36,257,600
AmTrust Financial Services, Inc.	1,169,110	27,906,656
Brown & Brown, Inc.	422,600	15,492,516
Chubb Ltd.	375,329	47,013,711
FNF Group	2,223,500	83,759,245
Principal Financial Group, Inc.	352,100	16,418,423
		255,829,656
Real Estate Investment Trusts - 12.7%
American Tower Corp.	576,357	66,724,850
AvalonBay Communities, Inc.	111,700	20,737,105
EastGroup Properties, Inc.	186,500	13,730,130
Equity Lifestyle Properties, Inc.	368,400	30,297,216
Essex Property Trust, Inc.	197,700	46,238,076
Lamar Advertising Co. Class A	426,700	28,955,862
Mack-Cali Realty Corp.	2,438,500	68,765,700
MFA Financial, Inc.	1,891,300	14,222,576
NorthStar Realty Finance Corp.	1,025,300	13,739,020
Omega Healthcare Investors, Inc.	114,400	3,946,800
Outfront Media, Inc.	1,259,400	29,306,238
Piedmont Office Realty Trust, Inc. Class A	905,600	19,868,864
Taubman Centers, Inc.	283,200	22,916,544
Ventas, Inc.	189,100	14,401,856
VEREIT, Inc.	799,400	8,841,364
Welltower, Inc.	168,200	13,343,306
		416,035,507
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	1,431,100	40,714,795
Realogy Holdings Corp. (a)	466,600	14,459,934
		55,174,729

TOTAL FINANCIALS		1,126,147,300

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 1.6%
Danaher Corp.	141,300	11,507,472
Zimmer Biomet Holdings, Inc.	317,900	41,689,406
		53,196,878
Health Care Providers & Services - 0.9%
Cigna Corp.	84,200	10,858,432
Community Health Systems, Inc. (a)	126,200	1,611,574
Laboratory Corp. of America Holdings (a)	116,800	16,300,608
		28,770,614
Pharmaceuticals - 3.9%
Allergan PLC (a)	65,100	16,467,045
Endo International PLC (a)	391,900	6,803,384
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,911,800	102,281,300
		125,551,729

TOTAL HEALTH CARE		207,519,221

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	358,870	13,210,005
Orbital ATK, Inc.	285,700	24,890,184
		38,100,189
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	115,100	8,013,262
Airlines - 1.1%
American Airlines Group, Inc.	772,100	27,409,550
JetBlue Airways Corp. (a)	457,300	8,382,309
		35,791,859
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	196,500	8,404,305
Tyco International Ltd.	214,700	9,783,879
		18,188,184
Construction & Engineering - 0.8%
AECOM (a)	703,270	24,959,052
Electrical Equipment - 0.6%
AMETEK, Inc.	328,700	15,458,761
Fortive Corp. (a)	70,650	3,406,037
		18,864,798
Machinery - 3.4%
AGCO Corp.	36,200	1,743,392
Allison Transmission Holdings, Inc.	940,500	27,105,210
Crane Co.	50,000	3,115,000
Cummins, Inc.	42,000	5,156,340
Ingersoll-Rand PLC	722,700	47,886,102
Stanley Black & Decker, Inc.	218,000	26,530,600
		111,536,644
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	134,000	8,676,500
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	1,843,400	67,302,534

TOTAL INDUSTRIALS		331,433,022

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	446,700	4,154,310
Harris Corp.	221,900	19,220,978
Juniper Networks, Inc.	209,800	4,760,362
		28,135,650
Electronic Equipment & Components - 1.3%
Fitbit, Inc. (a)(b)	786,939	10,749,587
TE Connectivity Ltd.	529,100	31,894,148
		42,643,735
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	701,300	40,317,737
CSRA, Inc.	146,900	3,954,548
Science Applications International Corp.	350,000	21,266,000
		65,538,285
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp. (b)	351,000	31,509,270
Micron Technology, Inc. (a)	543,400	7,466,316
ON Semiconductor Corp. (a)	1,579,900	15,846,397
		54,821,983
Software - 0.6%
Citrix Systems, Inc. (a)	135,800	12,103,854
Parametric Technology Corp. (a)	188,800	7,501,024
		19,604,878
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	1,793,800	50,728,664
NCR Corp. (a)	356,900	11,766,993
Western Digital Corp.	345,184	16,399,692
		78,895,349

TOTAL INFORMATION TECHNOLOGY		289,639,880

MATERIALS - 5.1%
Chemicals - 3.0%
CF Industries Holdings, Inc.	1,229,000	30,331,720
Eastman Chemical Co.	524,400	34,206,612
LyondellBasell Industries NV Class A	457,900	34,461,554
		98,999,886
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	2,478,900	33,812,196
WestRock Co.	369,100	15,838,081
		49,650,277
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	455,600	5,904,576
Steel Dynamics, Inc.	261,200	7,005,384
United States Steel Corp. (b)	197,100	5,418,279
		18,328,239

TOTAL MATERIALS		166,978,402

UTILITIES - 10.9%
Electric Utilities - 6.1%
American Electric Power Co., Inc.	636,900	44,137,170
Edison International	555,800	43,007,804
IDACORP, Inc.	395,500	31,976,175
NextEra Energy, Inc.	51,600	6,619,764
PPL Corp.	1,122,600	42,333,246
Xcel Energy, Inc.	704,800	30,997,104
		199,071,263
Gas Utilities - 0.9%
Atmos Energy Corp.	205,000	16,356,950
Piedmont Natural Gas Co., Inc.	218,100	13,042,380
		29,399,330
Multi-Utilities - 3.9%
CMS Energy Corp.	356,100	16,088,598
DTE Energy Co.	364,800	35,575,296
NiSource, Inc.	406,100	10,420,526
Public Service Enterprise Group, Inc.	422,100	19,420,821
Sempra Energy	399,300	44,673,684
		126,178,925

TOTAL UTILITIES		354,649,518

TOTAL COMMON STOCKS
(Cost $2,907,295,757)		3,193,496,494

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.42% (c)	63,412,826	63,412,826
Fidelity Securities Lending Cash Central Fund, 0.45% (c)(d)	76,651,246	76,651,246
TOTAL MONEY MARKET FUNDS
(Cost $140,064,072)		140,064,072
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $3,047,359,829)		3,333,560,566
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(69,309,565)
NET ASSETS - 100%		$3,264,251,001

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,474
Fidelity Securities Lending Cash Central Fund	296,144
Total	$408,618

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.5%
Israel	3.2%
Netherlands	3.1%
Switzerland	2.6%
Ireland	2.5%
Bailiwick of Jersey	1.4%
Liberia	1.2%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,923,974) — See accompanying schedule: Unaffiliated issuers (cost $2,907,295,757)	$3,193,496,494
Fidelity Central Funds (cost $140,064,072)	140,064,072
Total Investments (cost $3,047,359,829)		$3,333,560,566
Cash		1,693,304
Receivable for investments sold		26,889,965
Receivable for fund shares sold		1,967,020
Dividends receivable		1,728,942
Distributions receivable from Fidelity Central Funds		59,348
Other receivables		74,516
Total assets		3,365,973,661
Liabilities
Payable for investments purchased	$17,952,915
Payable for fund shares redeemed	4,951,657
Accrued management fee	1,316,951
Distribution and service plan fees payable	202,645
Other affiliated payables	602,116
Other payables and accrued expenses	45,130
Collateral on securities loaned, at value	76,651,246
Total liabilities		101,722,660
Net Assets		$3,264,251,001
Net Assets consist of:
Paid in capital		$3,122,269,291
Undistributed net investment income		23,447,456
Accumulated undistributed net realized gain (loss) on investments		(167,666,483)
Net unrealized appreciation (depreciation) on investments		286,200,737
Net Assets		$3,264,251,001
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($299,337,988 ÷ 12,860,557 shares)		$23.28
Maximum offering price per share (100/94.25 of $23.28)		$24.70
Class T:
Net Asset Value and redemption price per share ($52,550,014 ÷ 2,268,370 shares)		$23.17
Maximum offering price per share (100/96.50 of $23.17)		$24.01
Class C:
Net Asset Value and offering price per share ($143,312,443 ÷ 6,356,465 shares)(a)		$22.55
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,446,065,695 ÷ 103,740,542 shares)		$23.58
Class I:
Net Asset Value, offering price and redemption price per share ($322,984,861 ÷ 13,797,555 shares)		$23.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$39,520,357
Income from Fidelity Central Funds		408,618
Total income		39,928,975
Expenses
Management fee
Basic fee	$8,822,895
Performance adjustment	(109,506)
Transfer agent fees	3,098,320
Distribution and service plan fees	1,201,352
Accounting and security lending fees	475,426
Custodian fees and expenses	38,542
Independent trustees' fees and expenses	7,124
Registration fees	89,854
Audit	29,878
Legal	5,348
Miscellaneous	16,846
Total expenses before reductions	13,676,079
Expense reductions	(147,117)	13,528,962
Net investment income (loss)		26,400,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(78,205,800)
Total net realized gain (loss)		(78,205,800)
Change in net unrealized appreciation (depreciation) on investment securities		457,506,663
Net gain (loss)		379,300,863
Net increase (decrease) in net assets resulting from operations		$405,700,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,400,013	$53,620,473
Net realized gain (loss)	(78,205,800)	29,947,105
Change in net unrealized appreciation (depreciation)	457,506,663	(464,541,026)
Net increase (decrease) in net assets resulting from operations	405,700,876	(380,973,448)
Distributions to shareholders from net investment income	–	(48,238,328)
Distributions to shareholders from net realized gain	–	(123,721,000)
Total distributions	–	(171,959,328)
Share transactions - net increase (decrease)	(190,191,689)	475,831,325
Redemption fees	48,226	106,541
Total increase (decrease) in net assets	215,557,413	(76,994,910)
Net Assets
Beginning of period	3,048,693,588	3,125,688,498
End of period	$3,264,251,001	$3,048,693,588
Other Information
Undistributed net investment income end of period	$23,447,456	$–
Distributions in excess of net investment income end of period	$–	$(2,952,557)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.52	$23.90	$21.78	$19.24	$15.87	$16.16
Income from Investment Operations
Net investment income (loss)A	.16	.29	.24	.24	.20	.07
Net realized and unrealized gain (loss)	2.60	(2.57)	3.45	4.29	3.38	(.29)
Total from investment operations	2.76	(2.28)	3.69	4.53	3.58	(.22)
Distributions from net investment income	–	(.28)	(.17)	(.19)	(.21)	(.07)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.10)	(1.57)	(1.99)B	(.21)	(.07)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$23.28	$20.52	$23.90	$21.78	$19.24	$15.87
Total ReturnD,E,F	13.45%	(9.83)%	17.32%	23.69%	22.73%	(1.34)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%I	1.14%	1.15%	1.15%	1.15%	1.17%
Expenses net of fee waivers, if any	1.05%I	1.14%	1.15%	1.15%	1.15%	1.17%
Expenses net of all reductions	1.04%I	1.14%	1.15%	1.14%	1.12%	1.16%
Net investment income (loss)	1.44%I	1.21%	1.04%	1.11%	1.15%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$299,338	$277,462	$171,263	$67,826	$24,436	$19,578
Portfolio turnover rateJ	85%I	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class T

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$23.81	$21.70	$19.21	$15.84	$16.14
Income from Investment Operations
Net investment income (loss)A	.13	.22	.17	.18	.15	.03
Net realized and unrealized gain (loss)	2.58	(2.54)	3.44	4.27	3.38	(.29)
Total from investment operations	2.71	(2.32)	3.61	4.45	3.53	(.26)
Distributions from net investment income	–	(.21)	(.10)	(.17)	(.16)	(.04)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.03)	(1.50)	(1.96)	(.16)	(.04)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.17	$20.46	$23.81	$21.70	$19.21	$15.84
Total ReturnC,D,E	13.25%	(10.04)%	16.98%	23.32%	22.42%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.42%	1.44%	1.42%	1.42%	1.43%
Expenses net of fee waivers, if any	1.34%H	1.42%	1.44%	1.42%	1.42%	1.43%
Expenses net of all reductions	1.33%H	1.42%	1.44%	1.41%	1.38%	1.42%
Net investment income (loss)	1.15%H	.93%	.74%	.84%	.89%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$52,550	$46,084	$40,752	$24,136	$8,358	$6,823
Portfolio turnover rateI	85%H	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.95	$23.30	$21.31	$18.93	$15.65	$15.98
Income from Investment Operations
Net investment income (loss)A	.07	.11	.07	.08	.07	(.05)
Net realized and unrealized gain (loss)	2.53	(2.49)	3.37	4.20	3.32	(.28)
Total from investment operations	2.60	(2.38)	3.44	4.28	3.39	(.33)
Distributions from net investment income	–	(.15)	(.06)	(.11)	(.11)	–
Distributions from net realized gain	–	(.81)	(1.39)	(1.79)	–	–
Total distributions	–	(.97)B	(1.45)	(1.90)	(.11)	–
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$22.55	$19.95	$23.30	$21.31	$18.93	$15.65
Total ReturnD,E,F	13.03%	(10.52)%	16.48%	22.77%	21.73%	(2.07)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.89%	1.89%	1.89%	1.91%	1.92%
Expenses net of fee waivers, if any	1.80%I	1.89%	1.89%	1.89%	1.91%	1.92%
Expenses net of all reductions	1.79%I	1.88%	1.89%	1.89%	1.87%	1.91%
Net investment income (loss)	.69%I	.47%	.29%	.36%	.40%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$143,312	$130,636	$71,263	$25,177	$6,820	$5,000
Portfolio turnover rateJ	85%I	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.76	$24.15	$21.96	$19.37	$15.97	$16.26
Income from Investment Operations
Net investment income (loss)A	.19	.36	.32	.32	.25	.12
Net realized and unrealized gain (loss)	2.63	(2.60)	3.49	4.31	3.41	(.30)
Total from investment operations	2.82	(2.24)	3.81	4.63	3.66	(.18)
Distributions from net investment income	–	(.33)	(.22)	(.25)	(.26)	(.11)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.15)	(1.62)	(2.04)	(.26)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.58	$20.76	$24.15	$21.96	$19.37	$15.97
Total ReturnC,D	13.58%	(9.58)%	17.75%	24.08%	23.07%	(1.04)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.86%	.83%	.80%	.85%	.88%
Expenses net of fee waivers, if any	.77%G	.85%	.83%	.80%	.85%	.88%
Expenses net of all reductions	.76%G	.85%	.83%	.80%	.81%	.87%
Net investment income (loss)	1.72%G	1.50%	1.36%	1.45%	1.46%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$2,446,066	$2,331,665	$2,691,765	$1,404,968	$638,425	$553,947
Portfolio turnover rateH	85%G	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.61	$24.00	$21.84	$19.29	$15.91	$16.20
Income from Investment Operations
Net investment income (loss)A	.19	.35	.32	.31	.24	.11
Net realized and unrealized gain (loss)	2.61	(2.58)	3.47	4.28	3.40	(.29)
Total from investment operations	2.80	(2.23)	3.79	4.59	3.64	(.18)
Distributions from net investment income	–	(.34)	(.23)	(.25)	(.26)	(.11)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–	–
Total distributions	–	(1.16)	(1.63)	(2.04)	(.26)	(.11)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.41	$20.61	$24.00	$21.84	$19.29	$15.91
Total ReturnC,D	13.59%	(9.60)%	17.75%	23.98%	23.05%	(1.07)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.87%	.85%	.85%	.89%	.91%
Expenses net of fee waivers, if any	.77%G	.86%	.85%	.85%	.89%	.91%
Expenses net of all reductions	.77%G	.86%	.85%	.85%	.85%	.90%
Net investment income (loss)	1.72%G	1.49%	1.33%	1.40%	1.42%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$322,985	$261,686	$148,390	$26,277	$7,875	$3,667
Portfolio turnover rateH	85%G	83%	69%	169%	180%	173%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$394,065,329
Gross unrealized depreciation	(126,229,574)
Net unrealized appreciation (depreciation) on securities	$267,835,755
Tax cost	$3,065,724,811

The Fund elected to defer to its next fiscal year approximately $73,790,067 of capital losses recognized during the period November 1, 2015 to January 31, 2016. The Fund elected to defer to its next fiscal year approximately $2,952,557 of ordinary losses recognized during the period January 1, 2015 to January 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,339,612,142 and $1,504,192,738, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$369,234	$4,153
Class T	.25%	.25%	125,342	442
Class B	.75%	.25%	4,163	3,126
Class C	.75%	.25%	702,613	280,611
			$1,201,352	$288,332

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$55,824
Class T	7,215
Class B(a)	160
Class C(a)	19,885
$83,084

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$325,407.22
Class T	64,408.26
Class B	1,113.27
Class C	151,674.22
Mid Cap Value	2,268,347.19
Class I	287,371.19
	$3,098,320

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47,067 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,469 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $296,144, including $12,147 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134,395 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $101.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,621.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Class A	$–	$3,590,650
Class T	–	450,830
Class C	–	957,929
Mid Cap Value	–	38,962,949
Class I	–	4,275,970
Total	$–	$48,238,328
From net realized gain
Class A	$–	$9,802,091
Class T	–	1,753,515
Class B	–	54,117
Class C	–	4,641,645
Mid Cap Value	–	97,878,091
Class I	–	9,591,541
Total	$–	$123,721,000

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Class A
Shares sold	2,354,938	9,081,738	$51,698,987	$218,832,696
Reinvestment of distributions	–	583,393	–	12,803,794
Shares redeemed	(3,013,626)	(3,310,982)	(67,106,558)	(76,794,668)
Net increase (decrease)	(658,688)	6,354,149	$(15,407,571)	$154,841,822
Class T
Shares sold	347,004	1,181,705	$7,497,522	$28,521,084
Reinvestment of distributions	–	98,288	–	2,163,028
Shares redeemed	(331,416)	(738,423)	(7,276,066)	(17,743,135)
Net increase (decrease)	15,588	541,570	$221,456	$12,940,977
Class B
Shares sold	2,126	10,778	$42,739	$261,816
Reinvestment of distributions	–	2,323	–	51,564
Shares redeemed	(59,169)	(51,733)	(1,292,132)	(1,224,693)
Net increase (decrease)	(57,043)	(38,632)	$(1,249,393)	$(911,313)
Class C
Shares sold	791,658	4,251,099	$16,873,989	$100,518,623
Reinvestment of distributions	–	239,960	–	5,124,148
Shares redeemed	(981,952)	(1,002,857)	(21,255,571)	(22,726,253)
Net increase (decrease)	(190,294)	3,488,202	$(4,381,582)	$82,916,518
Mid Cap Value
Shares sold	9,305,191	58,089,867	$206,062,646	$1,426,603,937
Reinvestment of distributions	–	5,832,007	–	130,161,634
Shares redeemed	(17,873,202)	(63,081,592)	(399,152,939)	(1,492,965,304)
Net increase (decrease)	(8,568,011)	840,282	$(193,090,293)	$63,800,267
Class I
Shares sold	4,693,399	11,498,838	$102,754,845	$278,387,809
Reinvestment of distributions	–	559,848	–	12,321,209
Shares redeemed	(3,591,612)	(5,547,072)	(79,039,151)	(128,465,964)
Net increase (decrease)	1,101,787	6,511,614	$23,715,694	$162,243,054

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Class A	1.05%
Actual		$1,000.00	$1,134.50	$5.57
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class T	1.34%
Actual		$1,000.00	$1,132.50	$7.10
Hypothetical-C		$1,000.00	$1,018.20	$6.72
Class C	1.80%
Actual		$1,000.00	$1,130.30	$9.53
Hypothetical-C		$1,000.00	$1,015.91	$9.02
Mid Cap Value	.77%
Actual		$1,000.00	$1,135.80	$4.09
Hypothetical-C		$1,000.00	$1,021.03	$3.87
Class I	.77%
Actual		$1,000.00	$1,135.90	$4.09
Hypothetical-C		$1,000.00	$1,021.03	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Boston, MA 02210

www.fidelity.com

MCV-SANN-0916
1.900183.107

Fidelity® Series All-Sector Equity Fund
Fidelity® Series All-Sector Equity Fund
Class F

Fidelity® Series Equity-Income Fund
Fidelity® Series Equity-Income Fund
Class F

Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Class F

Semi-Annual Report

July 31, 2016

Contents

Fidelity® Series All-Sector Equity Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series Equity-Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	3.0	3.5
Apple, Inc.	2.9	2.3
Amazon.com, Inc.	2.0	1.5
Philip Morris International, Inc.	2.0	1.9
Capital One Financial Corp.	1.8	1.8
Autodesk, Inc.	1.6	0.9
Facebook, Inc. Class A	1.5	1.6
Medtronic PLC	1.5	1.4
General Electric Co.	1.4	1.6
Home Depot, Inc.	1.3	1.2
	19.0

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	19.2
Financials	16.8	16.6
Health Care	14.1	13.5
Consumer Discretionary	12.2	12.6
Industrials	9.6	10.0

Asset Allocation (% of fund's net assets)

As of July 31, 2016*
Stocks and Equity Futures	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 5.4%

As of January 31, 2016*
Stocks and Equity Futures	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 6.7%

Fidelity® Series All-Sector Equity Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 2.0%
Domino's Pizza, Inc.	52,200	$7,689,060
Hilton Worldwide Holdings, Inc.	2,316,245	53,713,722
Las Vegas Sands Corp.	686,600	34,776,290
Starbucks Corp.	1,326,138	76,982,311
		173,161,383
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	234,720	178,107,883
Leisure Products - 0.2%
Mattel, Inc.	433,400	14,466,892
Media - 2.2%
Charter Communications, Inc. Class A (a)	316,148	74,253,681
Interpublic Group of Companies, Inc.	534,000	12,314,040
The Walt Disney Co.	1,130,800	108,500,260
		195,067,981
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	84,600	8,146,134
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	43,200	7,337,952
AutoZone, Inc. (a)	66,094	53,798,533
Home Depot, Inc.	841,959	116,392,412
L Brands, Inc.	805,072	59,494,821
Ross Stores, Inc.	1,052,079	65,050,045
TJX Companies, Inc.	681,998	55,732,877
		357,806,640
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	1,410,584	78,287,412
VF Corp.	972,351	60,703,873
		138,991,285

TOTAL CONSUMER DISCRETIONARY		1,065,748,198

CONSUMER STAPLES - 9.0%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	206,804	34,046,143
Monster Beverage Corp. (a)	180,176	28,941,671
The Coca-Cola Co.	2,329,192	101,622,647
		164,610,461
Food & Staples Retailing - 2.1%
CVS Health Corp.	969,981	89,936,638
Kroger Co.	1,640,500	56,088,695
Rite Aid Corp. (a)	1,450,000	10,150,000
Sprouts Farmers Market LLC (a)	180,000	4,163,400
Walgreens Boots Alliance, Inc.	309,229	24,506,398
		184,845,131
Food Products - 0.3%
Bunge Ltd.	68,500	4,510,040
Mead Johnson Nutrition Co. Class A	205,609	18,340,323
The Hershey Co.	65,250	7,227,090
		30,077,453
Household Products - 1.0%
Colgate-Palmolive Co.	1,141,584	84,968,097
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	325,200	30,211,080
Nu Skin Enterprises, Inc. Class A (b)	200,285	10,695,219
		40,906,299
Tobacco - 3.2%
Altria Group, Inc.	1,610,430	109,026,111
Philip Morris International, Inc.	1,698,498	170,291,409
		279,317,520

TOTAL CONSUMER STAPLES		784,724,961

ENERGY - 6.6%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	921,700	44,084,911
Halliburton Co.	108,740	4,747,588
Oceaneering International, Inc.	228,500	6,370,580
Schlumberger Ltd.	829,100	66,759,132
		121,962,211
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	799,381	43,590,246
Apache Corp.	588,500	30,896,250
Cabot Oil & Gas Corp.	730,500	18,021,435
Chevron Corp.	528,329	54,143,156
Cimarex Energy Co.	325,993	39,125,680
Cobalt International Energy, Inc. (a)(b)	1,048,600	1,562,414
ConocoPhillips Co.	656,000	26,777,920
CONSOL Energy, Inc.	464,600	9,003,948
Devon Energy Corp.	595,500	22,795,740
EOG Resources, Inc.	336,600	27,500,220
Exxon Mobil Corp.	505,624	44,975,255
Gulfport Energy Corp. (a)	254,700	7,409,223
Newfield Exploration Co. (a)	286,700	12,414,110
Noble Energy, Inc.	866,224	30,941,521
Phillips 66 Co.	553,300	42,083,998
Pioneer Natural Resources Co.	173,100	28,140,867
SM Energy Co.	396,700	10,762,471
		450,144,454

TOTAL ENERGY		572,106,665

FINANCIALS - 16.8%
Banks - 4.9%
Bank of America Corp.	6,073,487	88,004,827
Citigroup, Inc.	2,101,284	92,057,252
Comerica, Inc.	476,474	21,555,684
Huntington Bancshares, Inc.	3,370,757	32,022,192
JPMorgan Chase & Co.	759,034	48,555,405
M&T Bank Corp.	217,700	24,939,712
Regions Financial Corp.	2,457,700	22,537,109
Synovus Financial Corp.	493,051	15,008,472
U.S. Bancorp	1,718,078	72,451,349
Zions Bancorporation	476,200	13,276,456
		430,408,458
Capital Markets - 1.6%
BlackRock, Inc. Class A	96,018	35,166,593
E*TRADE Financial Corp. (a)	1,052,052	26,385,464
Goldman Sachs Group, Inc.	254,800	40,464,788
Northern Trust Corp.	395,300	26,718,327
State Street Corp.	128,400	8,446,152
		137,181,324
Consumer Finance - 2.5%
Capital One Financial Corp.	2,371,205	159,060,431
Discover Financial Services	243,700	13,851,908
Navient Corp.	1,324,446	18,807,133
SLM Corp. (a)	3,395,346	24,412,538
		216,132,010
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc.:
Class A (a)	157	33,912,000
Class B (a)	281,003	40,540,303
Broadcom Ltd.	441,000	71,433,180
CME Group, Inc.	208,800	21,347,712
		167,233,195
Insurance - 1.9%
Chubb Ltd.	718,654	90,018,600
Marsh & McLennan Companies, Inc.	994,100	65,362,075
Unum Group	378,400	12,642,344
		168,023,019
Real Estate Investment Trusts - 3.5%
American Tower Corp.	466,600	54,018,282
AvalonBay Communities, Inc.	9,190	1,706,124
Boston Properties, Inc.	288,400	40,990,292
Digital Realty Trust, Inc. (b)	179,900	18,792,354
Duke Realty LP	1,034,800	29,791,892
Equinix, Inc.	52,500	19,575,675
Equity Lifestyle Properties, Inc.	391,500	32,196,960
Extra Space Storage, Inc.	493,900	42,485,278
Store Capital Corp.	714,000	22,269,660
The Macerich Co.	100,000	8,924,000
VEREIT, Inc.	2,717,800	30,058,868
		300,809,385
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	1,384,500	39,389,025
The RMR Group, Inc.	523	17,806
		39,406,831

TOTAL FINANCIALS		1,459,194,222

HEALTH CARE - 14.1%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	211,700	27,224,620
Amgen, Inc.	563,665	96,967,290
Biogen, Inc. (a)	210,924	61,153,195
Celgene Corp. (a)	383,100	42,979,989
Gilead Sciences, Inc.	329,892	26,216,517
Regeneron Pharmaceuticals, Inc. (a)	85,200	36,220,224
Vertex Pharmaceuticals, Inc. (a)	356,700	34,599,900
		325,361,735
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	1,188,700	53,194,325
Boston Scientific Corp. (a)	3,916,532	95,093,397
Edwards Lifesciences Corp. (a)	327,500	37,505,300
Intuitive Surgical, Inc. (a)	54,500	37,918,920
Medtronic PLC	1,462,678	128,174,473
The Cooper Companies, Inc.	119,815	21,862,643
		373,749,058
Health Care Providers & Services - 3.0%
Cigna Corp.	342,634	44,186,081
Henry Schein, Inc. (a)	232,487	42,075,497
McKesson Corp.	258,054	50,206,986
UnitedHealth Group, Inc.	681,600	97,605,120
Universal Health Services, Inc. Class B	182,800	23,678,084
		257,751,768
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	551,000	26,508,610
Thermo Fisher Scientific, Inc.	296,700	47,127,828
		73,636,438
Pharmaceuticals - 2.2%
Allergan PLC (a)	345,104	87,294,057
Bristol-Myers Squibb Co.	1,100,100	82,298,481
Pfizer, Inc.	632,409	23,329,568
		192,922,106

TOTAL HEALTH CARE		1,223,421,105

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.0%
General Dynamics Corp.	445,100	65,380,739
Honeywell International, Inc.	654,805	76,173,466
Northrop Grumman Corp.	227,800	49,348,314
United Technologies Corp.	704,048	75,790,767
		266,693,286
Building Products - 0.3%
A.O. Smith Corp.	256,200	23,798,418
Construction & Engineering - 0.7%
AECOM (a)	1,722,135	61,118,571
Electrical Equipment - 1.3%
AMETEK, Inc.	1,417,649	66,672,032
Emerson Electric Co.	411,800	23,019,620
Fortive Corp. (a)	463,298	22,335,597
		112,027,249
Industrial Conglomerates - 1.5%
3M Co.	47,500	8,472,100
General Electric Co.	3,884,800	120,972,672
		129,444,772
Machinery - 1.4%
Caterpillar, Inc.	663,000	54,869,880
IDEX Corp.	321,282	28,847,911
Wabtec Corp.	625,900	42,874,150
		126,591,941
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	504,450	41,934,929
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	1,183,213	34,088,367
HD Supply Holdings, Inc. (a)	1,214,205	43,942,079
		78,030,446

TOTAL INDUSTRIALS		839,639,612

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	113,000	3,384,350
F5 Networks, Inc. (a)	40,400	4,986,168
		8,370,518
Electronic Equipment & Components - 0.2%
Jabil Circuit, Inc.	838,193	17,057,228
Trimble Navigation Ltd. (a)	91,900	2,429,836
		19,487,064
Internet Software & Services - 5.2%
Alphabet, Inc. Class C (a)	338,266	260,055,513
Facebook, Inc. Class A (a)	1,064,500	131,934,130
Rackspace Hosting, Inc. (a)	146,129	3,423,802
Twitter, Inc. (a)	193,200	3,214,848
Yahoo!, Inc. (a)	1,331,700	50,857,623
		449,485,916
IT Services - 1.4%
Alliance Data Systems Corp. (a)	78,900	18,274,818
Cognizant Technology Solutions Corp. Class A (a)	489,100	28,118,359
Fidelity National Information Services, Inc.	68,900	5,479,617
Global Payments, Inc.	522,500	39,009,850
Vantiv, Inc. (a)	169,300	9,272,561
Visa, Inc. Class A	266,600	20,808,130
		120,963,335
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	396,000	10,410,840
Lam Research Corp.	199,900	17,945,023
Marvell Technology Group Ltd.	2,273,642	26,715,294
Maxim Integrated Products, Inc.	201,600	8,221,248
Micron Technology, Inc. (a)	864,600	11,879,604
NVIDIA Corp.	265,880	15,181,748
ON Semiconductor Corp. (a)	1,938,100	19,439,143
Qorvo, Inc. (a)	1,827,398	115,546,376
Qualcomm, Inc.	460,700	28,830,606
Skyworks Solutions, Inc.	81,000	5,347,620
		259,517,502
Software - 4.8%
Activision Blizzard, Inc.	799,500	32,107,920
Adobe Systems, Inc. (a)	292,000	28,575,120
Autodesk, Inc. (a)	2,402,000	142,798,900
Electronic Arts, Inc. (a)	434,800	33,183,936
Microsoft Corp.	1,726,000	97,829,680
Red Hat, Inc. (a)	114,400	8,613,176
Salesforce.com, Inc. (a)	619,863	50,704,793
ServiceNow, Inc. (a)	69,300	5,191,956
SS&C Technologies Holdings, Inc.	240,100	7,736,022
Tableau Software, Inc. (a)	31,600	1,785,716
Workday, Inc. Class A (a)	65,300	5,442,102
		413,969,321
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	2,438,642	254,130,883
EMC Corp.	1,469,100	41,546,148
HP, Inc.	3,178,200	44,526,582
Western Digital Corp.	77,176	3,666,632
		343,870,245

TOTAL INFORMATION TECHNOLOGY		1,615,663,901

MATERIALS - 3.1%
Chemicals - 2.3%
CF Industries Holdings, Inc.	426,500	10,526,020
E.I. du Pont de Nemours & Co.	902,525	62,427,654
Eastman Chemical Co.	373,903	24,389,693
Ecolab, Inc.	132,779	15,718,378
Monsanto Co.	241,700	25,806,309
PPG Industries, Inc.	306,100	32,051,731
W.R. Grace & Co.	354,200	26,518,954
		197,438,739
Construction Materials - 0.2%
Eagle Materials, Inc.	207,400	17,411,230
Containers & Packaging - 0.6%
Ball Corp.	26,200	1,851,554
Graphic Packaging Holding Co.	1,769,500	24,135,980
WestRock Co.	679,370	29,151,767
		55,139,301

TOTAL MATERIALS		269,989,270

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	2,392,200	103,558,338
Level 3 Communications, Inc. (a)	424,030	21,455,918
SBA Communications Corp. Class A (a)	129,300	14,869,500
Verizon Communications, Inc.	922,393	51,109,796
Zayo Group Holdings, Inc. (a)	260,100	7,360,830
		198,354,382
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	410,763	19,034,757
Telephone & Data Systems, Inc.	252,108	7,938,881
		26,973,638

TOTAL TELECOMMUNICATION SERVICES		225,328,020

UTILITIES - 3.4%
Electric Utilities - 2.4%
Edison International	397,873	30,787,413
Exelon Corp.	1,254,500	46,767,760
FirstEnergy Corp.	275,500	9,620,460
NextEra Energy, Inc.	504,400	64,709,476
OGE Energy Corp.	272,385	8,762,625
PG&E Corp.	364,067	23,278,444
PPL Corp.	646,600	24,383,286
		208,309,464
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	528,400	7,260,216
Multi-Utilities - 0.9%
Dominion Resources, Inc.	392,300	30,607,246
Sempra Energy	440,044	49,232,123
		79,839,369

TOTAL UTILITIES		295,409,049

TOTAL COMMON STOCKS
(Cost $6,367,692,921)		8,351,225,003
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/29/16 to 10/6/16 (c)
(Cost $3,478,571)	3,480,000	3,478,621
	Shares	Value

Money Market Funds - 16.2%
Fidelity Cash Central Fund, 0.42% (d)	1,408,644,249	$1,408,644,249
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	2,608,150	2,608,150
TOTAL MONEY MARKET FUNDS
(Cost $1,411,252,399)		1,411,252,399
TOTAL INVESTMENT PORTFOLIO - 112.2%
(Cost $7,782,423,891)		9,765,956,023
NET OTHER ASSETS (LIABILITIES) - (12.2)%		(1,061,646,845)
NET ASSETS - 100%		$8,704,309,178

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,140 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	231,997,400	$3,610,354

The face value of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,478,621.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$536,024
Fidelity Securities Lending Cash Central Fund	556,930
Total	$1,092,954

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,065,748,198	$1,065,748,198	$--	$--
Consumer Staples	784,724,961	784,724,961	--	--
Energy	572,106,665	572,106,665	--	--
Financials	1,459,194,222	1,459,194,222	--	--
Health Care	1,223,421,105	1,223,421,105	--	--
Industrials	839,639,612	839,639,612	--	--
Information Technology	1,615,663,901	1,615,663,901	--	--
Materials	269,989,270	269,989,270	--	--
Telecommunication Services	225,328,020	225,328,020	--	--
Utilities	295,409,049	295,409,049	--	--
U.S. Government and Government Agency Obligations	3,478,621	--	3,478,621	--
Money Market Funds	1,411,252,399	1,411,252,399	--	--
Total Investments in Securities:	$9,765,956,023	$9,762,477,402	$3,478,621	$--
Derivative Instruments:
Assets
Futures Contracts	$3,610,354	$3,610,354	$--	$--
Total Assets	$3,610,354	$3,610,354	$--	$--
Total Derivative Instruments:	$3,610,354	$3,610,354	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,610,354	$0
Total Equity Risk	3,610,354	0
Total Value of Derivatives	$3,610,354	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,496,649) — See accompanying schedule: Unaffiliated issuers (cost $6,371,171,492)	$8,354,703,624
Fidelity Central Funds (cost $1,411,252,399)	1,411,252,399
Total Investments (cost $7,782,423,891)		$9,765,956,023
Segregated cash with brokers for derivative instruments		43,315,540
Cash		1,534
Receivable for investments sold		168,304,321
Receivable for fund shares sold		13,411
Dividends receivable		7,112,391
Distributions receivable from Fidelity Central Funds		128,833
Receivable for daily variation margin for derivative instruments		1,826,468
Other receivables		241,654
Total assets		9,986,900,175
Liabilities
Payable for investments purchased	$84,899,201
Payable for fund shares redeemed	1,190,254,985
Accrued management fee	4,058,742
Other affiliated payables	714,349
Other payables and accrued expenses	55,570
Collateral on securities loaned, at value	2,608,150
Total liabilities		1,282,590,997
Net Assets		$8,704,309,178
Net Assets consist of:
Paid in capital		$6,517,439,988
Undistributed net investment income		49,526,870
Accumulated undistributed net realized gain (loss) on investments		150,254,847
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,987,087,473
Net Assets		$8,704,309,178
Series All-Sector Equity:
Net Asset Value, offering price and redemption price per share ($3,985,006,029 ÷ 298,190,937 shares)		$13.36
Class F:
Net Asset Value, offering price and redemption price per share ($4,719,303,149 ÷ 353,196,608 shares)		$13.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$78,114,810
Interest		11,499
Income from Fidelity Central Funds		1,092,954
Total income		79,219,263
Expenses
Management fee
Basic fee	$26,647,363
Performance adjustment	(1,185,370)
Transfer agent fees	3,680,526
Accounting and security lending fees	646,287
Custodian fees and expenses	60,623
Independent trustees' fees and expenses	21,474
Audit	32,045
Legal	16,751
Interest	3,195
Miscellaneous	48,524
Total expenses before reductions	29,971,418
Expense reductions	(277,339)	29,694,079
Net investment income (loss)		49,525,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	209,874,004
Futures contracts	5,808,225
Total net realized gain (loss)		215,682,229
Change in net unrealized appreciation (depreciation) on: Investment securities	957,395,329
Assets and liabilities in foreign currencies	2,058
Futures contracts	3,511,405
Total change in net unrealized appreciation (depreciation)		960,908,792
Net gain (loss)		1,176,591,021
Net increase (decrease) in net assets resulting from operations		$1,226,116,205

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,525,184	$98,481,981
Net realized gain (loss)	215,682,229	799,355,481
Change in net unrealized appreciation (depreciation)	960,908,792	(1,186,678,626)
Net increase (decrease) in net assets resulting from operations	1,226,116,205	(288,841,164)
Distributions to shareholders from net investment income	–	(110,991,357)
Distributions to shareholders from net realized gain	(198,909,934)	(903,252,112)
Total distributions	(198,909,934)	(1,014,243,469)
Share transactions - net increase (decrease)	(1,809,644,624)	390,063,643
Total increase (decrease) in net assets	(782,438,353)	(913,020,990)
Net Assets
Beginning of period	9,486,747,531	10,399,768,521
End of period	$8,704,309,178	$9,486,747,531
Other Information
Undistributed net investment income end of period	$49,526,870	$1,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.02	$13.80	$13.89	$12.57	$11.82	$12.98
Income from Investment Operations
Net investment income (loss)A	.06	.12	.13	.12	.16	.10
Net realized and unrealized gain (loss)	1.53	(.54)	1.63	2.86	1.72	(.15)
Total from investment operations	1.59	(.42)	1.76	2.98	1.88	(.05)
Distributions from net investment income	–	(.14)B	(.12)	(.14)	(.21)	(.10)
Distributions from net realized gain	(.25)	(1.22)B	(1.73)	(1.52)	(.92)	(1.01)
Total distributions	(.25)	(1.36)	(1.85)	(1.66)	(1.13)	(1.11)
Net asset value, end of period	$13.36	$12.02	$13.80	$13.89	$12.57	$11.82
Total ReturnC,D	13.43%	(3.55)%	12.68%	24.13%	16.32%	(.12)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.73%	.67%	.65%	.73%	.89%
Expenses net of fee waivers, if any	.70%G	.73%	.67%	.65%	.73%	.89%
Expenses net of all reductions	.70%G	.73%	.67%	.65%	.71%	.87%
Net investment income (loss)	.93%G	.85%	.92%	.89%	1.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,985,006	$4,418,280	$4,969,503	$5,164,386	$5,293,761	$7,338,658
Portfolio turnover rateH	41%G	66%	65%	72%	124%	135%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series All-Sector Equity Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$13.79	$13.88	$12.56	$11.82	$12.98
Income from Investment Operations
Net investment income (loss)A	.07	.14	.16	.15	.18	.12
Net realized and unrealized gain (loss)	1.53	(.54)	1.63	2.86	1.72	(.14)
Total from investment operations	1.60	(.40)	1.79	3.01	1.90	(.02)
Distributions from net investment income	–	(.16)B	(.15)	(.17)	(.24)	(.13)
Distributions from net realized gain	(.25)	(1.22)B	(1.73)	(1.52)	(.92)	(1.01)
Total distributions	(.25)	(1.38)	(1.88)	(1.69)	(1.16)	(1.14)
Net asset value, end of period	$13.36	$12.01	$13.79	$13.88	$12.56	$11.82
Total ReturnC,D	13.53%	(3.38)%	12.88%	24.37%	16.54%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.57%	.50%	.47%	.53%	.68%
Expenses net of fee waivers, if any	.54%G	.57%	.50%	.47%	.53%	.68%
Expenses net of all reductions	.54%G	.56%	.50%	.47%	.51%	.67%
Net investment income (loss)	1.10%G	1.02%	1.09%	1.07%	1.44%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,719,303	$5,068,468	$5,430,266	$5,117,662	$4,488,699	$4,269,110
Portfolio turnover rateH	41%G	66%	65%	72%	124%	135%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Equity-Income Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.(a)	4.1	5.0
JPMorgan Chase & Co.	3.3	3.1
Johnson & Johnson(a)	3.2	6.5
General Electric Co.(a)	3.1	4.2
Cisco Systems, Inc.	2.8	2.0
Procter & Gamble Co.	2.8	4.0
Verizon Communications, Inc.(a)	2.4	2.9
Medtronic PLC	2.3	1.9
Wells Fargo & Co.	1.8	1.9
M&T Bank Corp.	1.8	1.9
	27.6

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	23.7
Energy	12.3	9.5
Information Technology	10.9	10.9
Industrials	10.3	11.6
Health Care	9.4	11.6

Asset Allocation (% of fund's net assets)

As of July 31, 2016*,**
Stocks	92.9%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

 * Foreign investments - 6.6%

 ** Written Options - (0.1)%

As of January 31, 2016*,**
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 5.9%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Series Equity-Income Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 1.6%
Ford Motor Co.	4,609,000	$58,349,940
General Motors Co.	4,272,300	134,748,342
		193,098,282
Hotels, Restaurants & Leisure - 0.6%
Dunkin' Brands Group, Inc.	1,628,900	73,805,459
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,487,300	39,145,736
Tupperware Brands Corp.	618,116	38,743,511
		77,889,247
Leisure Products - 0.9%
Mattel, Inc.	2,169,400	72,414,572
Polaris Industries, Inc. (a)	375,000	37,031,250
		109,445,822
Media - 1.3%
Comcast Corp. Class A	1,915,503	128,817,577
Time Warner, Inc.	357,200	27,379,380
		156,196,957
Multiline Retail - 1.9%
Kohl's Corp.	943,335	39,233,303
Macy's, Inc.	1,419,200	50,849,936
Target Corp.	1,788,647	134,738,779
		224,822,018
Specialty Retail - 0.5%
Foot Locker, Inc.	481,500	28,707,030
GNC Holdings, Inc.	1,006,647	20,545,665
L Brands, Inc.	114,500	8,461,550
Stage Stores, Inc.	1,323,200	7,846,576
		65,560,821

TOTAL CONSUMER DISCRETIONARY		900,818,606

CONSUMER STAPLES - 7.5%
Beverages - 0.4%
Molson Coors Brewing Co. Class B (b)	136,700	13,965,272
The Coca-Cola Co. (b)	851,000	37,129,130
		51,094,402
Food & Staples Retailing - 3.2%
CVS Health Corp.	2,274,543	210,895,627
Wal-Mart Stores, Inc. (b)	1,001,900	73,108,643
Walgreens Boots Alliance, Inc.	1,068,435	84,673,474
Whole Foods Market, Inc.	772,100	23,533,608
		392,211,352
Food Products - 1.0%
B&G Foods, Inc. Class A	802,879	41,420,528
Flowers Foods, Inc.	191,600	3,523,524
Sanderson Farms, Inc. (a)	155,600	13,629,004
The Hain Celestial Group, Inc. (c)	179,537	9,477,758
The Hershey Co. (b)	445,400	49,332,504
		117,383,318
Household Products - 2.8%
Procter & Gamble Co.	3,898,400	333,664,056
Personal Products - 0.1%
Avon Products, Inc.	3,644,150	14,831,691

TOTAL CONSUMER STAPLES		909,184,819

ENERGY - 12.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	687,500	32,883,125
Halliburton Co.	805,900	35,185,594
National Oilwell Varco, Inc.	316,565	10,240,878
Oceaneering International, Inc.	443,500	12,364,780
Schlumberger Ltd.	860,200	69,263,304
		159,937,681
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	1,653,991	90,192,129
Apache Corp.	2,154,641	113,118,653
Chevron Corp. (b)	4,888,403	500,963,535
ConocoPhillips Co.	1,199,400	48,959,508
CONSOL Energy, Inc. (a)	1,908,801	36,992,563
Energy Transfer Equity LP	1,179,100	19,561,269
Golar LNG Ltd.	392,044	6,649,066
Kinder Morgan, Inc.	3,817,100	77,601,643
Legacy Reserves LP	2,352,000	4,068,960
MPLX LP	1,211,912	39,326,544
Noble Energy, Inc.	259,100	9,255,052
The Williams Companies, Inc.	7,916,533	189,759,296
Williams Partners LP	5,164,385	192,838,136
		1,329,286,354

TOTAL ENERGY		1,489,224,035

FINANCIALS - 24.4%
Banks - 12.6%
Bank of America Corp.	12,498,100	181,097,469
Comerica, Inc.	1,921,800	86,942,232
First Niagara Financial Group, Inc.	4,565,100	46,472,718
FirstMerit Corp.	1,336,388	28,371,517
JPMorgan Chase & Co.	6,247,830	399,673,685
KeyCorp	3,762,300	44,018,910
M&T Bank Corp.	1,947,800	223,139,968
Prosperity Bancshares, Inc.	165,300	8,445,177
Regions Financial Corp.	7,876,700	72,229,339
SunTrust Banks, Inc.	2,251,300	95,207,477
U.S. Bancorp	2,820,300	118,932,051
Wells Fargo & Co.	4,692,000	225,075,240
		1,529,605,783
Capital Markets - 5.0%
Apollo Global Management LLC Class A	1,582,600	27,141,590
Apollo Investment Corp.	4,833,419	27,840,493
Ares Capital Corp. (a)	1,835,119	27,783,702
Ares Management LP	567,608	9,847,999
KKR & Co. LP	6,612,374	95,482,681
Morgan Stanley	2,414,900	69,380,077
State Street Corp.	2,092,300	137,631,494
The Blackstone Group LP	7,224,839	193,914,679
TPG Specialty Lending, Inc.	465,752	8,173,948
		597,196,663
Insurance - 4.4%
Chubb Ltd.	1,502,384	188,188,620
Marsh & McLennan Companies, Inc.	506,300	33,289,225
MetLife, Inc.	4,724,211	201,912,778
Prudential Financial, Inc.	1,397,909	105,248,569
		528,639,192
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	829,025	16,240,600
American Tower Corp.	156,800	18,152,736
Annaly Capital Management, Inc.	1,796,604	19,726,712
Cousins Properties, Inc.	1,883,400	20,039,376
Crown Castle International Corp.	579,400	56,219,182
Duke Realty LP	1,074,700	30,940,613
First Potomac Realty Trust	1,835,475	18,556,652
Piedmont Office Realty Trust, Inc. Class A	1,411,437	30,966,928
Public Storage	86,000	20,547,120
Sabra Health Care REIT, Inc.	423,700	10,130,667
Two Harbors Investment Corp.	1,960,369	17,153,229
Ventas, Inc.	279,300	21,271,488
		279,945,303
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,200,292	15,483,767

TOTAL FINANCIALS		2,950,870,708

HEALTH CARE - 9.4%
Biotechnology - 1.9%
AbbVie, Inc.	1,134,300	75,124,689
Amgen, Inc.	578,377	99,498,195
Gilead Sciences, Inc.	677,000	53,801,190
		228,424,074
Health Care Equipment & Supplies - 2.9%
Dentsply Sirona, Inc.	534,700	34,242,188
Medtronic PLC	3,189,102	279,461,008
St. Jude Medical, Inc.	445,615	37,003,870
		350,707,066
Pharmaceuticals - 4.6%
Johnson & Johnson (b)	3,051,500	382,139,345
Merck & Co., Inc.	1,132,300	66,420,718
Pfizer, Inc.	1,422,777	52,486,244
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,129,600	60,433,600
		561,479,907

TOTAL HEALTH CARE		1,140,611,047

INDUSTRIALS - 10.3%
Aerospace & Defense - 3.0%
General Dynamics Corp.	583,900	85,769,071
Raytheon Co.	465,300	64,923,309
The Boeing Co.	621,500	83,069,690
United Technologies Corp.	1,185,300	127,597,545
		361,359,615
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	212,517	14,795,434
United Parcel Service, Inc. Class B	1,875,500	202,741,550
		217,536,984
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,532,700	65,553,579
Waste Connection, Inc. (Canada)	212,348	15,821,402
		81,374,981
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,320,600	83,739,246
Emerson Electric Co.	1,288,240	72,012,616
		155,751,862
Industrial Conglomerates - 3.1%
General Electric Co. (b)	12,245,836	381,335,333
Machinery - 0.3%
Allison Transmission Holdings, Inc.	406,400	11,712,448
Cummins, Inc.	229,800	28,212,546
Deere & Co.	22,900	1,779,559
		41,704,553
Road & Rail - 0.1%
Norfolk Southern Corp.	152,000	13,646,560

TOTAL INDUSTRIALS		1,252,709,888

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 2.8%
Cisco Systems, Inc.	11,116,049	339,372,976
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	602,108	36,295,070
Internet Software & Services - 0.3%
Yahoo!, Inc. (c)	971,800	37,113,042
IT Services - 2.0%
First Data Corp. Class A (c)	5,142,300	63,764,520
IBM Corp.	901,545	144,806,158
Paychex, Inc. (b)	608,638	36,080,061
Sabre Corp.	85,300	2,486,495
		247,137,234
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	2,040,471	53,643,983
Maxim Integrated Products, Inc.	1,425,500	58,131,890
Qualcomm, Inc.	3,133,481	196,093,241
		307,869,114
Software - 0.8%
Microsoft Corp.	1,494,700	84,719,596
SS&C Technologies Holdings, Inc.	192,000	6,186,240
		90,905,836
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	880,500	91,756,905
EMC Corp.	5,601,100	158,399,108
Seagate Technology LLC	504,900	16,171,947
		266,327,960

TOTAL INFORMATION TECHNOLOGY		1,325,021,232

MATERIALS - 2.0%
Chemicals - 1.2%
CF Industries Holdings, Inc.	1,024,400	25,282,192
LyondellBasell Industries NV Class A	608,100	45,765,606
The Dow Chemical Co.	1,362,600	73,130,742
Tronox Ltd. Class A	378,936	2,459,295
		146,637,835
Containers & Packaging - 0.8%
Packaging Corp. of America	539,600	40,302,724
WestRock Co.	1,126,700	48,346,697
		88,649,421

TOTAL MATERIALS		235,287,256

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc. (b)	4,927,808	213,324,808
Verizon Communications, Inc. (b)	5,173,539	286,665,796
		499,990,604
UTILITIES - 4.6%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	448,301	31,067,259
Entergy Corp.	779,900	63,476,061
Exelon Corp.	5,603,500	208,898,480
PPL Corp. (b)	1,511,900	57,013,749
Southern Co. (b)	2,490,938	133,265,183
Xcel Energy, Inc.	481,400	21,171,972
		514,892,704
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	1,661,700	39,747,864

TOTAL UTILITIES		554,640,568

TOTAL COMMON STOCKS
(Cost $10,187,391,646)		11,258,358,763

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.42% (d)	692,853,380	692,853,380
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	101,365,217	101,365,217
TOTAL MONEY MARKET FUNDS
(Cost $794,218,597)		794,218,597
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $10,981,610,243)		12,052,577,360
NET OTHER ASSETS (LIABILITIES) - 0.5%		64,633,717
NET ASSETS - 100%		$12,117,211,077

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
AT&T, Inc.	9/16/16 - $44.00	16,197	$828,894	$(753,161)
Chevron Corp.	9/16/16 - $110.00	13,839	862,843	(228,344)
General Electric Co.	10/21/16 - $33.00	39,995	2,123,955	(959,880)
Johnson & Johnson	10/21/16 - $125.00	9,670	1,994,690	(2,610,900)
Molson Coors Brewing Co. Class B	10/21/16 - $105.00	433	125,351	(160,210)
Paychex, Inc.	9/16/16 - $55.00	94	7,263	(42,770)
PPL Corp.	10/21/16 - $39.00	3,692	180,904	(156,910)
Southern Co.	8/19/16 - $52.50	19,258	560,972	(2,339,846)
The Coca-Cola Co.	8/19/16 - $46.00	1,982	113,190	(1,982)
The Hershey Co.	11/18/16 - $120.00	800	173,596	(159,600)
Verizon Communications, Inc.	9/16/16 - $57.50	17,007	1,175,549	(493,203)
Wal-Mart Stores, Inc.	8/19/16 - $75.00	2,287	196,861	(93,767)
TOTAL WRITTEN OPTIONS			$8,344,068	$(8,000,573)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $707,946,609.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$903,717
Fidelity Securities Lending Cash Central Fund	264,755
Total	$1,168,472

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stage Stores, Inc.	$12,441,542	$11,997	$965,731	$423,009	$--
Total	$12,441,542	$11,997	$965,731	$423,009	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$900,818,606	$900,818,606	$--	$--
Consumer Staples	909,184,819	909,184,819	--	--
Energy	1,489,224,035	1,489,224,035	--	--
Financials	2,950,870,708	2,950,870,708	--	--
Health Care	1,140,611,047	1,140,611,047	--	--
Industrials	1,252,709,888	1,252,709,888	--	--
Information Technology	1,325,021,232	1,325,021,232	--	--
Materials	235,287,256	235,287,256	--	--
Telecommunication Services	499,990,604	499,990,604	--	--
Utilities	554,640,568	554,640,568	--	--
Money Market Funds	794,218,597	794,218,597	--	--
Total Investments in Securities:	$12,052,577,360	$12,052,577,360	$--	$--
Derivative Instruments:
Liabilities
Written Options	$(8,000,573)	$(8,000,573)	$--	$--
Total Liabilities	$(8,000,573)	$(8,000,573)	$--	$--
Total Derivative Instruments:	$(8,000,573)	$(8,000,573)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(8,000,573)
Total Equity Risk	0	(8,000,573)
Total Value of Derivatives	$0	$(8,000,573)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $100,752,200) — See accompanying schedule: Unaffiliated issuers (cost $10,187,391,646)	$11,258,358,763
Fidelity Central Funds (cost $794,218,597)	794,218,597
Total Investments (cost $10,981,610,243)		$12,052,577,360
Receivable for investments sold		189,762,940
Receivable for fund shares sold		15,230,481
Dividends receivable		20,637,170
Distributions receivable from Fidelity Central Funds		168,650
Other receivables		125,576
Total assets		12,278,502,177
Liabilities
Payable for investments purchased	$45,895,462
Payable for fund shares redeemed	785,947
Accrued management fee	4,456,869
Written options, at value (premium received $8,344,068)	8,000,573
Other affiliated payables	730,333
Other payables and accrued expenses	56,699
Collateral on securities loaned, at value	101,365,217
Total liabilities		161,291,100
Net Assets		$12,117,211,077
Net Assets consist of:
Paid in capital		$10,984,382,183
Distributions in excess of net investment income		(8,670,742)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		70,189,024
Net unrealized appreciation (depreciation) on investments		1,071,310,612
Net Assets		$12,117,211,077
Series Equity-Income:
Net Asset Value, offering price and redemption price per share ($4,741,553,519 ÷ 387,934,676 shares)		$12.22
Class F:
Net Asset Value, offering price and redemption price per share ($7,375,657,558 ÷ 603,207,127 shares)		$12.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends (including $423,009 earned from other affiliated issuers)		$173,959,215
Income from Fidelity Central Funds		1,168,472
Total income		175,127,687
Expenses
Management fee	$25,928,888
Transfer agent fees	3,664,832
Accounting and security lending fees	681,954
Custodian fees and expenses	64,091
Independent trustees' fees and expenses	25,348
Audit	33,564
Legal	14,949
Interest	395
Miscellaneous	56,257
Total expenses before reductions	30,470,278
Expense reductions	(258,615)	30,211,663
Net investment income (loss)		144,916,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,821,194
Other affiliated issuers	(2,107,217)
Foreign currency transactions	(7,194)
Written options	7,622,621
Total net realized gain (loss)		71,329,404
Change in net unrealized appreciation (depreciation) on: Investment securities	1,400,874,339
Written options	(1,410,610)
Total change in net unrealized appreciation (depreciation)		1,399,463,729
Net gain (loss)		1,470,793,133
Net increase (decrease) in net assets resulting from operations		$1,615,709,157

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,916,024	$315,034,962
Net realized gain (loss)	71,329,404	540,335,772
Change in net unrealized appreciation (depreciation)	1,399,463,729	(1,339,148,826)
Net increase (decrease) in net assets resulting from operations	1,615,709,157	(483,778,092)
Distributions to shareholders from net investment income	(107,932,968)	(326,379,810)
Distributions to shareholders from net realized gain	(119,210,624)	(659,610,044)
Total distributions	(227,143,592)	(985,989,854)
Share transactions - net increase (decrease)	(293,956,035)	731,070,543
Total increase (decrease) in net assets	1,094,609,530	(738,697,403)
Net Assets
Beginning of period	11,022,601,547	11,761,298,950
End of period	$12,117,211,077	$11,022,601,547
Other Information
Distributions in excess of net investment income end of period	$(8,670,742)	$(45,653,798)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$12.31	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.31	.32	.25	.03
Net realized and unrealized gain (loss)	1.47	(.80)	.87	1.50	.56
Total from investment operations	1.61	(.49)	1.19	1.75	.59
Distributions from net investment income	(.10)	(.32)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.12)	(.67)	(.40)	(.28)	–
Total distributions	(.22)	(.99)	(.68)	(.52)	(.02)
Net asset value, end of period	$12.22	$10.83	$12.31	$11.80	$10.57
Total ReturnC,D	15.03%	(4.32)%	9.91%	16.57%	5.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.62%	.63%	.65%	.68%G
Expenses net of fee waivers, if any	.62%G	.62%	.63%	.65%	.68%G
Expenses net of all reductions	.62%G	.62%	.63%	.65%	.59%G
Net investment income (loss)	2.41%G	2.51%	2.50%	2.17%	2.17%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,741,554	$4,400,959	$4,809,405	$4,826,469	$2,493,356
Portfolio turnover rateH	32%G	41%	38%	42%	47%I

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Equity-Income Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$12.32	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.33	.34	.28	.04
Net realized and unrealized gain (loss)	1.48	(.81)	.88	1.48	.55
Total from investment operations	1.63	(.48)	1.22	1.76	.59
Distributions from net investment income	(.11)	(.34)	(.30)	(.26)	(.02)
Distributions from net realized gain	(.12)	(.67)	(.40)	(.28)	–
Total distributions	(.23)	(1.01)	(.70)	(.53)C	(.02)
Net asset value, end of period	$12.23	$10.83	$12.32	$11.80	$10.57
Total ReturnD,E	15.21%	(4.24)%	10.19%	16.75%	5.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.47%	.49%H
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.47%	.49%H
Expenses net of all reductions	.46%H	.46%	.46%	.47%	.40%H
Net investment income (loss)	2.57%H	2.67%	2.67%	2.35%	2.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,375,658	$6,621,643	$6,951,894	$6,295,920	$2,752,016
Portfolio turnover rateI	32%H	41%	38%	42%	47%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.276 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.8	4.8
Berkshire Hathaway, Inc. Class B	3.9	4.0
Procter & Gamble Co.	3.1	2.8
Johnson & Johnson	2.8	3.0
Wells Fargo & Co.	2.5	3.1
AT&T, Inc.	2.4	1.8
Chubb Ltd.	2.0	2.2
General Electric Co.	1.7	2.4
U.S. Bancorp	1.7	1.9
Goldman Sachs Group, Inc.	1.6	1.8
	26.5

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.9	28.9
Energy	12.9	12.1
Health Care	10.9	11.3
Information Technology	9.5	10.8
Consumer Staples	8.5	7.3

Asset Allocation (% of fund's net assets)

As of July 31, 2016*
Stocks and Equity Futures	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.5%

As of January 31, 2016*
Stocks and Equity Futures	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 11.1%

Fidelity® Series Stock Selector Large Cap Value Fund

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Delphi Automotive PLC	575,849	$39,054,079
Household Durables - 0.8%
Whirlpool Corp.	353,300	67,960,788
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	1,135,944	30,454,659
Leisure Products - 0.2%
Mattel, Inc.	487,700	16,279,426
Media - 1.7%
Charter Communications, Inc. Class A (a)	99,976	23,481,363
Liberty Broadband Corp. Class C (a)	637,411	40,354,490
Twenty-First Century Fox, Inc. Class A	2,546,140	67,829,170
		131,665,023
Multiline Retail - 1.1%
Target Corp.	1,158,309	87,255,417

TOTAL CONSUMER DISCRETIONARY		372,669,392

CONSUMER STAPLES - 8.5%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	1,449,073	105,738,857
Walgreens Boots Alliance, Inc.	1,390,725	110,214,956
		215,953,813
Food Products - 1.8%
ConAgra Foods, Inc.	1,576,450	73,714,802
The J.M. Smucker Co.	441,042	67,991,035
		141,705,837
Household Products - 3.1%
Procter & Gamble Co.	2,899,615	248,178,048
Tobacco - 0.9%
Philip Morris International, Inc.	707,400	70,923,924

TOTAL CONSUMER STAPLES		676,761,622

ENERGY - 12.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	2,402,000	114,887,660
Dril-Quip, Inc. (a)	853,430	46,452,195
		161,339,855
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	2,169,500	118,302,835
Cabot Oil & Gas Corp.	2,104,800	51,925,416
Cenovus Energy, Inc.	4,345,200	62,200,274
Cheniere Energy, Inc. (a)	1,373,200	57,440,956
Chevron Corp.	3,727,314	381,975,137
ConocoPhillips Co.	3,094,500	126,317,490
Phillips 66 Co.	921,500	70,089,290
		868,251,398

TOTAL ENERGY		1,029,591,253

FINANCIALS - 26.9%
Banks - 8.6%
Bank of America Corp.	6,067,800	87,922,422
CIT Group, Inc.	1,814,600	62,712,576
Citigroup, Inc.	1,075,000	47,095,750
Cullen/Frost Bankers, Inc.	44,600	3,027,894
JPMorgan Chase & Co.	343,900	21,999,283
PNC Financial Services Group, Inc.	1,008,500	83,352,525
Popular, Inc.	1,184,152	39,894,081
U.S. Bancorp	3,300,092	139,164,880
Wells Fargo & Co.	4,170,625	200,064,881
		685,234,292
Capital Markets - 3.5%
Brookfield Asset Management, Inc. Class A	348,600	12,038,735
Franklin Resources, Inc.	2,119,400	76,701,086
Goldman Sachs Group, Inc.	805,278	127,886,199
State Street Corp.	107,846	7,094,110
The Blackstone Group LP	2,043,500	54,847,540
		278,567,670
Consumer Finance - 3.2%
American Express Co.	584,355	37,667,523
Capital One Financial Corp.	1,569,214	105,262,875
Discover Financial Services	2,002,200	113,805,048
		256,735,446
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	2,118,061	305,572,660
Leucadia National Corp.	137,700	2,514,402
		308,087,062
Insurance - 6.3%
AFLAC, Inc.	1,249,681	90,326,943
Chubb Ltd.	1,246,561	156,144,231
MetLife, Inc.	1,514,249	64,719,002
Reinsurance Group of America, Inc.	865,400	85,890,950
The Travelers Companies, Inc.	919,500	106,864,290
		503,945,416
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	4,565,765	50,132,100
General Growth Properties, Inc.	545,856	17,440,099
NorthStar Realty Finance Corp.	526,990	7,061,666
		74,633,865
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	1,330,929	37,864,930

TOTAL FINANCIALS		2,145,068,681

HEALTH CARE - 10.9%
Biotechnology - 0.1%
Shire PLC sponsored ADR	60,600	11,763,672
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	1,565,400	70,051,650
Medtronic PLC	1,169,536	102,486,440
Zimmer Biomet Holdings, Inc.	188,700	24,746,118
		197,284,208
Health Care Providers & Services - 0.9%
Aetna, Inc.	243,200	28,019,072
Anthem, Inc.	177,600	23,325,984
Cigna Corp.	135,900	17,525,664
		68,870,720
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	175,300	27,844,652
Pharmaceuticals - 7.1%
Allergan PLC (a)	203,300	51,424,735
Jazz Pharmaceuticals PLC (a)	488,895	73,808,478
Johnson & Johnson	1,765,359	221,075,908
Merck & Co., Inc.	1,595,800	93,609,628
Pfizer, Inc.	3,025,898	111,625,377
Teva Pharmaceutical Industries Ltd. sponsored ADR	181,800	9,726,300
		561,270,426

TOTAL HEALTH CARE		867,033,678

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	611,516	11,533,192
L-3 Communications Holdings, Inc.	107,732	16,335,403
Raytheon Co.	349,847	48,814,152
United Technologies Corp.	580,467	62,487,273
		139,170,020
Construction & Engineering - 1.0%
AECOM (a)	1,824,183	64,740,255
Jacobs Engineering Group, Inc. (a)	322,612	17,266,194
		82,006,449
Electrical Equipment - 0.7%
Fortive Corp. (a)	1,097,300	52,900,833
Industrial Conglomerates - 1.7%
General Electric Co.	4,481,680	139,559,515
Machinery - 1.2%
Caterpillar, Inc.	9,698	802,606
Deere & Co. (b)	757,058	58,830,977
Flowserve Corp.	675,523	32,323,776
		91,957,359
Road & Rail - 1.8%
CSX Corp.	3,206,395	90,837,170
Union Pacific Corp.	532,827	49,579,552
		140,416,722

TOTAL INDUSTRIALS		646,010,898

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	3,439,735	105,015,110
Juniper Networks, Inc.	818,100	18,562,689
		123,577,799
Electronic Equipment & Components - 0.9%
Jabil Circuit, Inc.	3,709,279	75,483,828
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	760,425	29,040,631
Semiconductors & Semiconductor Equipment - 2.6%
Maxim Integrated Products, Inc.	898,600	36,644,908
Micron Technology, Inc. (a)	1,056,600	14,517,684
NXP Semiconductors NV (a)	450,700	37,899,363
Qualcomm, Inc.	1,917,200	119,978,376
		209,040,331
Software - 1.2%
Oracle Corp.	2,274,800	93,357,792
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	577,200	60,150,012
Hewlett Packard Enterprise Co.	3,326,000	69,912,520
HP, Inc.	3,967,400	55,583,274
Western Digital Corp.	801,300	38,069,763
		223,715,569

TOTAL INFORMATION TECHNOLOGY		754,215,950

MATERIALS - 2.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	945,800	23,342,344
Eastman Chemical Co.	559,400	36,489,662
The Dow Chemical Co.	1,431,600	76,833,972
Westlake Chemical Corp.	406,700	18,602,458
		155,268,436
Containers & Packaging - 0.4%
Ball Corp.	460,601	32,550,673
Metals & Mining - 0.3%
Compass Minerals International, Inc.	388,100	27,007,879

TOTAL MATERIALS		214,826,988

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	4,363,165	188,881,413
Frontier Communications Corp. (b)	7,347,700	38,208,040
Verizon Communications, Inc.	1,779,800	98,618,718
		325,708,171
UTILITIES - 6.9%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	1,081,100	74,920,230
Edison International	874,300	67,653,334
NextEra Energy, Inc.	752,100	96,486,909
OGE Energy Corp.	1,296,900	41,721,273
Xcel Energy, Inc.	1,428,800	62,838,624
		343,620,370
Multi-Utilities - 2.6%
CMS Energy Corp.	1,289,700	58,268,646
DTE Energy Co.	618,200	60,286,864
Sempra Energy	751,168	84,040,676
		202,596,186

TOTAL UTILITIES		546,216,556

TOTAL COMMON STOCKS
(Cost $6,651,681,546)		7,578,103,189
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/29/16 to 10/6/16 (c)
(Cost $2,968,584)	2,970,000	2,968,721
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.42% (d)	370,676,180	$370,676,180
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	71,280,825	71,280,825
TOTAL MONEY MARKET FUNDS
(Cost $441,957,005)		441,957,005
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $7,096,607,135)		8,023,028,915
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(62,449,602)
NET ASSETS - 100%		$7,960,579,313

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
856 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2016	88,767,200	$2,491,942

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,968,721.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$680,317
Fidelity Securities Lending Cash Central Fund	186,785
Total	$867,102

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$372,669,392	$372,669,392	$--	$--
Consumer Staples	676,761,622	676,761,622	--	--
Energy	1,029,591,253	1,029,591,253	--	--
Financials	2,145,068,681	2,145,068,681	--	--
Health Care	867,033,678	867,033,678	--	--
Industrials	646,010,898	646,010,898	--	--
Information Technology	754,215,950	754,215,950	--	--
Materials	214,826,988	214,826,988	--	--
Telecommunication Services	325,708,171	325,708,171	--	--
Utilities	546,216,556	546,216,556	--	--
U.S. Government and Government Agency Obligations	2,968,721	--	2,968,721	--
Money Market Funds	$441,957,005	$441,957,005	$--	$--
Total Investments in Securities:	$8,023,028,915	$8,020,060,194	$2,968,721	$--
Derivative Instruments:
Assets
Futures Contracts	$2,491,942	$2,491,942	$--	$--
Total Assets	$2,491,942	$2,491,942	$--	$--
Total Derivative Instruments:	$2,491,942	$2,491,942	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,491,942	$0
Total Equity Risk	2,491,942	0
Total Value of Derivatives	$2,491,942	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,023,825) — See accompanying schedule: Unaffiliated issuers (cost $6,654,650,130)	$7,581,071,910
Fidelity Central Funds (cost $441,957,005)	441,957,005
Total Investments (cost $7,096,607,135)		$8,023,028,915
Foreign currency held at value (cost $3)		3
Receivable for investments sold		36,105,695
Receivable for fund shares sold		10,128,037
Dividends receivable		9,682,097
Distributions receivable from Fidelity Central Funds		137,043
Receivable for daily variation margin for derivative instruments		251,879
Other receivables		128,082
Total assets		8,079,461,751
Liabilities
Payable for investments purchased	$43,431,101
Payable for fund shares redeemed	522,516
Accrued management fee	3,092,858
Other affiliated payables	509,118
Other payables and accrued expenses	46,020
Collateral on securities loaned, at value	71,280,825
Total liabilities		118,882,438
Net Assets		$7,960,579,313
Net Assets consist of:
Paid in capital		$7,161,253,936
Undistributed net investment income		65,949,611
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(195,538,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		928,913,892
Net Assets		$7,960,579,313
Series Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($3,113,778,753 ÷ 265,840,368 shares)		$11.71
Class F:
Net Asset Value, offering price and redemption price per share ($4,846,800,560 ÷ 413,285,726 shares)		$11.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$87,052,187
Interest		5,339
Income from Fidelity Central Funds		867,102
Total income		87,924,628
Expenses
Management fee
Basic fee	$20,901,863
Performance adjustment	(1,854,296)
Transfer agent fees	2,423,023
Accounting and security lending fees	601,497
Custodian fees and expenses	57,171
Independent trustees' fees and expenses	16,664
Audit	27,447
Legal	9,889
Miscellaneous	37,162
Total expenses before reductions	22,220,420
Expense reductions	(238,753)	21,981,667
Net investment income (loss)		65,942,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(149,374,113)
Foreign currency transactions	15,812
Futures contracts	4,925,804
Total net realized gain (loss)		(144,432,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,086,838,491
Assets and liabilities in foreign currencies	737
Futures contracts	1,565,502
Total change in net unrealized appreciation (depreciation)		1,088,404,730
Net gain (loss)		943,972,233
Net increase (decrease) in net assets resulting from operations		$1,009,915,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,942,961	$121,465,205
Net realized gain (loss)	(144,432,497)	701,912,943
Change in net unrealized appreciation (depreciation)	1,088,404,730	(1,315,435,827)
Net increase (decrease) in net assets resulting from operations	1,009,915,194	(492,057,679)
Distributions to shareholders from net investment income	–	(133,963,226)
Distributions to shareholders from net realized gain	(97,954,379)	(821,834,728)
Total distributions	(97,954,379)	(955,797,954)
Share transactions - net increase (decrease)	(114,979,540)	721,579,563
Total increase (decrease) in net assets	796,981,275	(726,276,070)
Net Assets
Beginning of period	7,163,598,038	7,889,874,108
End of period	$7,960,579,313	$7,163,598,038
Other Information
Undistributed net investment income end of period	$65,949,611	$6,650

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$12.67	$11.96	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.18	.15	.02
Net realized and unrealized gain (loss)	1.38	(.96)	1.48	1.87	.71
Total from investment operations	1.47	(.78)	1.66	2.02	.73
Distributions from net investment income	–	(.20)C	(.16)	(.13)	(.02)
Distributions from net realized gain	(.14)	(1.31)C	(.79)	(.64)	–
Total distributions	(.14)	(1.51)	(.95)	(.77)	(.02)
Net asset value, end of period	$11.71	$10.38	$12.67	$11.96	$10.71
Total ReturnD,E	14.30%	(6.69)%	13.70%	18.81%	7.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.73%	.72%	.75%	.78%H
Expenses net of fee waivers, if any	.68%H	.73%	.72%	.75%	.78%H
Expenses net of all reductions	.67%H	.72%	.72%	.75%	.70%H
Net investment income (loss)	1.64%H	1.43%	1.37%	1.23%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,113,779	$2,860,230	$3,226,266	$3,208,521	$2,520,689
Portfolio turnover rateI	54%H	64%	55%	66%	44%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Stock Selector Large Cap Value Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$12.67	$11.97	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.20	.17	.02
Net realized and unrealized gain (loss)	1.38	(.95)	1.47	1.88	.71
Total from investment operations	1.48	(.75)	1.67	2.05	.73
Distributions from net investment income	–	(.22)C	(.18)	(.15)	(.02)
Distributions from net realized gain	(.14)	(1.31)C	(.79)	(.64)	–
Total distributions	(.14)	(1.53)	(.97)	(.79)	(.02)
Net asset value, end of period	$11.73	$10.39	$12.67	$11.97	$10.71
Total ReturnD,E	14.38%	(6.44)%	13.79%	19.09%	7.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.57%	.55%	.57%	.59%H
Expenses net of fee waivers, if any	.52%H	.57%	.55%	.57%	.59%H
Expenses net of all reductions	.51%H	.56%	.55%	.57%	.51%H
Net investment income (loss)	1.80%H	1.59%	1.54%	1.41%	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,846,801	$4,303,368	$4,663,608	$4,176,725	$2,782,347
Portfolio turnover rateI	54%H	64%	55%	66%	44%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. Fidelity Series Equity-Income Fund offers Series Equity-Income shares and Class F shares. Fidelity Series Stock Selector Large Cap Value Fund offers Series Stock Selector Large Cap shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series All-Sector Equity Fund	$7,795,959,683	$2,151,903,293	$(181,906,953)	$1,969,996,340
Fidelity Series Equity- Income Fund	11,046,914,419	1,651,578,565	(645,915,624)	1,005,662,941
Fidelity Series Stock Sele- ctor Large Cap Value Fund	7,118,400,133	1,189,839,911	(285,211,129)	904,628,782

Certain of the Funds intends to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2015 to January 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Series All-Sector Equity Fund	$(27,790,320)
Fidelity Series Equity-Income Fund	(22,452,394)
Fidelity Series Stock Selector Large Cap Value Fund	(19,578,432)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts	$5,808,225	$3,511,405
Fidelity Series Equity-Income Fund
Equity Risk
Written Options	$7,622,621	$(1,410,610)
Fidelity Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts	$4,925,804	$1,565,502

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	43,607	$2,179,431
Options Opened	374,085	25,323,561
Options Exercised	(186,051)	(10,873,548)
Options Closed	(33,630)	(1,463,494)
Options Expired	(72,757)	(6,821,882)
Outstanding at end of period	125,254	$8,344,068

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,876,052,175	3,792,559,249
Fidelity Series Equity-Income Fund	1,798,663,029	2,719,483,448
Fidelity Series Stock Selector Large Cap Value Fund	1,957,265,448	2,152,204,269

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on Series All-Sector Equity Fund compared to its benchmark index and Series Stock Selector Large Cap Value Fund as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series All-Sector Equity Fund	.30%	.25%	.52%
Fidelity Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Series Stock Selector Large Cap Value Fund	.30%	.25%	.50%

Performance Benchmark
Fidelity Series All-Sector Equity Fund	Russell 1000 Index
Fidelity Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	$3,680,526.16
Fidelity Series Equity-Income Fund
Series Equity-Income	$3,664,832.16
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	$2,423,023.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$67,054
Fidelity Series Equity-Income Fund	56,506
Fidelity Series Stock Selector Large Cap Value Fund	70,209

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series All-Sector Equity Fund	Borrower	$67,049,000.57%		$3,195
Fidelity Series Equity-Income Fund	Borrower	$10,862,000.66%		$395

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$13,482
Fidelity Series Equity-Income Fund	15,985
Fidelity Series Stock Selector Large Cap Value Fund	10,511

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series All-Sector Equity Fund	$556,930	$304	$–
Fidelity Series Equity-Income Fund	264,755	31,845	12,689,375
Fidelity Series Stock Selector Large Cap Value Fund	186,785	–	–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series All-Sector Equity Fund	$240,672	$–
Fidelity Series Equity-Income Fund	215,505	549
Fidelity Series Stock Selector Large Cap Value Fund	211,242	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-level Amount
Fidelity Series All-Sector Equity Fund	$36,667
Fidelity Series Equity-Income Fund	42,561
Fidelity Series Stock Selector Large Cap Value Fund	27,511

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$–	$47,470,909
Class F	–	63,520,448
Total	$–	$110,991,357
From net realized gain
Series All-Sector Equity	$92,495,331	$423,331,845
Class F	106,414,603	479,920,267
Total	$198,909,934	$903,252,112
Fidelity Series Equity-Income Fund
From net investment income
Series Equity-Income	$40,379,487	$126,940,551
Class F	67,553,481	199,439,259
Total	$107,932,968	$326,379,810
From net realized gain
Series Equity-Income	$47,406,523	$264,896,346
Class F	71,804,101	394,713,698
Total	$119,210,624	$659,610,044
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$–	$50,402,320
Class F	–	83,560,906
Total	$–	$133,963,226
From net realized gain
Series Stock Selector Large Cap Value	$39,189,968	$329,231,959
Class F	58,764,411	492,602,769
Total	$97,954,379	$821,834,728

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year endedJanuary 31, 2016	Six months ended July 31, 2016	Year endedJanuary 31, 2016
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	10,500,588	35,141,686	$131,004,981	$476,843,174
Reinvestment of distributions	7,489,500	36,428,918	92,495,331	470,802,754
Shares redeemed	(87,245,299)	(64,306,814)	(1,130,296,874)	(892,167,250)
Net increase (decrease)	(69,255,211)	7,263,790	$(906,796,562)	$55,478,678
Class F
Shares sold	26,408,658	61,014,379	$331,808,437	$825,926,852
Reinvestment of distributions	8,623,550	42,150,064	106,414,603	543,440,715
Shares redeemed	(103,756,170)	(75,106,226)	(1,341,071,102)	(1,034,782,602)
Net increase (decrease)	(68,723,962)	28,058,217	$(902,848,062)	$334,584,965
Fidelity Series Equity-Income Fund
Series Equity-Income
Shares sold	10,357,229	39,867,120	$118,013,097	$487,981,645
Reinvestment of distributions	7,654,748	33,811,102	87,786,010	391,836,897
Shares redeemed	(36,416,133)	(58,004,561)	(414,443,772)	(698,899,540)
Net increase (decrease)	(18,404,156)	15,673,661	$(208,644,665)	$180,919,002
Class F
Shares sold	39,152,900	94,690,161	$450,793,926	$1,151,903,465
Reinvestment of distributions	12,143,359	51,275,477	139,357,582	594,152,957
Shares redeemed	(59,244,588)	(99,291,395)	(675,462,878)	(1,195,904,881)
Net increase (decrease)	(7,948,329)	46,674,243	$(85,311,370)	$550,151,541
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	6,635,760	24,683,092	$72,876,508	$305,055,961
Reinvestment of distributions	3,575,727	34,374,961	39,189,968	379,634,279
Shares redeemed	(19,898,367)	(38,256,262)	(219,113,976)	(471,445,503)
Net increase (decrease)	(9,686,880)	20,801,791	$(107,047,500)	$213,244,737
Class F
Shares sold	28,195,094	58,426,280	$312,945,410	$718,282,119
Reinvestment of distributions	5,356,829	52,212,701	58,764,411	576,163,675
Shares redeemed	(34,636,254)	(64,280,031)	(379,641,861)	(786,110,968)
Net increase (decrease)	(1,084,331)	46,358,950	$(7,932,040)	$508,334,826

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.70%
Actual		$1,000.00	$1,134.30	$3.71
Hypothetical-C		$1,000.00	$1,021.38	$3.52
Class F	.54%
Actual		$1,000.00	$1,135.30	$2.87
Hypothetical-C		$1,000.00	$1,022.18	$2.72
Fidelity Series Equity-Income Fund
Series Equity-Income	.62%
Actual		$1,000.00	$1,150.30	$3.31
Hypothetical-C		$1,000.00	$1,021.78	$3.12
Class F	.46%
Actual		$1,000.00	$1,152.10	$2.46
Hypothetical-C		$1,000.00	$1,022.58	$2.31
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.68%
Actual		$1,000.00	$1,143.00	$3.62
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Class F	.52%
Actual		$1,000.00	$1,143.80	$2.77
Hypothetical-C		$1,000.00	$1,022.28	$2.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Equity-Income Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Fidelity Series All-Sector Equity Fund in October 2015 and for Fidelity Series Stock Selector Large Cap Value Fund in June 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Series All-Sector Equity Fund

Fidelity Series Equity-Income Fund

Fidelity Series Stock Selector Large Cap Value Fund

The Board also considered that each fund's (except Fidelity Series Equity-Income Fund's) management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and the shareholders of each fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Series Equity-Income Fund, the Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

Fidelity Series All-Sector Equity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

Fidelity Series Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Fidelity Series Stock Selector Large Cap Value Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund’s performance adjustment, if any, on the fund’s management fee ranking.

Furthermore, the Board considered that shareholders of Fidelity Series All-Sector Equity Fund approved a prospective change in the index used to calculate the fund's performance adjustment, beginning April 1, 2013. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to April 1, 2013 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2013 through 2015 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of Fidelity Series All-Sector Equity Fund's and Fidelity Series Stock Selector Large Cap Value Fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Approval of New Advisory Contracts.  The Board also voted to approve a new management contract and new sub-advisory agreements for each fund (New Advisory Contracts) that will take effect if the shareholders of certain other Fidelity funds that invest in the funds (referred to herein as Freedom Funds) approve new management contracts for the Freedom Funds. Under the New Advisory Contracts the funds will no longer pay a management fee to FMR. The new sub-advisory agreements provide that FMR or its affiliates will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by each fund. The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the funds' assets; (ii) the nature, extent and quality of services provided to the funds; or (iii) the day-to-day management of the funds and the personnel primarily responsible for such management. The Board considered that Fidelity Series All-Sector Equity Fund's and Fidelity Series Stock Selector Large Cap Value Fund's new management contracts do not have a performance fee adjustment, but noted that FMR will no longer charge a management fee for the funds. The Board also considered that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the funds, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EDT-LDT-SANN-0916
1.956974.103

Fidelity Advisor® Stock Selector Large Cap Value Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

July 31, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Stock Selector Large Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.5	4.8
Procter & Gamble Co.	3.2	2.8
Johnson & Johnson	2.8	2.5
Chevron Corp.	2.7	2.5
Wells Fargo & Co.	2.6	3.3
AT&T, Inc.	2.4	1.9
Suncor Energy, Inc.	2.2	2.1
General Electric Co.	1.8	2.4
Chubb Ltd.	1.8	1.8
ConocoPhillips Co.	1.6	0.0
	25.6

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	28.6
Energy	12.9	12.6
Health Care	11.0	11.3
Information Technology	9.4	10.9
Consumer Staples	8.6	7.3

Asset Allocation (% of fund's net assets)

As of July 31, 2016*
Stocks and Equity Futures	95.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 9.8%

As of January 31, 2016*
Stocks and Equity Futures	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 14.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Delphi Automotive PLC	56,300	$3,818,266
Household Durables - 0.8%
Whirlpool Corp.	34,530	6,642,191
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	111,114	2,978,966
Leisure Products - 0.2%
Mattel, Inc.	47,700	1,592,226
Media - 1.7%
Charter Communications, Inc. Class A (a)	9,755	2,291,157
Liberty Broadband Corp. Class C (a)	62,287	3,943,390
Twenty-First Century Fox, Inc. Class A	249,000	6,633,360
		12,867,907
Multiline Retail - 1.1%
Target Corp.	113,234	8,529,917

TOTAL CONSUMER DISCRETIONARY		36,429,473

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	140,845	10,277,460
Walgreens Boots Alliance, Inc.	135,240	10,717,770
		20,995,230
Food Products - 1.8%
ConAgra Foods, Inc.	153,600	7,182,336
The J.M. Smucker Co.	42,942	6,619,939
		13,802,275
Household Products - 3.2%
Procter & Gamble Co.	282,580	24,186,022
Tobacco - 0.9%
Philip Morris International, Inc.	68,800	6,897,888

TOTAL CONSUMER STAPLES		65,881,415

ENERGY - 12.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	182,500	8,728,975
Dril-Quip, Inc. (a)	78,400	4,267,312
		12,996,287
Oil, Gas & Consumable Fuels - 11.2%
Cabot Oil & Gas Corp.	146,700	3,619,089
Cenovus Energy, Inc.	426,100	6,099,498
Cheniere Energy, Inc. (a)	255,900	10,704,297
Chevron Corp.	204,000	20,905,920
ConocoPhillips Co.	301,900	12,323,558
Diamondback Energy, Inc.	89,400	7,848,426
Phillips 66 Co.	104,700	7,963,482
Suncor Energy, Inc.	621,700	16,732,308
		86,196,578

TOTAL ENERGY		99,192,865

FINANCIALS - 25.5%
Banks - 8.6%
CIT Group, Inc.	147,000	5,080,320
Citigroup, Inc.	20,000	876,200
Comerica, Inc.	58,500	2,646,540
Cullen/Frost Bankers, Inc. (b)	48,800	3,313,032
First Citizen Bancshares, Inc.	17,200	4,468,216
First Citizen Bancshares, Inc. Class A (a)	10,000	2,597,800
Investors Bancorp, Inc.	150,700	1,711,952
JPMorgan Chase & Co.	101,800	6,512,146
PNC Financial Services Group, Inc.	50,700	4,190,355
Popular, Inc.	98,280	3,311,053
U.S. Bancorp	223,300	9,416,561
Wells Fargo & Co.	415,800	19,945,926
Zions Bancorporation	82,900	2,311,252
		66,381,353
Capital Markets - 3.6%
American Capital Ltd. (a)	70,000	1,152,900
Fortress Investment Group LLC	523,300	2,595,568
Franklin Resources, Inc.	78,000	2,822,820
Goldman Sachs Group, Inc.	68,600	10,894,366
Interactive Brokers Group, Inc.	150,800	5,253,872
Invesco Ltd.	131,000	3,822,580
NorthStar Asset Management Group, Inc.	120,000	1,423,200
		27,965,306
Consumer Finance - 0.8%
Discover Financial Services	71,000	4,035,640
Navient Corp.	118,800	1,686,960
		5,722,600
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	238,457	34,402,190
Leucadia National Corp.	25,000	456,500
		34,858,690
Insurance - 5.4%
AFLAC, Inc.	149,450	10,802,246
AMBAC Financial Group, Inc. (a)	180,000	3,272,400
Chubb Ltd.	109,400	13,703,444
Lincoln National Corp.	15,000	655,050
National Western Life Group, Inc.	8,350	1,579,319
Torchmark Corp.	104,725	6,479,336
Universal Insurance Holdings, Inc. (b)	212,500	4,619,750
		41,111,545
Real Estate Investment Trusts - 0.4%
NexPoint Residential Trust, Inc.	25,274	492,590
NorthStar Realty Finance Corp.	160,000	2,144,000
		2,636,590
Real Estate Management & Development - 1.3%
Consolidated-Tomoka Land Co.	54,350	2,659,346
Jones Lang LaSalle, Inc.	15,000	1,642,050
Kennedy-Wilson Holdings, Inc.	275,000	5,788,750
		10,090,146
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc.	149,785	2,031,085
Meridian Bancorp, Inc.	334,164	4,912,211
		6,943,296

TOTAL FINANCIALS		195,709,526

HEALTH CARE - 11.0%
Biotechnology - 0.2%
Shire PLC sponsored ADR	6,128	1,189,567
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	151,839	6,794,795
Medtronic PLC	113,520	9,947,758
Zimmer Biomet Holdings, Inc.	18,382	2,410,615
		19,153,168
Health Care Providers & Services - 0.9%
Aetna, Inc.	24,615	2,835,894
Anthem, Inc.	17,237	2,263,908
Cigna Corp.	13,232	1,706,399
		6,806,201
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	17,070	2,711,399
Pharmaceuticals - 7.1%
Allergan PLC (a)	19,740	4,993,233
Jazz Pharmaceuticals PLC (a)	47,627	7,190,248
Johnson & Johnson	171,302	21,452,149
Merck & Co., Inc.	154,759	9,078,163
Pfizer, Inc.	293,571	10,829,834
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,666	945,131
		54,488,758

TOTAL HEALTH CARE		84,349,093

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	60,251	1,136,334
L-3 Communications Holdings, Inc.	10,616	1,609,704
Raytheon Co.	34,470	4,809,599
United Technologies Corp.	57,192	6,156,719
		13,712,356
Construction & Engineering - 1.0%
AECOM (a)	179,734	6,378,760
Jacobs Engineering Group, Inc. (a)	31,789	1,701,347
		8,080,107
Electrical Equipment - 0.7%
Fortive Corp. (a)	108,050	5,209,091
Industrial Conglomerates - 1.8%
General Electric Co.	441,576	13,750,677
Machinery - 1.2%
Caterpillar, Inc.	956	79,119
Deere & Co.	74,640	5,800,274
Flowserve Corp.	66,558	3,184,800
		9,064,193
Road & Rail - 1.8%
CSX Corp.	315,925	8,950,155
Union Pacific Corp.	52,499	4,885,032
		13,835,187

TOTAL INDUSTRIALS		63,651,611

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	332,100	10,139,013
Juniper Networks, Inc.	79,000	1,792,510
		11,931,523
Electronic Equipment & Components - 0.9%
Jabil Circuit, Inc.	358,364	7,292,707
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	71,400	2,726,766
Semiconductors & Semiconductor Equipment - 2.6%
Maxim Integrated Products, Inc.	74,100	3,021,798
Micron Technology, Inc. (a)	103,000	1,415,220
NXP Semiconductors NV (a)	39,100	3,287,919
Qualcomm, Inc.	176,600	11,051,628
Semtech Corp. (a)	59,981	1,524,717
		20,301,282
Software - 1.2%
Oracle Corp.	219,100	8,991,864
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	55,600	5,794,076
Hewlett Packard Enterprise Co.	307,400	6,461,548
HP, Inc.	385,500	5,400,855
Western Digital Corp.	77,300	3,672,523
		21,329,002

TOTAL INFORMATION TECHNOLOGY		72,573,144

MATERIALS - 2.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	100,500	2,480,340
Eastman Chemical Co.	54,900	3,581,127
The Dow Chemical Co.	144,100	7,733,847
Westlake Chemical Corp.	37,200	1,701,528
		15,496,842
Containers & Packaging - 0.4%
Ball Corp.	42,100	2,975,207
Metals & Mining - 0.3%
Compass Minerals International, Inc.	35,300	2,456,527

TOTAL MATERIALS		20,928,576

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	424,300	18,367,947
Frontier Communications Corp.	714,300	3,714,360
Verizon Communications, Inc.	172,800	9,574,848
		31,657,155
UTILITIES - 6.9%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	123,100	8,530,830
Edison International	90,300	6,987,414
NextEra Energy, Inc.	71,010	9,109,873
OGE Energy Corp.	133,200	4,285,044
Xcel Energy, Inc.	167,100	7,349,058
		36,262,219
Gas Utilities - 0.4%
Atmos Energy Corp.	31,800	2,537,322
Multi-Utilities - 1.8%
DTE Energy Co.	65,500	6,387,560
Sempra Energy	67,550	7,557,494
		13,945,054

TOTAL UTILITIES		52,744,595

TOTAL COMMON STOCKS
(Cost $675,284,117)		723,117,453

Nonconvertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,558,331)	229,566	5,975,603
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/15/16 to 9/22/16 (c)
(Cost $309,889)	310,000	309,898
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.42% (d)	40,000,891	$40,000,891
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	2,703,000	2,703,000
TOTAL MONEY MARKET FUNDS
(Cost $42,703,891)		42,703,891
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $723,856,228)		772,106,845
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,878,792)
NET ASSETS - 100%		$768,228,053

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2016	5,288,700	$(369)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $256,916.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,497
Fidelity Securities Lending Cash Central Fund	74,849
Total	$145,346

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,429,473	$36,429,473	$--	$--
Consumer Staples	65,881,415	65,881,415	--	--
Energy	99,192,865	99,192,865	--	--
Financials	201,685,129	201,685,129	--	--
Health Care	84,349,093	84,349,093	--	--
Industrials	63,651,611	63,651,611	--	--
Information Technology	72,573,144	72,573,144	--	--
Materials	20,928,576	20,928,576	--	--
Telecommunication Services	31,657,155	31,657,155	--	--
Utilities	52,744,595	52,744,595	--	--
U.S. Government and Government Agency Obligations	309,898	--	309,898	--
Money Market Funds	42,703,891	42,703,891	--	--
Total Investments in Securities:	$772,106,845	$771,796,947	$309,898	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(369)	$(369)	$--	$--
Total Liabilities	$(369)	$(369)	$--	$--
Total Derivative Instruments:	$(369)	$(369)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(369)
Total Equity Risk	0	(369)
Total Value of Derivatives	$0	$(369)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,714,831) — See accompanying schedule: Unaffiliated issuers (cost $681,152,337)	$729,402,954
Fidelity Central Funds (cost $42,703,891)	42,703,891
Total Investments (cost $723,856,228)		$772,106,845
Cash		12,655
Receivable for investments sold		2,445,559
Receivable for fund shares sold		251,362
Dividends receivable		901,714
Distributions receivable from Fidelity Central Funds		15,772
Receivable for daily variation margin for derivative instruments		14,790
Other receivables		12,893
Total assets		775,761,590
Liabilities
Payable for investments purchased	$3,593,106
Payable for fund shares redeemed	714,045
Accrued management fee	329,742
Distribution and service plan fees payable	18,511
Other affiliated payables	141,801
Other payables and accrued expenses	33,332
Collateral on securities loaned, at value	2,703,000
Total liabilities		7,533,537
Net Assets		$768,228,053
Net Assets consist of:
Paid in capital		$879,946,421
Undistributed net investment income		5,230,631
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(165,199,473)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,250,474
Net Assets		$768,228,053
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,096,201 ÷ 1,607,703 shares)		$17.48
Maximum offering price per share (100/94.25 of $17.48)		$18.55
Class T:
Net Asset Value and redemption price per share ($10,898,143 ÷ 625,056 shares)		$17.44
Maximum offering price per share (100/96.50 of $17.44)		$18.07
Class C:
Net Asset Value and offering price per share ($9,838,800 ÷ 576,025 shares)(a)		$17.08
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($713,380,352 ÷ 40,498,393 shares)		$17.62
Class I:
Net Asset Value, offering price and redemption price per share ($6,014,557 ÷ 342,977 shares)		$17.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$8,153,420
Interest		677
Income from Fidelity Central Funds		145,346
Total income		8,299,443
Expenses
Management fee
Basic fee	$2,038,268
Performance adjustment	(19,807)
Transfer agent fees	704,276
Distribution and service plan fees	108,334
Accounting and security lending fees	131,789
Custodian fees and expenses	16,042
Independent trustees' fees and expenses	1,624
Registration fees	41,795
Audit	30,570
Legal	3,425
Miscellaneous	3,637
Total expenses before reductions	3,059,953
Expense reductions	(25,777)	3,034,176
Net investment income (loss)		5,265,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,334,111)
Foreign currency transactions	10,394
Futures contracts	1,458,385
Total net realized gain (loss)		(3,865,332)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,234,226
Assets and liabilities in foreign currencies	897
Futures contracts	(192,460)
Total change in net unrealized appreciation (depreciation)		94,042,663
Net gain (loss)		90,177,331
Net increase (decrease) in net assets resulting from operations		$95,442,598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,265,267	$8,985,831
Net realized gain (loss)	(3,865,332)	73,907,820
Change in net unrealized appreciation (depreciation)	94,042,663	(115,833,041)
Net increase (decrease) in net assets resulting from operations	95,442,598	(32,939,390)
Distributions to shareholders from net investment income	–	(9,078,643)
Share transactions - net increase (decrease)	(20,946,493)	(83,813,071)
Total increase (decrease) in net assets	74,496,105	(125,831,104)
Net Assets
Beginning of period	693,731,948	819,563,052
End of period	$768,228,053	$693,731,948
Other Information
Undistributed net investment income end of period	$5,230,631	$–
Distributions in excess of net investment income end of period	$–	$(34,636)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$16.41	$14.72	$12.43	$10.71	$10.72
Income from Investment Operations
Net investment income (loss)A	.10	.15	.15	.13	.20	.14
Net realized and unrealized gain (loss)	2.01	(1.03)	1.65	2.35	1.73	.02
Total from investment operations	2.11	(.88)	1.80	2.48	1.93	.16
Distributions from net investment income	–	(.16)	(.11)	(.15)	(.21)	(.17)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.16)	(.11)	(.19)B	(.21)	(.17)
Net asset value, end of period	$17.48	$15.37	$16.41	$14.72	$12.43	$10.71
Total ReturnC,D,E	13.73%	(5.40)%	12.25%	20.01%	18.15%	1.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.10%	1.07%	1.00%	.87%	.87%
Expenses net of fee waivers, if any	1.08%H	1.10%	1.07%	1.00%	.87%	.87%
Expenses net of all reductions	1.07%H	1.09%	1.07%	1.00%	.85%	.86%
Net investment income (loss)	1.16%H	.90%	.94%	.95%	1.74%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$28,096	$24,201	$26,536	$21,266	$18,234	$18,900
Portfolio turnover rateI	55%H	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class T

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.36	$16.40	$14.71	$12.44	$10.72	$10.74
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.09	.17	.12
Net realized and unrealized gain (loss)	2.01	(1.03)	1.66	2.34	1.73	.01
Total from investment operations	2.08	(.93)	1.76	2.43	1.90	.13
Distributions from net investment income	–	(.11)	(.07)	(.11)	(.18)	(.15)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.11)	(.07)	(.16)	(.18)	(.15)
Net asset value, end of period	$17.44	$15.36	$16.40	$14.71	$12.44	$10.72
Total ReturnB,C,D	13.54%	(5.71)%	11.95%	19.54%	17.88%	1.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.42%G	1.42%	1.39%	1.32%	1.14%	1.14%
Expenses net of fee waivers, if any	1.42%G	1.42%	1.39%	1.32%	1.14%	1.14%
Expenses net of all reductions	1.41%G	1.41%	1.39%	1.31%	1.12%	1.13%
Net investment income (loss)	.82%G	.58%	.62%	.63%	1.48%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$10,898	$9,515	$10,469	$8,244	$6,544	$5,603
Portfolio turnover rateH	55%G	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$16.18	$14.53	$12.30	$10.61	$10.63
Income from Investment Operations
Net investment income (loss)A	.03	.01	.02	.02	.11	.07
Net realized and unrealized gain (loss)	1.96	(1.00)	1.63	2.31	1.72	.01
Total from investment operations	1.99	(.99)	1.65	2.33	1.83	.08
Distributions from net investment income	–	(.10)	–	(.05)	(.14)	(.10)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.10)	–	(.10)	(.14)	(.10)
Net asset value, end of period	$17.08	$15.09	$16.18	$14.53	$12.30	$10.61
Total ReturnB,C,D	13.19%	(6.13)%	11.36%	18.94%	17.32%	.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%G	1.93%	1.89%	1.81%	1.63%	1.62%
Expenses net of fee waivers, if any	1.89%G	1.93%	1.89%	1.80%	1.63%	1.62%
Expenses net of all reductions	1.88%G	1.93%	1.89%	1.80%	1.61%	1.61%
Net investment income (loss)	.35%G	.07%	.12%	.14%	.99%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$9,839	$8,956	$10,118	$7,789	$5,839	$4,979
Portfolio turnover rateH	55%G	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.47	$16.51	$14.81	$12.51	$10.77	$10.78
Income from Investment Operations
Net investment income (loss)A	.12	.20	.20	.17	.23	.18
Net realized and unrealized gain (loss)	2.03	(1.03)	1.66	2.37	1.75	.01
Total from investment operations	2.15	(.83)	1.86	2.54	1.98	.19
Distributions from net investment income	–	(.21)	(.16)	(.19)	(.24)	(.20)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.21)	(.16)	(.24)	(.24)	(.20)
Net asset value, end of period	$17.62	$15.47	$16.51	$14.81	$12.51	$10.77
Total ReturnB,C	13.90%	(5.10)%	12.54%	20.31%	18.55%	1.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%F	.81%	.78%	.72%	.57%	.57%
Expenses net of fee waivers, if any	.79%F	.81%	.78%	.72%	.57%	.57%
Expenses net of all reductions	.78%F	.80%	.78%	.71%	.55%	.56%
Net investment income (loss)	1.45%F	1.19%	1.23%	1.23%	2.05%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$713,380	$644,182	$761,542	$518,206	$465,702	$482,950
Portfolio turnover rateG	55%F	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$16.44	$14.74	$12.46	$10.74	$10.74
Income from Investment Operations
Net investment income (loss)A	.12	.20	.20	.17	.23	.17
Net realized and unrealized gain (loss)	2.02	(1.04)	1.66	2.35	1.73	.02
Total from investment operations	2.14	(.84)	1.86	2.52	1.96	.19
Distributions from net investment income	–	(.20)	(.16)	(.19)	(.24)	(.19)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.20)	(.16)	(.24)	(.24)	(.19)
Net asset value, end of period	$17.54	$15.40	$16.44	$14.74	$12.46	$10.74
Total ReturnB,C	13.90%	(5.14)%	12.58%	20.25%	18.42%	1.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%F	.82%	.81%	.73%	.61%	.60%
Expenses net of fee waivers, if any	.79%F	.82%	.81%	.73%	.61%	.60%
Expenses net of all reductions	.78%F	.81%	.81%	.73%	.58%	.60%
Net investment income (loss)	1.45%F	1.18%	1.20%	1.22%	2.01%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$6,015	$6,164	$9,544	$3,881	$1,995	$1,519
Portfolio turnover rateG	55%F	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$84,091,791
Gross unrealized depreciation	(41,068,060)
Net unrealized appreciation (depreciation) on securities	$43,023,731
Tax cost	$729,083,114

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(156,222,307)

The Fund elected to defer to its next fiscal year approximately $81,623 of currency losses recognized during the period November 1, 2015 to January 31, 2016. The Fund elected to defer to its next fiscal year approximately $120,767 of capital losses recognized during the period November 1, 2015 to January 31, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,458,385 and a change in net unrealized appreciation (depreciation) of $(192,460) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,822,550 and $211,538,603, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$32,791	$519
Class T	.25%	.25%	25,626	-
Class B	.75%	.25%	2,497	1,873
Class C	.75%	.25%	47,420	7,232
			$108,334	$9,624

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,758
Class T	1,269
Class B(a)	16
Class C(a)	1,771
$8,814

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$29,195.22
Class T	16,079.31
Class B	638.26
Class C	13,729.29
Stock Selector Large Cap Value	639,194.19
Class I	5,441.19
	$704,276

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,784 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,023 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,395,748. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,849, including $5,450 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,102 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,675.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Class A	$–	$247,938
Class T	–	66,187
Class C	–	100,122
Stock Selector Large Cap Value	–	8,576,233
Class I	–	88,163
Total	$–	$9,078,643

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Class A
Shares sold	297,875	331,048	$4,987,875	$5,512,197
Reinvestment of distributions	–	14,824	–	235,407
Shares redeemed	(264,435)	(389,058)	(4,433,084)	(6,510,850)
Net increase (decrease)	33,440	(43,186)	$554,791	$(763,246)
Class T
Shares sold	73,265	98,719	$1,212,078	$1,650,938
Reinvestment of distributions	–	4,138	–	65,711
Shares redeemed	(67,520)	(122,073)	(1,116,412)	(2,032,878)
Net increase (decrease)	5,745	(19,216)	$95,666	$(316,229)
Class B
Shares sold	1,058	–	$17,571	$2
Shares redeemed	(47,494)	(36,212)	(785,079)	(608,112)
Net increase (decrease)	(46,436)	(36,212)	$(767,508)	$(608,110)
Class C
Shares sold	81,166	627,414	$1,326,369	$10,101,962
Reinvestment of distributions	–	6,075	–	94,778
Shares redeemed	(98,786)	(665,157)	(1,622,853)	(10,105,437)
Net increase (decrease)	(17,620)	(31,668)	$(296,484)	$91,303
Stock Selector Large Cap Value
Shares sold	3,041,765	8,102,341	$50,114,563	$135,383,965
Reinvestment of distributions	–	523,476	–	8,373,276
Shares redeemed	(4,176,255)	(13,116,688)	(69,722,186)	(222,880,353)
Net increase (decrease)	(1,134,490)	(4,490,871)	$(19,607,623)	$(79,123,112)
Class I
Shares sold	58,628	142,790	$977,000	$2,313,025
Reinvestment of distributions	–	5,311	–	84,600
Shares redeemed	(115,826)	(328,617)	(1,902,335)	(5,491,302)
Net increase (decrease)	(57,198)	(180,516)	$(925,335)	$(3,093,677)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Class A	1.08%
Actual		$1,000.00	$1,137.30	$5.74
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class T	1.42%
Actual		$1,000.00	$1,135.40	$7.54
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class C	1.89%
Actual		$1,000.00	$1,131.90	$10.02
Hypothetical-C		$1,000.00	$1,015.47	$9.47
Stock Selector Large Cap Value	.79%
Actual		$1,000.00	$1,139.00	$4.20
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class I	.79%
Actual		$1,000.00	$1,139.00	$4.20
Hypothetical-C		$1,000.00	$1,020.93	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ALCV-SANN-0916
1.838402.107

Fidelity® Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.5	4.8
Procter & Gamble Co.	3.2	2.8
Johnson & Johnson	2.8	2.5
Chevron Corp.	2.7	2.5
Wells Fargo & Co.	2.6	3.3
AT&T, Inc.	2.4	1.9
Suncor Energy, Inc.	2.2	2.1
General Electric Co.	1.8	2.4
Chubb Ltd.	1.8	1.8
ConocoPhillips Co.	1.6	0.0
	25.6

Top Five Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	28.6
Energy	12.9	12.6
Health Care	11.0	11.3
Information Technology	9.4	10.9
Consumer Staples	8.6	7.3

Asset Allocation (% of fund's net assets)

As of July 31, 2016*
Stocks and Equity Futures	95.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 9.8%

As of January 31, 2016*
Stocks and Equity Futures	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 14.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Delphi Automotive PLC	56,300	$3,818,266
Household Durables - 0.8%
Whirlpool Corp.	34,530	6,642,191
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	111,114	2,978,966
Leisure Products - 0.2%
Mattel, Inc.	47,700	1,592,226
Media - 1.7%
Charter Communications, Inc. Class A (a)	9,755	2,291,157
Liberty Broadband Corp. Class C (a)	62,287	3,943,390
Twenty-First Century Fox, Inc. Class A	249,000	6,633,360
		12,867,907
Multiline Retail - 1.1%
Target Corp.	113,234	8,529,917

TOTAL CONSUMER DISCRETIONARY		36,429,473

CONSUMER STAPLES - 8.6%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	140,845	10,277,460
Walgreens Boots Alliance, Inc.	135,240	10,717,770
		20,995,230
Food Products - 1.8%
ConAgra Foods, Inc.	153,600	7,182,336
The J.M. Smucker Co.	42,942	6,619,939
		13,802,275
Household Products - 3.2%
Procter & Gamble Co.	282,580	24,186,022
Tobacco - 0.9%
Philip Morris International, Inc.	68,800	6,897,888

TOTAL CONSUMER STAPLES		65,881,415

ENERGY - 12.9%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	182,500	8,728,975
Dril-Quip, Inc. (a)	78,400	4,267,312
		12,996,287
Oil, Gas & Consumable Fuels - 11.2%
Cabot Oil & Gas Corp.	146,700	3,619,089
Cenovus Energy, Inc.	426,100	6,099,498
Cheniere Energy, Inc. (a)	255,900	10,704,297
Chevron Corp.	204,000	20,905,920
ConocoPhillips Co.	301,900	12,323,558
Diamondback Energy, Inc.	89,400	7,848,426
Phillips 66 Co.	104,700	7,963,482
Suncor Energy, Inc.	621,700	16,732,308
		86,196,578

TOTAL ENERGY		99,192,865

FINANCIALS - 25.5%
Banks - 8.6%
CIT Group, Inc.	147,000	5,080,320
Citigroup, Inc.	20,000	876,200
Comerica, Inc.	58,500	2,646,540
Cullen/Frost Bankers, Inc. (b)	48,800	3,313,032
First Citizen Bancshares, Inc.	17,200	4,468,216
First Citizen Bancshares, Inc. Class A (a)	10,000	2,597,800
Investors Bancorp, Inc.	150,700	1,711,952
JPMorgan Chase & Co.	101,800	6,512,146
PNC Financial Services Group, Inc.	50,700	4,190,355
Popular, Inc.	98,280	3,311,053
U.S. Bancorp	223,300	9,416,561
Wells Fargo & Co.	415,800	19,945,926
Zions Bancorporation	82,900	2,311,252
		66,381,353
Capital Markets - 3.6%
American Capital Ltd. (a)	70,000	1,152,900
Fortress Investment Group LLC	523,300	2,595,568
Franklin Resources, Inc.	78,000	2,822,820
Goldman Sachs Group, Inc.	68,600	10,894,366
Interactive Brokers Group, Inc.	150,800	5,253,872
Invesco Ltd.	131,000	3,822,580
NorthStar Asset Management Group, Inc.	120,000	1,423,200
		27,965,306
Consumer Finance - 0.8%
Discover Financial Services	71,000	4,035,640
Navient Corp.	118,800	1,686,960
		5,722,600
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	238,457	34,402,190
Leucadia National Corp.	25,000	456,500
		34,858,690
Insurance - 5.4%
AFLAC, Inc.	149,450	10,802,246
AMBAC Financial Group, Inc. (a)	180,000	3,272,400
Chubb Ltd.	109,400	13,703,444
Lincoln National Corp.	15,000	655,050
National Western Life Group, Inc.	8,350	1,579,319
Torchmark Corp.	104,725	6,479,336
Universal Insurance Holdings, Inc. (b)	212,500	4,619,750
		41,111,545
Real Estate Investment Trusts - 0.4%
NexPoint Residential Trust, Inc.	25,274	492,590
NorthStar Realty Finance Corp.	160,000	2,144,000
		2,636,590
Real Estate Management & Development - 1.3%
Consolidated-Tomoka Land Co.	54,350	2,659,346
Jones Lang LaSalle, Inc.	15,000	1,642,050
Kennedy-Wilson Holdings, Inc.	275,000	5,788,750
		10,090,146
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc.	149,785	2,031,085
Meridian Bancorp, Inc.	334,164	4,912,211
		6,943,296

TOTAL FINANCIALS		195,709,526

HEALTH CARE - 11.0%
Biotechnology - 0.2%
Shire PLC sponsored ADR	6,128	1,189,567
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	151,839	6,794,795
Medtronic PLC	113,520	9,947,758
Zimmer Biomet Holdings, Inc.	18,382	2,410,615
		19,153,168
Health Care Providers & Services - 0.9%
Aetna, Inc.	24,615	2,835,894
Anthem, Inc.	17,237	2,263,908
Cigna Corp.	13,232	1,706,399
		6,806,201
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	17,070	2,711,399
Pharmaceuticals - 7.1%
Allergan PLC (a)	19,740	4,993,233
Jazz Pharmaceuticals PLC (a)	47,627	7,190,248
Johnson & Johnson	171,302	21,452,149
Merck & Co., Inc.	154,759	9,078,163
Pfizer, Inc.	293,571	10,829,834
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,666	945,131
		54,488,758

TOTAL HEALTH CARE		84,349,093

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	60,251	1,136,334
L-3 Communications Holdings, Inc.	10,616	1,609,704
Raytheon Co.	34,470	4,809,599
United Technologies Corp.	57,192	6,156,719
		13,712,356
Construction & Engineering - 1.0%
AECOM (a)	179,734	6,378,760
Jacobs Engineering Group, Inc. (a)	31,789	1,701,347
		8,080,107
Electrical Equipment - 0.7%
Fortive Corp. (a)	108,050	5,209,091
Industrial Conglomerates - 1.8%
General Electric Co.	441,576	13,750,677
Machinery - 1.2%
Caterpillar, Inc.	956	79,119
Deere & Co.	74,640	5,800,274
Flowserve Corp.	66,558	3,184,800
		9,064,193
Road & Rail - 1.8%
CSX Corp.	315,925	8,950,155
Union Pacific Corp.	52,499	4,885,032
		13,835,187

TOTAL INDUSTRIALS		63,651,611

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	332,100	10,139,013
Juniper Networks, Inc.	79,000	1,792,510
		11,931,523
Electronic Equipment & Components - 0.9%
Jabil Circuit, Inc.	358,364	7,292,707
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	71,400	2,726,766
Semiconductors & Semiconductor Equipment - 2.6%
Maxim Integrated Products, Inc.	74,100	3,021,798
Micron Technology, Inc. (a)	103,000	1,415,220
NXP Semiconductors NV (a)	39,100	3,287,919
Qualcomm, Inc.	176,600	11,051,628
Semtech Corp. (a)	59,981	1,524,717
		20,301,282
Software - 1.2%
Oracle Corp.	219,100	8,991,864
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	55,600	5,794,076
Hewlett Packard Enterprise Co.	307,400	6,461,548
HP, Inc.	385,500	5,400,855
Western Digital Corp.	77,300	3,672,523
		21,329,002

TOTAL INFORMATION TECHNOLOGY		72,573,144

MATERIALS - 2.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	100,500	2,480,340
Eastman Chemical Co.	54,900	3,581,127
The Dow Chemical Co.	144,100	7,733,847
Westlake Chemical Corp.	37,200	1,701,528
		15,496,842
Containers & Packaging - 0.4%
Ball Corp.	42,100	2,975,207
Metals & Mining - 0.3%
Compass Minerals International, Inc.	35,300	2,456,527

TOTAL MATERIALS		20,928,576

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	424,300	18,367,947
Frontier Communications Corp.	714,300	3,714,360
Verizon Communications, Inc.	172,800	9,574,848
		31,657,155
UTILITIES - 6.9%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	123,100	8,530,830
Edison International	90,300	6,987,414
NextEra Energy, Inc.	71,010	9,109,873
OGE Energy Corp.	133,200	4,285,044
Xcel Energy, Inc.	167,100	7,349,058
		36,262,219
Gas Utilities - 0.4%
Atmos Energy Corp.	31,800	2,537,322
Multi-Utilities - 1.8%
DTE Energy Co.	65,500	6,387,560
Sempra Energy	67,550	7,557,494
		13,945,054

TOTAL UTILITIES		52,744,595

TOTAL COMMON STOCKS
(Cost $675,284,117)		723,117,453

Nonconvertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,558,331)	229,566	5,975,603
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.28% 9/15/16 to 9/22/16 (c)
(Cost $309,889)	310,000	309,898
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.42% (d)	40,000,891	$40,000,891
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	2,703,000	2,703,000
TOTAL MONEY MARKET FUNDS
(Cost $42,703,891)		42,703,891
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $723,856,228)		772,106,845
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,878,792)
NET ASSETS - 100%		$768,228,053

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
51 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2016	5,288,700	$(369)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $256,916.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,497
Fidelity Securities Lending Cash Central Fund	74,849
Total	$145,346

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,429,473	$36,429,473	$--	$--
Consumer Staples	65,881,415	65,881,415	--	--
Energy	99,192,865	99,192,865	--	--
Financials	201,685,129	201,685,129	--	--
Health Care	84,349,093	84,349,093	--	--
Industrials	63,651,611	63,651,611	--	--
Information Technology	72,573,144	72,573,144	--	--
Materials	20,928,576	20,928,576	--	--
Telecommunication Services	31,657,155	31,657,155	--	--
Utilities	52,744,595	52,744,595	--	--
U.S. Government and Government Agency Obligations	309,898	--	309,898	--
Money Market Funds	42,703,891	42,703,891	--	--
Total Investments in Securities:	$772,106,845	$771,796,947	$309,898	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(369)	$(369)	$--	$--
Total Liabilities	$(369)	$(369)	$--	$--
Total Derivative Instruments:	$(369)	$(369)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(369)
Total Equity Risk	0	(369)
Total Value of Derivatives	$0	$(369)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,714,831) — See accompanying schedule: Unaffiliated issuers (cost $681,152,337)	$729,402,954
Fidelity Central Funds (cost $42,703,891)	42,703,891
Total Investments (cost $723,856,228)		$772,106,845
Cash		12,655
Receivable for investments sold		2,445,559
Receivable for fund shares sold		251,362
Dividends receivable		901,714
Distributions receivable from Fidelity Central Funds		15,772
Receivable for daily variation margin for derivative instruments		14,790
Other receivables		12,893
Total assets		775,761,590
Liabilities
Payable for investments purchased	$3,593,106
Payable for fund shares redeemed	714,045
Accrued management fee	329,742
Distribution and service plan fees payable	18,511
Other affiliated payables	141,801
Other payables and accrued expenses	33,332
Collateral on securities loaned, at value	2,703,000
Total liabilities		7,533,537
Net Assets		$768,228,053
Net Assets consist of:
Paid in capital		$879,946,421
Undistributed net investment income		5,230,631
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(165,199,473)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,250,474
Net Assets		$768,228,053
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,096,201 ÷ 1,607,703 shares)		$17.48
Maximum offering price per share (100/94.25 of $17.48)		$18.55
Class T:
Net Asset Value and redemption price per share ($10,898,143 ÷ 625,056 shares)		$17.44
Maximum offering price per share (100/96.50 of $17.44)		$18.07
Class C:
Net Asset Value and offering price per share ($9,838,800 ÷ 576,025 shares)(a)		$17.08
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($713,380,352 ÷ 40,498,393 shares)		$17.62
Class I:
Net Asset Value, offering price and redemption price per share ($6,014,557 ÷ 342,977 shares)		$17.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$8,153,420
Interest		677
Income from Fidelity Central Funds		145,346
Total income		8,299,443
Expenses
Management fee
Basic fee	$2,038,268
Performance adjustment	(19,807)
Transfer agent fees	704,276
Distribution and service plan fees	108,334
Accounting and security lending fees	131,789
Custodian fees and expenses	16,042
Independent trustees' fees and expenses	1,624
Registration fees	41,795
Audit	30,570
Legal	3,425
Miscellaneous	3,637
Total expenses before reductions	3,059,953
Expense reductions	(25,777)	3,034,176
Net investment income (loss)		5,265,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,334,111)
Foreign currency transactions	10,394
Futures contracts	1,458,385
Total net realized gain (loss)		(3,865,332)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,234,226
Assets and liabilities in foreign currencies	897
Futures contracts	(192,460)
Total change in net unrealized appreciation (depreciation)		94,042,663
Net gain (loss)		90,177,331
Net increase (decrease) in net assets resulting from operations		$95,442,598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,265,267	$8,985,831
Net realized gain (loss)	(3,865,332)	73,907,820
Change in net unrealized appreciation (depreciation)	94,042,663	(115,833,041)
Net increase (decrease) in net assets resulting from operations	95,442,598	(32,939,390)
Distributions to shareholders from net investment income	–	(9,078,643)
Share transactions - net increase (decrease)	(20,946,493)	(83,813,071)
Total increase (decrease) in net assets	74,496,105	(125,831,104)
Net Assets
Beginning of period	693,731,948	819,563,052
End of period	$768,228,053	$693,731,948
Other Information
Undistributed net investment income end of period	$5,230,631	$–
Distributions in excess of net investment income end of period	$–	$(34,636)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$16.41	$14.72	$12.43	$10.71	$10.72
Income from Investment Operations
Net investment income (loss)A	.10	.15	.15	.13	.20	.14
Net realized and unrealized gain (loss)	2.01	(1.03)	1.65	2.35	1.73	.02
Total from investment operations	2.11	(.88)	1.80	2.48	1.93	.16
Distributions from net investment income	–	(.16)	(.11)	(.15)	(.21)	(.17)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.16)	(.11)	(.19)B	(.21)	(.17)
Net asset value, end of period	$17.48	$15.37	$16.41	$14.72	$12.43	$10.71
Total ReturnC,D,E	13.73%	(5.40)%	12.25%	20.01%	18.15%	1.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.10%	1.07%	1.00%	.87%	.87%
Expenses net of fee waivers, if any	1.08%H	1.10%	1.07%	1.00%	.87%	.87%
Expenses net of all reductions	1.07%H	1.09%	1.07%	1.00%	.85%	.86%
Net investment income (loss)	1.16%H	.90%	.94%	.95%	1.74%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$28,096	$24,201	$26,536	$21,266	$18,234	$18,900
Portfolio turnover rateI	55%H	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class T

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.36	$16.40	$14.71	$12.44	$10.72	$10.74
Income from Investment Operations
Net investment income (loss)A	.07	.10	.10	.09	.17	.12
Net realized and unrealized gain (loss)	2.01	(1.03)	1.66	2.34	1.73	.01
Total from investment operations	2.08	(.93)	1.76	2.43	1.90	.13
Distributions from net investment income	–	(.11)	(.07)	(.11)	(.18)	(.15)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.11)	(.07)	(.16)	(.18)	(.15)
Net asset value, end of period	$17.44	$15.36	$16.40	$14.71	$12.44	$10.72
Total ReturnB,C,D	13.54%	(5.71)%	11.95%	19.54%	17.88%	1.26%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.42%G	1.42%	1.39%	1.32%	1.14%	1.14%
Expenses net of fee waivers, if any	1.42%G	1.42%	1.39%	1.32%	1.14%	1.14%
Expenses net of all reductions	1.41%G	1.41%	1.39%	1.31%	1.12%	1.13%
Net investment income (loss)	.82%G	.58%	.62%	.63%	1.48%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$10,898	$9,515	$10,469	$8,244	$6,544	$5,603
Portfolio turnover rateH	55%G	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$16.18	$14.53	$12.30	$10.61	$10.63
Income from Investment Operations
Net investment income (loss)A	.03	.01	.02	.02	.11	.07
Net realized and unrealized gain (loss)	1.96	(1.00)	1.63	2.31	1.72	.01
Total from investment operations	1.99	(.99)	1.65	2.33	1.83	.08
Distributions from net investment income	–	(.10)	–	(.05)	(.14)	(.10)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.10)	–	(.10)	(.14)	(.10)
Net asset value, end of period	$17.08	$15.09	$16.18	$14.53	$12.30	$10.61
Total ReturnB,C,D	13.19%	(6.13)%	11.36%	18.94%	17.32%	.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%G	1.93%	1.89%	1.81%	1.63%	1.62%
Expenses net of fee waivers, if any	1.89%G	1.93%	1.89%	1.80%	1.63%	1.62%
Expenses net of all reductions	1.88%G	1.93%	1.89%	1.80%	1.61%	1.61%
Net investment income (loss)	.35%G	.07%	.12%	.14%	.99%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$9,839	$8,956	$10,118	$7,789	$5,839	$4,979
Portfolio turnover rateH	55%G	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.47	$16.51	$14.81	$12.51	$10.77	$10.78
Income from Investment Operations
Net investment income (loss)A	.12	.20	.20	.17	.23	.18
Net realized and unrealized gain (loss)	2.03	(1.03)	1.66	2.37	1.75	.01
Total from investment operations	2.15	(.83)	1.86	2.54	1.98	.19
Distributions from net investment income	–	(.21)	(.16)	(.19)	(.24)	(.20)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.21)	(.16)	(.24)	(.24)	(.20)
Net asset value, end of period	$17.62	$15.47	$16.51	$14.81	$12.51	$10.77
Total ReturnB,C	13.90%	(5.10)%	12.54%	20.31%	18.55%	1.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%F	.81%	.78%	.72%	.57%	.57%
Expenses net of fee waivers, if any	.79%F	.81%	.78%	.72%	.57%	.57%
Expenses net of all reductions	.78%F	.80%	.78%	.71%	.55%	.56%
Net investment income (loss)	1.45%F	1.19%	1.23%	1.23%	2.05%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$713,380	$644,182	$761,542	$518,206	$465,702	$482,950
Portfolio turnover rateG	55%F	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$16.44	$14.74	$12.46	$10.74	$10.74
Income from Investment Operations
Net investment income (loss)A	.12	.20	.20	.17	.23	.17
Net realized and unrealized gain (loss)	2.02	(1.04)	1.66	2.35	1.73	.02
Total from investment operations	2.14	(.84)	1.86	2.52	1.96	.19
Distributions from net investment income	–	(.20)	(.16)	(.19)	(.24)	(.19)
Distributions from net realized gain	–	–	–	(.05)	–	–
Total distributions	–	(.20)	(.16)	(.24)	(.24)	(.19)
Net asset value, end of period	$17.54	$15.40	$16.44	$14.74	$12.46	$10.74
Total ReturnB,C	13.90%	(5.14)%	12.58%	20.25%	18.42%	1.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%F	.82%	.81%	.73%	.61%	.60%
Expenses net of fee waivers, if any	.79%F	.82%	.81%	.73%	.61%	.60%
Expenses net of all reductions	.78%F	.81%	.81%	.73%	.58%	.60%
Net investment income (loss)	1.45%F	1.18%	1.20%	1.22%	2.01%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$6,015	$6,164	$9,544	$3,881	$1,995	$1,519
Portfolio turnover rateG	55%F	67%	60%	64%	63%	128%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$84,091,791
Gross unrealized depreciation	(41,068,060)
Net unrealized appreciation (depreciation) on securities	$43,023,731
Tax cost	$729,083,114

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(156,222,307)

The Fund elected to defer to its next fiscal year approximately $81,623 of currency losses recognized during the period November 1, 2015 to January 31, 2016. The Fund elected to defer to its next fiscal year approximately $120,767 of capital losses recognized during the period November 1, 2015 to January 31, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,458,385 and a change in net unrealized appreciation (depreciation) of $(192,460) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,822,550 and $211,538,603, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$32,791	$519
Class T	.25%	.25%	25,626	–
Class B	.75%	.25%	2,497	1,873
Class C	.75%	.25%	47,420	7,232
			$108,334	$9,624

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,758
Class T	1,269
Class B(a)	16
Class C(a)	1,771
$8,814

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$29,195.22
Class T	16,079.31
Class B	638.26
Class C	13,729.29
Stock Selector Large Cap Value	639,194.19
Class I	5,441.19
	$704,276

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,784 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,023 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,395,748. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,849, including $5,450 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,102 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,675.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Class A	$–	$247,938
Class T	–	66,187
Class C	–	100,122
Stock Selector Large Cap Value	–	8,576,233
Class I	–	88,163
Total	$–	$9,078,643

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Class A
Shares sold	297,875	331,048	$4,987,875	$5,512,197
Reinvestment of distributions	–	14,824	–	235,407
Shares redeemed	(264,435)	(389,058)	(4,433,084)	(6,510,850)
Net increase (decrease)	33,440	(43,186)	$554,791	$(763,246)
Class T
Shares sold	73,265	98,719	$1,212,078	$1,650,938
Reinvestment of distributions	–	4,138	–	65,711
Shares redeemed	(67,520)	(122,073)	(1,116,412)	(2,032,878)
Net increase (decrease)	5,745	(19,216)	$95,666	$(316,229)
Class B
Shares sold	1,058	–	$17,571	$2
Shares redeemed	(47,494)	(36,212)	(785,079)	(608,112)
Net increase (decrease)	(46,436)	(36,212)	$(767,508)	$(608,110)
Class C
Shares sold	81,166	627,414	$1,326,369	$10,101,962
Reinvestment of distributions	–	6,075	–	94,778
Shares redeemed	(98,786)	(665,157)	(1,622,853)	(10,105,437)
Net increase (decrease)	(17,620)	(31,668)	$(296,484)	$91,303
Stock Selector Large Cap Value
Shares sold	3,041,765	8,102,341	$50,114,563	$135,383,965
Reinvestment of distributions	–	523,476	–	8,373,276
Shares redeemed	(4,176,255)	(13,116,688)	(69,722,186)	(222,880,353)
Net increase (decrease)	(1,134,490)	(4,490,871)	$(19,607,623)	$(79,123,112)
Class I
Shares sold	58,628	142,790	$977,000	$2,313,025
Reinvestment of distributions	–	5,311	–	84,600
Shares redeemed	(115,826)	(328,617)	(1,902,335)	(5,491,302)
Net increase (decrease)	(57,198)	(180,516)	$(925,335)	$(3,093,677)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Class A	1.08%
Actual		$1,000.00	$1,137.30	$5.74
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class T	1.42%
Actual		$1,000.00	$1,135.40	$7.54
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class C	1.89%
Actual		$1,000.00	$1,131.90	$10.02
Hypothetical-C		$1,000.00	$1,015.47	$9.47
Stock Selector Large Cap Value	.79%
Actual		$1,000.00	$1,139.00	$4.20
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class I	.79%
Actual		$1,000.00	$1,139.00	$4.20
Hypothetical-C		$1,000.00	$1,020.93	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LCV-SANN-0916
1.900197.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2016